As filed with the Securities and Exchange Commission on September 8, 2005

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-09997
                                                      ---------

                               BAIRD FUNDS, INC.
                               -----------------
               (Exact name of Registrant as specified in charter)

                      777 EAST WISCONSIN AVENUE, FLOOR 18
                      -----------------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                CHARLES M. WEBER
                                ----------------
                       ROBERT W. BAIRD & CO. INCORPORATED
                       ----------------------------------
                           777 EAST WISCONSIN AVENUE
                           -------------------------
                              MILWAUKEE, WI 53202
                              -------------------
                    (Name and address of agent for service)

                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2005
                         -----------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2005

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

                               TABLE OF CONTENTS

                                                                            PAGE
BAIRD INTERMEDIATE BOND FUND                                                  1
BAIRD AGGREGATE BOND FUND                                                    13
BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                       25
BAIRD CORE PLUS BOND FUND                                                    30
BAIRD SHORT-TERM BOND FUND                                                   38
ADDITIONAL INFORMATION ON FUND EXPENSES                                      46
STATEMENTS OF ASSETS AND LIABILITIES                                         48
STATEMENTS OF OPERATIONS                                                     49
STATEMENTS OF CHANGES IN NET ASSETS                                          50
FINANCIAL HIGHLIGHTS                                                         55
NOTES TO THE FINANCIAL STATEMENTS                                            64

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

BAIRD INTERMEDIATE BOND FUND
JUNE 30, 2005

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F1>

U.S. Treasury                        14%
U.S. Gov't Agency                    22%
Aaa                                  21%
Aa                                    4%
A                                    17%
Baa                                  21%
Below Baa                             1%

SECTOR WEIGHTINGS

U.S. Treasury                        13%
U.S. Gov't Agency                    16%
Int'l                                 3%
Mortgage/CMOs                        12%
Asset-Backed                         10%
Industrials                          16%
Utility                               6%
Finance/Bank/Broker                  18%
Cash                                  5%
Municipal                             1%

NET ASSETS:                 $217,113,383     ANNUALIZED EXPENSE RATIO:
SEC 30-DAY YIELD:**<F2>                      Institutional Class:                    0.30%
Institutional Class:               4.20%     Investor Class:                         0.55%***<F3>
Investor Class:                    3.94%     PORTFOLIO TURNOVER RATIO:****<F4>       29.1%
AVERAGE DURATION:             3.65 years     TOTAL NUMBER OF HOLDINGS:                 224
AVERAGE MATURITY:             5.02 years

   *<F1>   Credit ratings are provided by Moody's Investors Service.
  **<F2> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2005.
 ***<F3>   Includes 0.25% 12b-1 fee.
****<F4>   Not Annualized.

BAIRD INTERMEDIATE BOND FUND

ANNUALIZED TOTAL RETURNS
For the Period Ended June 30, 2005                                     ONE YEAR          SINCE INCEPTION(1)<F5>
----------------------------------                                     --------          ----------------------
Baird Intermediate Bond Fund - Institutional Class Shares               5.55%                    6.94%
Baird Intermediate Bond Fund - Investor Class Shares                    5.32%                    6.70%
Lehman Brothers Intermediate Government/Credit Bond Index(2)<F6>        4.80%                    6.61%

(1)<F5> For the period September 29, 2000 (commencement of operations) to June 30, 2005.
(2)<F6> The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.0%

ASSET-BACKED SECURITIES - 9.9%
$   195,102    Amresco Residential
               Securities Mortgage
               Loan Trust,
               Series 1998-1, Class A6,
               6.51%, 08-25-2027                                  $    194,659
    617,680    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       630,992
  1,150,000    Bayview Financial
               Acquisition Trust
               Series 2005-B, Class 1A2,
               4.70%, 04-28-2039                                     1,147,570
  1,350,000    Chase Funding
               Mortgage Loan,
               Series 2004-1, Class 1A3,
               2.98%, 04-25-2026                                     1,334,054
    865,500    Chemical Master
               Credit Card Trust I,
               Series 1996-3, Class A,
               7.09%, 02-15-2009                                       890,838
    101,048    CitiFinancial Mortgage
               Securities, Inc.,
               Series 2003-2, Class AF2,
               2.13%, 05-25-2033                                       100,385
    278,990    Contimortgage Home
               Equity Loan Trust:
               Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       280,035
               Countrywide Asset-Backed
               Certificates:
  1,475,000    Series 2004-10, Class AF2,
               3.32%, 05-25-2022                                     1,457,735
    600,000    Series 2004-9, Class AF2,
               3.34%, 09-25-2023                                       594,012
    893,826    Countrywide Alternative
               Loan Trust
               Series 2005-5R, Class A2,
               4.75%, 12-25-2018                                       894,928
  1,500,000    Credit-Based Asset
               Servicing and Securities
               Series 2005-CB1, Class
               AF4, 4.62%, 01-25-2035                                1,502,978
               Delta Funding Home
               Equity Loan Trust:
    403,905    Series 1997-2, Class A6,
               7.04%, 06-25-2027                                       402,995
    221,337    Series 1999-1, Class A6F,
               6.34%, 12-15-2028                                       222,889
    287,862    Series 1999-2, Class A7F,
               7.03%, 08-15-2030                                       289,184
     96,570    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        96,354
               Green Tree Financial
               Corporation:
    747,106    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       757,720
    682,271    Series 1999-3, Class A5,
               6.16%, 02-01-2031                                       692,313
    230,364    IMC Home Equity
               Loan Trust
               Series 1998-1, Class A6,
               7.02%, 06-20-2029                                       233,183
  2,500,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               3.34%, 08-16-2010                                     2,507,089
    400,203    Mortgage Lenders
               Network Home Equity
               Loan Trust,
               Series 1998-2, Class A1,
               6.61%, 07-25-2029                                       403,841
  2,000,000    New Century Home
               Equity Loan Trust
               3.56%, 11-25-2033                                     1,990,435
    382,398    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       353,092
  1,150,000    Renaissance Home
               Equity Loan Trust,
               Series 2004-3, Class AF2,
               3.57%, 11-25-2034                                     1,136,620
               Residential Asset
               Mortgage Products, Inc.:
  1,736,689    Series 2003-RS9, Class
               AI3, 3.61%, 10-25-2028                                1,728,790
    783,803    Series 2003-RS6, Class
               AI3, 3.08%, 12-25-2028                                  777,805
    700,000    Residential Asset
               Securities Corporation:
               Series 2003-KS7, Class
               AI3, 3.37%, 11-25-2028                                  696,225
     54,480    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                        54,648
                                                                  ------------
                                                                    21,371,369
                                                                  ------------

FINANCIAL - 17.8%
    325,000    Aetna, Inc.,
               7.13%, 08-15-2006                                       335,491
               Allfirst Financial, Inc.
               Subordinated Notes:
  1,300,000    7.20%, 07-01-2007                                     1,382,995
    500,000    6.88%, 06-01-2009                                       537,688
               American General Finance
               Corporation Notes,
    550,000    4.00%, 03-15-2011                                       531,079
    589,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10-15-2009                                       677,462
    630,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11-01-2025                                       763,311
    415,000    AmSouth Bank NA
               Subordinated Notes,
               6.45%, 02-01-2008                                       437,793
    500,000    AMVESCAP PLC, Notes
               5.38%, 02-27-2013 F<F10>                                514,434
    225,000    Bank of America
               Corporation Subordinated
               Notes, 10.20%, 07-15-2015                               316,060
    350,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       370,013
               Bank One Corporation
               Subordinated Notes,
    750,000    10.00%, 08-15-2010                                      930,904
    180,000    6.00%, 02-17-2009                                       189,716
    480,000    Bankers Trust Corporation
               Subordinated Notes,
               7.38%, 05-01-2008                                       520,795
    150,000    BSCH Issuances, Ltd.,
               7.63%, 09-14-2010 F<F10>                                172,911
    800,000    CIT Group, Inc.
               Senior Notes,
               3.38%, 04-01-2009                                       773,061
    300,000    CIT Group Company of
               Canada, 5.20%, 06-01-2015
               (Acquired 05-25-05,
               Cost $299,151)*<F7> F<F10>                              303,387
  1,336,000    Comerica Incorporated
               Subordinated Notes,
               7.25%, 08-01-2007                                     1,413,054
    800,000    Compass Bank
               Subordinated Notes,
               8.10%, 08-15-2009                                       916,187
  1,000,000    Countrywide Home
               Loans, Inc.:
               5.50%, 02-01-2007                                     1,019,555
    900,000    Credit Suisse First
               Boston USA, Inc. Notes,
               6.13%, 11-15-2011                                       978,996
    475,000    Dime Capital Trust,
               9.33%, 05-06-2027                                       527,427
    494,646    First National Bank Chicago
               Pass Thru Certificates,
               8.08%, 01-05-2018                                       597,548
  1,100,000    First National
               Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                     1,161,329
    775,000    FMR Corporation
               4.75%, 03-01-2013,
               (Acquired 2-26-2003;
               Cost $777,068)*<F7>                                     787,353
    500,000    General Electric Capital
               Corporation Notes,
               6.00%, 06-15-2012                                       545,309
  1,000,000    Genworth Financial
               Inc. Notes,
               5.75%, 06-15-2014                                     1,072,448
    500,000    The Goldman Sachs
               Group, Inc.,
               5.15%, 01-15-2014                                       512,376
    200,000    The Goldman Sachs
               Group, Inc. Notes,
               6.60%, 01-15-2012                                       222,283
    830,000    Health Care Service
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $497,765)*<F7>                                     963,690
  1,200,000    Household Finance
               Corporation Senior
               Unsubordinated Notes,
               6.40%, 06-17-2008                                     1,270,958
    300,000    International Lease Finance
               Corporation Notes,
               5.70%, 07-03-2006                                       304,068
    500,000    J.P. Morgan Chase &
               Company Subordinated
               Notes, 6.63%, 03-15-2012                                556,632
  1,550,000    KeyCorp Subordinated
               Notes, 6.75%, 03-15-2006                              1,577,987
    700,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       753,662
    600,000    Marsh & McLennan
               Companies, Inc.
               5.38%, 07-15-2014                                       597,659
    600,000    MBNA Corporation Notes,
               6.13%, 03-01-2013                                       653,834
    750,000    Merrill Lynch & Co., Inc.
               Senior Unsubordinated
               Notes, 5.00%, 02-03-2014                                768,362
  1,000,000    Morgan Stanley Dean
               Witter Debentures,
               10.00%, 06-15-2008                                    1,162,251
    300,000    Morgan Stanley
               Unsubordinated Notes,
               6.75%, 04-15-2011                                       332,171
    196,000    National City Bank of
               Kentucky Subordinated
               Notes, 6.30%, 02-15-2011                                216,051
    500,000    Nationwide Life Global
               Fund Notes, 5.35%,
               02-15-2007 (Acquired
               02-08-02; Cost $499,520)*<F7>                           507,334
    894,000    PNC Funding Corporation,
               7.50%, 11-01-2009                                     1,002,983
  1,200,000    Protective Life U.S.
               Funding Notes,
               5.88%, 08-15-2006
               (Acquired 08-06-01
               and 01-14-04;
               Cost $699,160 and
               $530,742, respectively)*<F7>                          1,217,194
  1,200,000    Rabobank Nederland
               Senior Notes,
               2.70%, 03-15-2007,
               (Acquired 02-03-04;
               Cost $1,199,760)*<F7> F<F10>                          1,171,656
    700,000    Residential Capital
               Corporation Notes
               6.38%, 02-30-2010
               (Acquired 06-24-05;
               Cost $701,960)*<F7>                                     703,368
    805,000    SAFECO Corporation,
               Notes 6.88%, 07-15-2007                                 843,964
    546,000    SAFECO Corporation
               Senior Notes,
               7.25%, 09-01-2012                                       630,661
               Santander Central
               Hispano Issuances: F<F10>
    325,000    7.00%, 04-01-2006                                       331,498
    500,000    6.38%, 02-15-2011                                       549,121
    575,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       650,982
  1,160,000    Transamerica Finance
               Corporation Debentures,
               0.00%, 03-01-2010^<F9>                                  911,963
    350,000    UFJ Finance Aruba AEC,
               6.75%, 07-15-2013 F<F10>                                390,321
               Union Planters Corporation
               Subordinated Notes:
    645,000    6.50%, 03-15-2008,
               (Acquired 05-08-02,
               02-12-03, and 05-08-03;
               Cost $200,548, $75,169,
               and $413,799, respectively)*<F7>                        681,192
    300,000    7.75%, 03-01-2011                                       348,700
    500,000    Washington Mutual
               Capital I
               8.38%, 06-01-2027                                       557,729
    500,000    Washington Mutual Bank
               FA Subordinated Notes,
               6.88%, 06-15-2011                                       557,528
                                                                  ------------
                                                                    38,724,484
                                                                  ------------

INDUSTRIAL - 15.8%
    450,000    Alcan Inc. Notes,
               5.00%, 06-01-2015                                       452,073
     30,365    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                        28,103
    810,000    Anthem, Inc.,
               6.80%, 08-01-2012                                       913,993
    375,000    AOL Time Warner, Inc.,
               6.88%, 05-01-2012                                       423,158
    225,000    Auburn Hills
               Trust Debentures,
               12.38%, 05-01-2020                                      340,656
    300,000    Bellsouth Corporation
               4.75%, 11-15-2012                                       301,575
    575,000    British Telecom
               PLC Notes,
               8.38%, 12-15-2010 F<F10>                                680,791
    800,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014                                       828,853
  1,000,000    Clear Channel
               Communications, Inc.
               Notes, 5.50%, 09-15-2014                                948,458
    125,000    Comcast Cable
               Comm Holdings,
               8.38%, 03-15-2013                                       152,418
               Continental Airlines, Inc.
               Pass Thru Certificates:
      4,749    7.42%, 04-01-2007                                         4,236
    142,401    6.54%, 09-15-2008                                       127,043
    300,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       315,458
  1,115,000    Cooper Cameron
               Corporation Senior Notes,
               2.65%, 04-15-2007                                     1,120,553
    700,000    Cooper Industries, Inc.,
               Notes 5.25%, 07-01-2007                                 712,793
               Delta Air Lines, Inc.
               Pass Thru Certificates,
     26,000    7.78%, 11-18-2005                                        22,640
    324,000    9.50%, 11-18-2008                                       264,060
  1,000,000    Deutsche Telekom
               International Finance BV,
               8.50%, 06-15-2010 F<F10>                              1,158,935
    300,000    Dollar General Corporation,
               8.63%, 06-15-2010                                       342,000
    500,000    Fiserv, Inc. Notes,
               4.00%, 04-15-2008                                       492,997
    623,000    Ford Capital BV,
               Debentures,
               9.50%, 06-01-2010 F<F10>                                643,803
    300,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       282,588
    500,000    General Electric
               Company Notes,
               5.00%, 02-01-2013                                       516,255
               General Motors Acceptance
               Corporation Notes,
  1,025,000    7.75%, 01-19-2010                                     1,001,983
    200,000    6.75%, 12-01-2014                                       178,935
    550,000    General Motors Nova
               Scotia Finance Company,
               6.85%, 10-15-2008 F<F10>                                518,436
    950,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04 and
               02-02-05; Cost $794,280
               and $146,738, respectively)*<F7>                        910,952
               Halliburton Company Notes:
    425,000    5.63%, 12-01-2008                                       442,118
    325,000    5.50%, 10-15-2010                                       340,837
    650,000    Hanson Australia
               Funding,
               5.25%, 03-15-2013 F<F10>                                666,730
    400,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $399,088)*<F7>                                     443,583
    975,000    Hutchison Whampoa
               International Ltd.,
               6.25%, 01-24-2014,
               (Acquired 11-19-03 and
               02-08-05; Cost $749,228 and
               $244,602, respectively)*<F7> F<F10>                   1,048,110
  1,000,000    Ingersoll-Rand Company
               Debentures,
               6.39%, 11-15-2027 F<F10>                              1,190,824
    105,000    International Paper
               Company Notes,
               7.63%, 01-15-2007                                       109,871
    650,000    Laboratory Corporation
               of America Holdings
               Senior Notes,
               5.50%, 02-01-2013                                       679,286
    500,000    Limited Brands, Inc.
               5.25%, 11-01-2014                                       483,163
    350,000    Marathon Oil Corporation,
               6.00%, 07-01-2012                                       378,759
    500,000    Marathon Oil
               Corporation Notes,
               5.38%, 06-01-2007                                       509,932
    900,000    The May Department
               Stores Company Debentures,
               8.85%, 03-01-2006                                       925,757
    175,000    MeadWestvaco
               Corporation Notes,
               2.75%, 12-01-2005                                       174,146
               Northwest Airlines, Inc.:
    498,736    7.25%, 07-02-2014                                       335,993
    235,707    6.26%, 11-20-2021                                       245,109
    375,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       413,438
    700,000    PCCW Capital II Ltd.,
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $696,731)*<F7> F<F10>                              743,231
               Qwest Capital Funding, Inc.:
    350,000    7.00%, 08-03-2009                                       342,125
    100,000    7.25%, 02-15-2011                                        95,750
  1,000,000    Reed Elsevier Capital Notes,
               4.63%, 06-15-2012                                       995,388
    500,000    SBC Communications
               Inc. Notes,
               5.63%, 06-15-2016                                       527,195
    650,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $646,490)*<F7>                                     665,644
    239,199    Southwest Airlines Company
               Pass Thru Certificates,
               7.67%, 01-02-2014                                       269,394
    875,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       896,653
    380,000    Telus Corporation Notes,
               6.50%, 06-01-2007 F<F10>                                402,002
    300,000    TCI Communications,
               Inc. Debentures,
               8.75%, 08-01-2015                                       384,834
  1,360,000    Telecom Italia Capital
               (Acquired 11-30-04;
               Cost $1,318,262),
               4.95%, 09-30-2014*<F7> F<F10>                         1,346,597
    200,000    Tele-Communications,
               Inc. Debentures,
               9.80%, 02-01-2012                                       254,740
    513,000    Time Warner, Inc.
               Debentures,
               9.13%, 01-15-2013                                       648,254
               Tyco International
               Group SA: F
    700,000    6.38%, 02-15-2006                                       709,363
    400,000    6.38%, 10-15-2011                                       439,322
    650,000    6.00%, 11-15-2013                                       706,871
    257,967    Union Pacific Corporation
               Pass Thru Certificates,
               8.66%, 07-02-2011                                       285,369
               United Air Lines, Inc.
               Pass Thru Certificates:
    245,275    7.76%, 10-01-2005, @<F8>                                 43,914
    387,138    6.20%, 09-01-2008                                       368,382
    300,000    10.02%, 03-22-2014, @<F8>, ^<F9>                        141,675
  1,000,000    Viacom Inc.,
               7.70%, 07-30-2010                                     1,116,105
    160,000    Weyerhaeuser
               Company Notes,
               5.95%, 11-01-2008                                       167,514
    500,000    Willamette Industries, Inc.
               Notes, 6.60%, 06-05-2012                                544,411
    325,000    Yosemite Security Trust
               I,@<F8>,^<F9>, 8.25%, 11-15-2004
               (Acquired 04-26-01;
               Cost $325,599)*<F7>                                     142,188
                                                                  ------------
                                                                    34,308,322
                                                                  ------------

UTILITIES - 6.0%
    300,000    Baltimore Gas and Electric
               Company Notes,
               5.25%, 12-15-2006                                       304,501
    750,000    Columbia Energy Group
               Notes, Series E,
               7.32%, 11-28-2010                                       757,646
    800,000    Duke Capital LLC Notes,
               5.67%, 08-15-2014                                       831,105
    300,000    Edison Mission Energy
               Senior Notes,
               9.88%, 04-15-2011                                       351,375
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       333,161
    400,000    Gulf States Utilities 1st
               Mortgage, Series B,
               6.77%, 08-01-2005                                       400,890
    491,141    Kiowa Power Partners LLC,
               4.81%, 12-30-2013
               (Acquired 11-19-2004;
               Cost $482,281)*<F7>                                     478,847
    300,000    Korea Electric Power
               Corporation,
               6.75%, 08-01-2027 F<F10>                                358,652
    800,000    MidAmerican Energy
               Holdings Company
               Senior Notes,
               4.63%, 10-01-2007                                       803,490
    325,000    National Rural Utilities
               Cooperative Finance
               Collateral Trust,
               3.88%, 02-15-2008                                       323,213
    925,000    National Rural Utilities
               Cooperative Finance
               Corporation Notes,
               5.75%, 08-28-2009                                       976,432
    650,000    NiSource Finance
               Corporation,
               7.63%, 11-15-2005                                       658,525
    375,000    ONEOK Inc Notes,
               7.75%, 08-15-2006                                       389,390
    800,000    ONEOK, Inc. Senior
               Notes, 7.13%, 04-15-2011                                901,265
    800,000    Pacific Gas and Electric
               Company 1st Mortgage,
               4.80%, 03-01-2014                                       801,974
    300,000    PPL Energy Supply, LLC
               Senior Notes, Series A,
               6.40%, 11-01-2011                                       328,541
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       190,750
               PSE&G Power LLC:
    275,000    7.75%, 04-15-2011                                       317,052
    400,000    5.00%, 04-01-2014                                       403,521
    841,986    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                     1,125,938
    350,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018
               (Acquired 10-14-03;
               Cost $350,000)*<F7>                                     363,745
    900,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       993,522
    600,000    The Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       681,000
                                                                  ------------
                                                                    13,074,535
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 12.1%
    542,176    Banc of America
               Alternative Loan Trust
               Series 2003-11, Class 4A1,
               4.75%, 01-25-2019                                       539,778
               Citicorp Mortgage
               Securities, Inc.
  1,779,706    5.50%, 10-25-2014                                     1,820,131
  1,768,387    5.50%, 05-25-2015                                     1,785,800
  2,000,000    Countrywide Home
               Loans, Inc.:
               Series 2003-18, Class A3,
               5.25%, 07-25-2033                                     2,016,188
    907,384    Deutsche Mortgage
               Securities, Inc.,
               Series 2004-1, Class 3A3,
               3.69%, 12-25-2033                                       904,760
     90,434    Federal Gold Loan Mortgage
               Corporation (FGLMC),
               6.00%, 07-01-2028                                        93,004
               Federal Home Loan Mortgage
               Corporation (FHLMC):
  1,589,437    Series 2695, Class UA,
               5.50%, 09-15-2014                                     1,638,493
    974,434    Series R001, Class AE,
               4.38%, 04-15-2015                                       974,983
     41,838    Series 1094, Class K,
               7.00%, 06-15-2021                                        41,861
     22,867    Series 1101, Class M,
               6.95%, 07-15-2021                                        22,908
    217,020    Series 1136, Class H,
               6.00%, 09-15-2021                                       216,737
     84,499    Series 1280, Class B,
               6.00%, 04-15-2022                                        84,388
     94,337    Series 1395, Class G,
               6.00%, 10-15-2022                                        94,821
  1,350,000    Series 2592, Class PD,
               5.00%, 07-15-2014                                     1,367,766
    545,663    Series 2531, Class N,
               4.00%, 07-15-2027                                       544,086
               Federal National Mortgage
               Association (FNMA):
  1,500,000    Series 2003-24, Class PC,
               5.00%, 11-25-2015                                     1,520,449
    142,783    Series 1991-137, Class H,
               7.00%, 10-25-2021                                       150,906
    385,524    Series 2003-25, Class PC,
               4.50%, 02-25-2027                                       385,371
    245,994    Series 1992-136, Class PK,
               6.00%, 08-25-2022                                       254,757
    155,589    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       159,409
     56,750    Series 1998-66, Class C,
               6.00%, 12-25-2028                                        58,961
  1,625,000    Series 2002-77, Class QP,
               5.00%, 09-25-2026                                     1,631,625
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,009,997
    400,000    Series 2002-94, Class BG,
               5.00%, 04-25-2016                                       403,950
  1,500,000    Series 2002-95, Class MD,
               5.00%, 07-25-2026                                     1,506,733
               GMAC Mortgage
               Corporation Loan Trust
  1,900,000    4.39%, 12-25-2025                                     1,896,635
  1,684,027    5.50%, 08-25-2014                                     1,714,410
               Government National
               Mortgage Association
               (GNMA)
    565,321    5.50%, 03-16-2013                                       582,012
    805,366    6.00%, 02-20-2029                                       821,338
  1,000,000    IMPAC Secured Assets
               Corporation,
               Series 2004-2, Class A3,
               5.00%, 08-25-2034                                       999,117
  1,053,408    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class
               A2, 4.00%, 06-25-2033                                 1,042,405
                                                                  ------------
                                                                    26,283,779
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 2.6%
    725,000    Banco Santander Chile SA,
               7.00%, 07-18-2007 F<F10>                                759,612
    275,000    Corp. Andina De
               Fomento Notes,
               7.38%, 01-18-2011 F<F10>                                310,557
    450,000    Korea Development
               Bank Notes,
               4.25%, 11-13-2007 F<F10>                                449,730
    700,000    Landeskreditbank
               Baden-Wuerttemberg
               Subordinated Notes,
               6.35%, 04-01-2012 F<F10>                                788,171
    350,000    National Bank of
               Hungary Debentures,
               8.88%, 11-01-2013 F<F10>                                460,274
               PEMEX Project Funding
               Master Trust:
    275,000    6.13%, 08-15-2008                                       285,450
  1,625,000    9.13%, 10-13-2010                                     1,902,875
               Westdeutsche Landesbank
               Subordinated Notes,
    650,000    6.05%, 01-15-2009 F<F10>                                685,980
                                                                  ------------
                                                                     5,642,649
                                                                  ------------

TAXABLE MUNICIPAL BOND - 0.8%
               Tobacco Settlement
               Financing Corporation:
    350,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       347,886
    578,532    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       587,910
  1,046,000    Toll Road Inv Part II,
               0.00%, 02-15-2011,
               (Acquired 09-28-04;
               Cost $782,046)*<F7>^<F9>                                807,674
                                                                  ------------
                                                                     1,743,470
                                                                  ------------

U.S. GOVERNMENT AGENCY - 15.6%
 26,450,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               4.13%, 07-12-2010                                    26,536,571
  6,450,000    Federal National Mortgage
               Association (FNMA),
               7.25% , 01-15-2010                                    7,313,919
                                                                  ------------
                                                                    33,850,490
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 13.4%
               U.S. Treasury Bonds:
    350,000    9.88%, 11-15-2015                                       523,113
 11,375,000    9.25%, 02-15-2016                                    16,480,419
               U.S. Treasury Notes:
  1,050,000    3.25%, 01-15-2009                                     1,035,029
  8,975,000    6.00%, 08-15-2009                                     9,751,544
  1,325,000    3.50%, 12-15-2009                                     1,312,526
                                                                  ------------
                                                                    29,102,631
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $201,627,658)                                 204,101,729
                                                                  ------------

SHORT-TERM INVESTMENTS - 5.5%
MONEY MARKET FUNDS - 5.5%
  4,349,651    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              4,349,651
  7,611,679    SEI Daily Income Trust
               Government Fund                                       7,611,679
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $11,961,330)                                   11,961,330
                                                                  ------------
               Total Investments
               (Cost $213,588,988)
               99.5%                                               216,063,059
                                                                  ------------
               Other Assets less
               Liabilities 0.5%                                      1,050,324
                                                                  ------------
               TOTAL NET
               ASSETS  100.0%                                     $217,113,383
                                                                  ------------
                                                                  ------------

 *<F7>    Unregistered security
 @<F8>    Security in default
 ^<F9>    Non-income producing security
F<F10>    Foreign security

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
JUNE 30, 2005

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F11>

U.S. Treasury                        13%
U.S. Gov't Agency                    30%
Aaa                                  26%
Aa                                    3%
A                                    10%
Baa                                  16%
Below Baa                             2%

SECTOR WEIGHTINGS

U.S. Treasury                        13%
U.S. Gov't Agency                     4%
Int'l                                 1%
Mortgage/CMOs                        32%
Asset-Backed                         16%
Industrials                          12%
Utility                               5%
Finance/Bank/Broker                  13%
Cash                                  4%

NET ASSETS:                 $140,845,948     ANNUALIZED EXPENSE RATIO:
SEC 30-DAY YIELD:**<F12>                     Institutional Class:                    0.30%
Institutional Class:               4.43%     Investor Class:                         0.55%***<F13>
Investor Class:                    4.18%     PORTFOLIO TURNOVER RATIO:****<F14>      26.5%
AVERAGE DURATION:             9.16 years     TOTAL NUMBER OF HOLDINGS:                 242
AVERAGE MATURITY:             7.47 years

   *<F11>   Credit ratings are provided by Moody's Investors Service.
  **<F12>   SEC yields are based on SEC guidelines and are calculated for the
            30 days ended June 30, 2005.
 ***<F13>   Includes 0.25% 12b-1 fee.
****<F14>   Not Annualized.

BAIRD AGGREGATE BOND FUND

ANNUALIZED TOTAL RETURNS
FOR THE PERIOD ENDED JUNE 30, 2005                           ONE YEAR         SINCE INCEPTION(1)<F15>
----------------------------------                           --------         -----------------------
BAIRD AGGREGATE BOND FUND - INSTITUTIONAL CLASS SHARES        7.88%                    7.99%
BAIRD AGGREGATE BOND FUND - INVESTOR CLASS SHARES             7.58%                    7.78%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)<F16>                  6.80%                    7.14%

(1)<F15> For the period September 29, 2000 (commencement of operations) to June 30, 2005.
(2)<F16> The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD AGGREGATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                              Value
---------                                                             -----

LONG-TERM INVESTMENTS - 95.6%

ASSET-BACKED SECURITIES - 15.8%
$  225,000   Advanta Business Card
             Master Trust,
             Series 2003-B, Class A,
             2.76%, 12-22-2008                                    $    225,665
   140,873   Advanta Mortgage
             Loan Trust,
             Series 1999-2, Class A6,
             6.82%, 05-25-2029                                         142,686
   443,957   Banc One Home
             Equity Trust,
             Series 1999-2, Class A7,
             7.18%, 06-25-2029                                         453,526
   590,879   Bear Stearns Asset
             Backed Securities Trust,
             Series 2003-AC1, Class A1,
             4.10%, 05-25-2033                                         584,834
 2,300,000   Chase Credit Card
             Master Trust
             3.33%, 02-15-2011                                       2,307,139
             Citifinancial Mortgage
             Securities, Inc.:
   137,793   Series 2003-2, Class AF2,
             2.13%, 05-25-2033                                         136,889
   500,000   Series 2003-2, Class AF3,
             3.04%, 05-25-2033                                         495,046
             Contimortgage Home
             Equity Loan Trust:
   328,224   Series 1999-1, Class A7,
             6.47%, 12-25-2013                                         329,453
    20,375   Series 1997-2, Class A9,
             7.09%, 04-15-2028                                          20,545
     5,194   Series 1997-3, Class A9,
             7.12%, 08-15-2028                                           5,214
   184,599   Series 1999-3, Class A8,
             3.59%, 05-25-2029                                         185,014
             Countrywide Asset-Backed
             Certificates:
 1,500,000   Series 2004-15, Class AF6,
             4.61%, 04-25-2035                                       1,515,007
 1,300,000   Series 2005-1, Class AF6,
             5.03%, 07-25-2035                                       1,327,081
 1,000,000   Credit-Based Asset
             Servicing and Securities
             Series 2005-CB1, Class AF4,
             4.62%, 01-25-2035                                       1,001,985
   600,000   Daimler Chrysler Master
             Owner Trust,
             Series 2004-A, Class A,
             2.84%, 01-15-2009                                         600,198
   102,251   Equivantage Home
             Equity Loan Trust,
             Series 1996-3, Class A3,
             7.70%, 09-25-2027                                         102,022
             GE Capital Mortgage
             Services, Inc.:
    29,464   Series 1997-HE3, Class A6,
             6.72%, 10-25-2027                                          29,400
    53,742   Series 1997-HE4, Class A7,
             6.74%, 12-25-2028                                          53,621
   314,736   Series 1999-HE1, Class A7,
             6.27%, 04-25-2029                                         320,448
             Green Tree Financial
             Corporation:
   363,379   Series 1993-3, Class A7,
             6.40%, 10-15-2018                                         370,484
   303,348   Series 1993-4, Class A5,
             7.05%, 01-15-2019                                         317,389
    18,749   Series 1995-4, Class A5,
             6.95%, 06-15-2025                                          19,213
     7,438   Series 1997-1, Class A5,
             6.86%, 03-15-2028                                           7,841
   313,705   Series 1997-6, Class A8,
             7.07%, 01-15-2029                                         331,592
   410,908   Series 1998-4, Class A5,
             6.18%, 04-01-2030                                         416,746
    69,139   IMC Home Equity
             Loan Trust,
             Series 1997-5, Class A10,
             6.88%, 11-20-2028                                          70,071
   525,000   MBNA Credit Card
             Master Note Trust,
             Series 2003-A3, Class A3,
             3.34%, 08-16-2010                                         526,489
 1,250,000   New Century Home
             Equity Loan Trust,
             Series 2003-5, Class AI3,
             3.56%, 11-25-2033                                       1,244,022
   191,199   Oakwood Mortgage
             Investors, Inc.,
             Series 1999-B, Class A3,
             6.45%, 11-15-2017                                         176,546
   750,000   RAAC Series,
             Series 2004-SP1, Class AI2,
             4.38%, 01-25-2022                                         746,063
             Residential Asset
             Mortgage Products, Inc.:
 1,000,000   Series 2004-RS1, Class AI3,
             3.41%, 06-25-2028                                         995,547
 1,150,000   Series 2003-RS11, Class AI3,
             3.56%, 08-25-2028                                       1,146,051
   430,811   Series 2003-RS5, Class AI3,
             2.59%, 10-25-2028                                         428,741
   250,000   Series 2004-RS3, Class AI2,
             3.05%, 06-25-2029                                         247,308
 1,035,000   Series 2003-RS7, Class AI6,
             5.34%, 08-25-2033                                       1,061,099
 1,000,000   Series 2005-RS1,
             Class AI6,
             4.71%, 01-25-2035                                       1,010,787
             Residential Asset
             Securities Corporation:
 1,000,000   Series 2004-KS7, Class AI2,
             3.51%, 05-25-2024                                         991,309
 1,250,000   Series 2004-KS2, Class AI3,
             3.02%, 08-25-2029                                       1,231,959
   202,336   Series 1999-KS1, Class AI8,
             6.32%, 04-25-2030                                         202,666
   486,588   Series 1999-KS2, Class AI9,
             7.15%, 07-25-2030                                         488,306
   250,000   Series 2003-KS5, Class AI6,
             3.62%, 07-25-2033                                         241,009
    77,180   Salomon Brothers
             Mortgage Securities VII,
             Series 1997-LB6, Class A6,
             6.82%, 12-25-2027                                          77,419
                                                                  ------------
                                                                    22,184,430
                                                                  ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
 1,025,000   GE Capital Commercial
             Mortgage Corporation:
             Series 2002-3A, Class A2,
             5.00%, 12-10-2037                                       1,061,793
   250,000   GMAC Commercial
             Mortgage Securities, Inc.,
             Series 2003-C1, Class A2,
             4.08%, 05-10-2036                                         244,323
   550,000   Mach One Trust,
             Series 2004-1A, Class A2,
             4.78%, 05-28-2040
             (Acquired 07-12-04;
             Cost $555,349)*<F17>                                      556,787
                                                                  ------------
                                                                     1,862,903
                                                                  ------------

FINANCIAL - 13.5%
   400,000   Allfirst Financial, Inc.
             Subordinated Notes,
             7.20%, 07-01-2007                                         425,537
   600,000   American General Finance
             Corporation Senior Notes,
             8.45%, 10-15-2009                                         690,114
   200,000   AmSouth Bancorporation
             Subordinated Debentures,
             6.75%, 11-01-2025                                         242,321
   275,000   AMVESCAP PLC,
             5.38%, 02-27-2013 F<F21>                                  282,938
   300,000   BAC Capital Trust VI,
             5.63%, 03-08-2035                                         308,550
   300,000   Bank of America Corporation
             Subordinated Notes,
             10.20%, 07-15-2015                                        421,413
   400,000   Bank of Oklahoma
             Subordinated Notes,
             7.13%, 08-15-2007                                         422,872
   219,000   Bank One Corporation
             Subordinated Notes,
             10.00%, 08-15-2010                                        271,824
   350,000   BSCH Issuances, Ltd.,
             7.63%, 09-14-2010 F<F21>                                  403,459
   325,000   CIT Group Company
             of Canada,
             5.20%, 06-01-2015
             (Acquired 05-25-05;
             Cost $324,080)*<F17> F<F21>                               328,669
   300,000   CIT Group, Inc.
             Senior Notes,
             7.75%, 04-02-2012                                         351,851
   923,992   Citicorp Mortgage
             Securities, Inc.
             5.25%, 05-25-2034                                         934,235
   590,000   Citigroup Inc.
             Subordinated Notes,
             5.00%, 09-15-2014
             (Acquired 09-16-04;
             Cost $575,737)*<F17>                                      603,538
   175,000   Countrywide Home Loans,
             Inc., 5.63%, 07-15-2009                                   182,417
   375,000   Credit Suisse Finance
             Broker USA, Inc. Notes,
             6.13%, 11-15-2011                                         407,915
 1,070,000   Dime Capital Trust,
             9.33%, 05-06-2027                                       1,188,098
   175,000   Dresdner Bank - New York
             Subordinated Debentures,
             7.25%, 09-15-2015                                         208,870
   300,000   First Empire Capital
             Trust II,
             8.28%, 06-01-2027                                         326,857
   717,237   First National
             Bank Chicago
             Pass Thru Certificates,
             8.08%, 01-05-2018                                         866,444
   675,000   First National
             Bank Omaha
             Subordinated Notes,
             7.32%, 12-01-2010                                         712,634
   460,000   First Union Capital,
             7.94%, 01-15-2027                                         499,254
   250,000   FMR Corporation Notes,
             4.75%, 03-01-2013,
             (Acquired 02-26-03;
             Cost $250,618)*<F17>                                      253,985
   150,000   The Goldman Sachs
             Group, Inc. Notes,
             6.60%, 01-15-2012                                         166,712
   500,000   Health Care Service
             Corporation Notes, 7.75%,
             06-15-2011 (Acquired
             06-20-01 and 1-26-05;
             Cost $199,106 and
             $342,441, respectively)*<F17>                             580,536
   900,000   J.P. Morgan Chase &
             Company Notes,
             5.88%, 03-15-2035                                         923,773
             KeyCorp Institution:
   300,000   7.83%, 12-01-2026                                         324,060
   400,000   8.25%, 12-15-2026                                         435,368
   565,000   Liberty Mutual Notes,
             7.70%, 10-15-2097,
             (Acquired 03-26-03;
             Cost $361,573)*<F17>                                      623,734
   300,000   Marsh & McLennan
             Companies, Inc.
             5.38%, 07-15-2014                                         298,830
   400,000   Morgan Stanley
             Subordinated Notes,
             4.75%, 04-01-2014                                         394,068
   700,000   Residential Capital
             Corporation,
             6.88%, 06-30-2015,
             (Acquired 06-21-05;
             Cost $695,695)*<F17>                                      715,415
   275,000   Sanwa Bank Ltd. NY
             Subordinated Notes,
             7.40%, 06-15-2011                                         311,339
   500,000   SLM Corporation Notes,
             5.63%, 08-01-2033                                         538,791
   200,000   Transamerica Capital II,
             7.65%, 12-01-2026,
             (Acquired 10-21-03;
             Cost $216,762)*<F17>                                      240,312
   600,000   Transamerica Finance
             Corporation Debentures,
             0.00%, 03-01-2010^<F20>                                   471,705
   225,000   UFJ Finance Aruba AEC,
             6.75%, 07-15-2013 F<F21>                                  250,920
   350,000   Union Planters
             Corporation
             Subordinated Notes,
             7.75%, 03-01-2011                                         406,817
   280,000   Washington Mutual
             Capital I,
             8.38%, 06-01-2027                                         312,328
   701,749   Washington Mutual, Inc.
             Pass-Thru Certificates,
             5.00%, 06-25-2019                                         707,038
   200,000   Washington Mutual, Inc.
             Subordinated Notes,
             8.25%, 04-01-2010                                         229,696
   750,000   Willis Group NA,
             5.63%, 07-15-2015                                         754,822
                                                                  ------------
                                                                    19,020,059
                                                                  ------------

INDUSTRIAL - 11.5%
   500,000   Alcan Inc.,
             5.75%, 06-01-2035 F<F21>                                  508,600
             AOL Time Warner, Inc.:
   400,000   7.63%, 04-15-2031                                         499,556
   175,000   7.70%, 05-01-2032                                         221,379
   250,000   AT&T Wireless Services,
             Inc. Senior Notes,
             8.75%, 03-01-2031                                         350,409
   200,000   Auburn Hills Trust
             Debentures,
             12.375%, 05-01-2020                                       302,805
   450,000   British Telecom PLC,
             8.88%, 12-15-2030 F<F21>                                  635,244
   500,000   Bunge Ltd. Finance
             Corporation Notes,
             5.35%, 04-15-2014                                         518,033
   500,000   ConAgra Foods, Inc.
             Subordinated Notes,
             9.75%, 03-01-2021                                         729,108
             Continental Airlines, Inc.
             Pass Thru Certificates:
    51,480   6.80%, 07-02-2007                                          44,456
   111,251   6.54%, 09-15-2008                                          99,253
   173,684   8.31%, 10-02-2012                                         137,221
   502,857   6.90%, 01-02-2018                                         500,064
 1,775,000   Continental Cablevision
             Debentures,
             9.50%, 08-01-2013                                       1,866,457
   231,000   Delta Air Lines, Inc.
             Pass Thru Certificates,
             9.50%, 11-18-2008
             (Acquired 11-24-04;
             Cost $231,000)*<F17>                                      188,265
    19,000   Delta Air Lines, Inc.
             Pass Thru Certificates,
             7.78%, 11-18-2005                                          16,545
   250,000   Deutsche Telekom
             International Finance BV,
             8.75%, 06-15-2030 F<F21>                                  338,495
     4,577   Duty Free Promissory Note,
             0.00%, 11-10-2013
             (Acquired 11-10-03;
             Cost $1,602)*<F17>,**<F18>,^<F20>                           1,831
   159,548   FedEx Corp.
             Pass Thru Certificates,
             6.85%, 01-15-2019                                         178,359
   475,000   Ford Capital BV
             Debentures,
             9.50%, 06-01-2010 F<F21>                                  490,861
   403,000   Ford Motor Company
             Debentures,
             9.22%, 09-15-2021                                         379,610
             General Motors Acceptance
             Corporation Notes,
   100,000   7.25%, 03-02-2011                                          93,767
   150,000   6.75%, 12-01-2014                                         134,201
   625,000   Glencore Funding LLC,
             6.00%, 04-15-2014,
             (Acquired 03-31-04 and
             1-26-05; Cost $496,425
             and $122,281, respectively )*<F17>                        599,311
   350,000   Halliburton
             Company Notes,
             5.50%, 10-15-2010                                         367,056
   100,000   Hanson Australia
             Funding,
             5.25%, 03-15-2013 F<F21>                                  102,574
   275,000   Highmark, Inc. Notes,
             6.80%, 08-15-2013,
             (Acquired 08-14-03;
             Cost $274,373)*<F17>                                      304,963
   625,000   Hutchison Whampoa
             International Ltd.,
             6.25%, 01-24-2014,
             (Acquired 06-02-04 and
             2-8-05; Cost $335,195
             and $298,122, respectively)*<F17> F<F21>                  671,866
   449,000   ICI North America
             Debentures,
             8.88%, 11-15-2006                                         474,567
   100,000   Marathon Oil Corporation,
             6.00%, 07-01-2012                                         108,217
   520,000   The May Department
             Stores Company Debentures,
             9.75%, 02-15-2021                                         665,928
   445,300   Northwest Airlines, Inc.:
             7.25%, 07-02-2014
             Series 2000-1, Class G,
             8.07%, 04-01-2021                                         299,994
             Northwest Airlines, Inc.
             Pass Thru Certificates,
    30,975   8.13%, 02-01-2014                                          15,855
   172,652   8.07%, 10-01-2019                                         188,646
   275,000   Park Place Entertainment
             Senior Notes,
             7.50%, 09-01-2009                                         303,188
   400,000   PCCW Capital II Ltd.,
             6.00%, 07-15-2013,
             (Acquired 07-10-03;
             Cost $398,132)*<F17> F<F21>                               424,704
             Qwest Capital Funding, Inc.:
   300,000   7.00%, 08-03-2009                                         293,250
   200,000   7.25%, 02-15-2011                                         191,500
   250,000   Sealed Air Corporation
             Senior Notes,
             5.38%, 04-15-2008,
             (Acquired 04-09-03;
             Cost $248,650)*<F17>                                      256,017
             Sprint Capital Corporation,
   125,000   7.63%, 01-30-2011                                         142,760
   200,000   8.75%, 03-15-2032                                         278,222
   320,000   Tenneco Packaging
             Debentures,
             7.95%, 12-15-2025                                         405,129
             Tyco International
             Group SA: F<F21>
   175,000   6.38%, 10-15-2011                                         192,203
   300,000   6.00%, 11-15-2013                                         326,248
             United Air Lines, Inc.
             Pass Thru Certificates:
   269,803   7.76%, 10-01-2005, @<F19>                                  48,305
   116,141   6.20%, 09-01-2008                                         110,515
   253,997   U.S. Airways
             Pass Thru Certificates,
             6.85%, 01-30-2018                                         254,562
   675,000   Viacom, Inc.,
             7.70%, 07-30-2010                                         753,371
   195,000   The Walt Disney
             Company Notes,
             5.62%, 12-01-2008                                         195,772
                                                                  ------------
                                                                    16,209,242
                                                                  ------------

UTILITIES - 4.9%
   750,000   Calenergy Co., Inc.
             Senior Notes,
             7.63%, 10-15-2007                                         801,574
   200,000   Duke Capital LLC Notes,
             5.67%, 08-15-2014                                         207,776
   250,000   Edison Mission Energy
             Senior Notes,
             9.88%, 04-15-2011                                         292,813
   300,000   Exelon Corporation
             Senior Notes,
             6.75%, 05-01-2011                                         333,160
   289,369   Kiowa Power Partners, LLC,
             4.81%, 12-30-2013
             (Acquired 11-19-04;
             Cost $289,368)*<F17>                                      287,308
             Korea Electric Power
             Corporation: F
   100,000   7.75%, 04-01-2013                                         119,982
   365,000   6.75%, 08-01-2027                                         436,360
   425,000   ONEOK, Inc.
             Senior Notes,
             7.13%, 04-15-2011                                         478,797
   350,000   Pacific Gas &
             Electric Company,
             6.05%, 03-01-2034                                         385,731
   300,000   PPL Energy Supply LLC
             Senior Notes,
             6.40%, 11-01-2011                                         328,541
   175,000   PSE&G Energy Holdings
             LLC Senior Notes,
             8.50%, 06-15-2011                                         190,750
             PSE&G Power LLC:
   250,000   7.75%, 04-15-2011                                         288,229
   350,000   5.00%, 04-01-2014                                         353,081
   544,815   RGS (I&M) Funding
             Corporation Debentures,
             9.82%, 12-07-2022                                         728,548
   200,000   Tristate Gen & Trans Assn,
             6.04%, 01-31-2018
             (Acquired 10-14-03;
             Cost $200,000)*<F17>                                      207,854
   300,000   Utilicorp United, Inc.
             Senior Notes,
             7.63%, 11-15-2009                                         309,750
   500,000   Vectren Utility Holdings,
             6.63%, 12-01-2011                                         551,956
   550,000   The Williams Companies,
             Inc. Notes,
             8.13%, 03-15-2012                                         624,250
                                                                  ------------
                                                                     6,926,460
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 30.5%
             Bank of America
             Alternative Loan Trust,
   978,528   Series 2003-4, Class 2A1,
             5.00%, 06-25-2018                                         988,869
 1,251,175   Series 2003-11, Class 4A1,
             4.75%, 01-25-2019                                       1,245,641
 1,643,823   Series 2005-2, Class 4A1,
             5.50%, 03-25-2020                                       1,680,134
   177,918   Deutsche Mortgage
             Securities, Inc.,
             Series 2004-1, Class 3A3,
             3.69%, 12-25-2033                                         177,404
             Federal Gold Loan Mortgage
             Corporation (FGLMC):
 1,061,910   5.50%, 07-01-2023                                       1,084,288
    98,253   7.00%, 07-01-2028                                         103,614
   286,953   6.50%, 04-01-2029                                         298,055
             Federal Home Loan Mortgage
             Corporation (FHLMC):
   497,461   6.50%, 07-01-2014                                         517,675
   345,587   6.00%, 05-01-2017                                         357,352
 1,226,432   5.50%, 11-01-2022                                       1,252,532
   640,190   Series 2695, Class UA,
             5.50%, 09-15-2014                                         659,948
   270,052   Series 141, Class D,
             5.00%, 05-15-2021                                         269,536
   245,814   Series 1081, Class K,
             7.00%, 05-15-2021                                         245,955
    97,549   Series 1101, Class M,
             6.95%, 07-15-2021                                          97,730
   331,408   Series 188, Class H,
             7.00%, 09-15-2021                                         330,825
   181,490   Series 1286, Class A,
             6.00%, 05-15-2022                                         181,253
    82,050   Series 1074, Class I,
             6.75%, 05-15-2021                                          81,943
   407,236   Series 206, Class E,
             0.00%, 07-15-2019                                         403,458
   203,652   Series 2141, Class N,
             5.55%, 11-15-2027                                         205,766
 1,150,000   Series 2539, Class QB,
             5.00%, 09-15-2015                                       1,164,020
   245,548   Series 2531, Class N,
             4.00%, 07-15-2027                                         244,838
   250,000   Series 2533, Class PC,
             5.00%, 10-15-2017                                         251,644
   900,358   Series 2857, Class VA,
             5.00%, 09-15-2015                                         913,439
   575,000   Series 2664, Class LG,
             5.50%, 07-15-2028                                         587,050
             Federal National Mortgage
             Association (FNMA):
   814,731   5.50%, 12-01-2016                                         836,973
   651,722   5.00%, 06-01-2018                                         659,858
   711,503   5.00%, 10-01-2017                                         720,313
   789,747   5.00%, 11-01-2017                                         799,526
 1,223,263   5.00%, 12-01-2017                                       1,238,410
   876,504   5.00%, 10-01-2018                                         887,010
 1,261,364   5.50%, 01-01-2023                                       1,287,880
 1,159,525   5.50%, 07-01-2023                                       1,183,660
   203,410   5.00%, 10-01-2023                                         205,061
   241,010   6.50%, 02-01-2029                                         250,280
   360,405   5.50%, 01-01-2032                                         365,822
 1,204,061   5.50%, 07-01-2033                                       1,221,637
   739,561   5.00%, 11-01-2033                                         740,599
 1,275,979   5.50%, 03-01-2035                                       1,294,205
 1,000,000   Series 2002-73, Class OC,
             5.00%, 04-25-2014                                       1,009,997
 1,175,000   Series 2002-82, Class XC,
             5.00%, 05-25-2014                                       1,187,486
   525,000   Series 2003-4, Class PC,
             5.00%, 12-25-2014                                         530,616
   471,720   Series 2002-70, Class PL,
             5.00%, 04-25-2015                                         473,602
 1,000,000   Series 2003-27, Class OJ,
             5.00%, 07-25-2015                                       1,013,595
 1,150,000   Series 2002-94, Class MC,
             5.00%, 08-25-2015                                       1,165,046
   500,000   Series 2003-24, Class PC,
             5.00%, 11-25-2015                                         506,816
 1,000,000   Series 2003-18, Class GB,
             5.00%, 03-25-2016                                       1,011,714
   165,919   Series 2002-56, Class MC,
             5.50%, 09-25-2017                                         169,714
   105,698   Series 1989-37, Class G,
             8.00%, 07-25-2019                                         110,207
   142,647   Series 1989-94, Class G,
             7.50%, 12-25-2019                                         151,973
    14,293   Series 1990-58, Class J,
             7.00%, 05-25-2020                                          15,093
   175,057   Series 1990-105, Class J,
             6.50%, 09-25-2020                                         183,338
    62,754   Series 1990-108, Class G,
             7.00%, 09-25-2020                                          65,360
    56,597   Series 1991-1, Class G,
             7.00%, 01-25-2021                                          59,493
   158,272   Series 1991-86, Class Z,
             6.50%, 07-25-2021                                         165,893
   534,845   Series 2003-28, Class KA,
             4.25%, 03-25-2022                                         521,917
    64,685   Series G92-30, Class Z,
             7.00%, 06-25-2022                                          67,029
   111,478   Series 1992-150, Class MA,
             5.50%, 09-25-2022                                         114,411
   191,442   Series 1993-58, Class H,
             5.50%, 04-25-2023                                         196,220
 1,125,000   Series 2003-17, Class QR,
             4.50%, 11-25-2025                                       1,125,964
 1,250,000   Series 2003-31, Class KG,
             4.50%, 12-25-2028                                       1,259,876
   235,511   Series 1998-66, Class C,
             6.00%, 12-25-2028                                         244,688
   192,492   Series 2003-44, Class AB,
             3.75%, 05-25-2033                                         189,113
             Government National
             Mortgage Association
             (GNMA):
   850,000   4.49%, 04-16-2023                                         850,262
   178,176   4.00%, 02-16-2026                                         177,808
   149,280   6.50%, 08-15-2027                                         156,464
   337,337   6.00%, 09-16-2028                                         338,251
   118,247   6.00%, 12-20-2028                                         121,979
   800,000   4.66%, 04-16-2029                                         805,250
   279,286   6.50%, 06-15-2029                                         292,279
   112,846   7.00%, 11-15-2029                                         119,572
   977,879   6.00%, 11-20-2033                                       1,007,295
   190,063   IMPAC CMB Trust,
             Series 2004-4, Class 2A2,
             5.25%, 09-25-2034                                         190,074
 1,105,229   Residential Accredit
             Loans, Inc.,
             Series 2004-QS6, Class A1,
             5.00%, 05-25-2019                                       1,110,061
   800,000   Residential Funding
             Mortgage Security I,
             Series 2003-S11, Class A2,
             4.00%, 06-25-2018                                         763,363
   351,136   Salomon Brothers Mortgage
             Securities VII,
             Series 2003-UP2, Class A2,
             4.00%, 06-25-2033                                         347,468
   125,000   Structured Asset
             Securities Corporation,
             Series 2004-16XS,
             Class A2,
             4.91%, 08-25-2034                                         124,614
                                                                  ------------
                                                                    42,978,104
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.3%
    50,000   Corp. Andina De
             Fomento Notes:
             7.38%, 01-18-2011 F<F21>                                   56,465
   125,000   Hydro-Quebec,
             11.75%, 02-01-2012 F<F21>                                 177,744
   175,000   Landesbank
             Baden-Wurttemberg
             Subordinated Notes,
             6.35%, 04-01-2012 F<F21>                                  197,043
   110,000   National Bank of Hungary
             Debentures,
             8.88%, 11-01-2013 F<F21>                                  144,657
             PEMEX Project Funding
             Master Trust:
    75,000   6.13%, 08-15-2008                                          77,850
   450,000   9.13%, 10-13-2010                                         526,950
             United Mexican
             States Notes, F<F21>
   150,000   9.88%, 02-01-2010                                         181,425
   400,000   7.50%, 04-08-2033                                         459,000
                                                                  ------------
                                                                     1,821,134
                                                                  ------------

TAXABLE MUNICIPAL BOND - 0.3%
             Tobacco Settlement
             Financing Corporation:
   180,000   Series 2001-A, Class A,
             5.92%, 06-01-2012                                         178,913
   263,232   Series 2001-A, Class A,
             6.36%, 05-15-2025                                         267,499
                                                                  ------------
                                                                       446,412
                                                                  ------------

U.S. GOVERNMENT AGENCY - 3.7%
 4,525,000   Federal National
             Mortgage Association
             (FNMA):
             7.25%, 01-15-2010                                       5,131,083
                                                                  ------------
                                                                     5,131,083
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 12.8%
             U.S. Treasury Bonds:
 5,925,000   9.25%, 02-15-2016                                       8,584,306
 7,600,000   6.25%, 08-15-2023                                       9,471,204
                                                                  ------------
                                                                    18,055,510
                                                                  ------------
             Total Long-Term
             Investments
             (Cost $131,603,650)                                   134,635,337
                                                                  ------------

SHORT-TERM INVESTMENTS - 3.9%

MONEY MARKET FUNDS - 3.9%
 5,366,673   Investment Company
             Cash Reserve Portfolio -
             AIM Fund                                                5,366,673
   195,345   SEI Daily Income Trust
             Government Fund                                           195,345
                                                                  ------------
                                                                     5,562,018
                                                                  ------------
             Total Short-Term
             Investments
             (Cost $5,562,018)                                       5,562,018
                                                                  ------------
             Total Investments
             (Cost $137,165,668)
             99.5%                                                 140,197,355
                                                                  ------------
             Other Assets Less
             Liabilities 0.5%                                          648,593
                                                                  ------------
             TOTAL NET
             ASSETS  100.0%                                       $140,845,948
                                                                  ------------
                                                                  ------------

 *<F17>   Unregistered security
**<F18>   Fair valued security
 @<F19>   Security in default
 ^<F20>   Non-income producing security
 F<F21>   Foreign security

                     See notes to the financial statements

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
JUNE 30, 2005

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F22>

Aaa                                  94%
Aa                                    5%
Baa                                   1%

SECTOR WEIGHTINGS

Pre-refunded ETM                     70%
Insured                              19%
General Obligation                    8%
Cash                                  2%
Revenue                               1%

NET ASSETS:                  $46,241,314     ANNUALIZED EXPENSE RATIO:
SEC 30-DAY YIELD:**<F23>                     Institutional Class:                    0.30%
Institutional Class:               3.49%     Investor Class:                         0.55%***<F24>
Investor Class:                    3.24%     PORTFOLIO TURNOVER RATIO:****<F25>       8.0%
AVERAGE DURATION:             5.08 years     TOTAL NUMBER OF HOLDINGS:                  45
AVERAGE MATURITY:             6.11 years

    *<F22>  Credit ratings are provided by Moody's Investors Service.
   **<F23> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2005.
  ***<F24>  Includes 0.25% 12b-1 fee.
 ****<F25>  Not Annualized.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

ANNUALIZED TOTAL RETURNS
For the Period Ended June 30, 2005                                          ONE YEAR         SINCE INCEPTION(1)<F26>
----------------------------------                                          --------         -----------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares          5.73%                    5.77%
Baird Intermediate Municipal Bond Fund - Investor Class Shares               5.46%                    5.51%
Lehman Brothers 10-Year General Obligation Bond Index(2)<F27>                7.86%                    5.94%

(1)<F26> For the period March 30, 2001 (commencement of operations) to June 30, 2005.
(2)<F27> The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                              Value
---------                                                             -----

MUNICIPAL BONDS - 96.1%

ALABAMA - 1.0%
             Mobile Alabama, ETM
$  460,000   6.20%, 02-15-2007                                     $   481,891
                                                                   -----------

CALIFORNIA - 2.2%
             Golden State Tobacco
             Securitization Corporation
   500,000   6.25%, 06-01-2033                                         544,845
             Santa Rosa California
             Hospital Revenue, ETM
   400,000   10.30%, 03-01-2011                                        490,236
                                                                   -----------
                                                                     1,035,081
                                                                   -----------

COLORADO - 6.1%
             Adams County Colorado
             Single Family Mortgage
             Revenue Pre-refunded
             to 08-01-2012
 2,000,000   8.88%, 08-01-2012                                       2,665,060
             Colorado Springs Colorado
             Utilities Revenue, ETM
   120,000   5.80%, 11-15-2010                                         128,969
                                                                   -----------
                                                                     2,794,029
                                                                   -----------

DELAWARE - 3.8%
             Delaware State Economic
             Development Authority
             Revenue, ETM
 1,500,000   6.75%, 01-01-2013                                       1,765,605
                                                                   -----------

FLORIDA - 1.8%
             Jacksonville Florida Health
             Facility Authority Hospital
             Revenue, ETM
   300,000   11.50%, 10-01-2012                                        455,427
             Orange County Florida
             Health Revenue, ETM
   325,000   8.75%, 10-01-2009                                         365,336
                                                                   -----------
                                                                       820,763
                                                                   -----------

GEORGIA - 2.8%
             Fulton County Georgia
             Hospital Authority
             Revenue, ETM
 1,020,000   7.88%, 10-01-2013                                       1,270,747
                                                                   -----------

ILLINOIS - 6.1%
             Chicago Illinois
             Metropolitan Water
             Reclamation District
             General Obligation, ETM
 1,440,000   7.00%, 12-01-2010                                       1,720,512
             Lake County Community
             High School District
             No 128
 1,000,000   5.00%, 01-01-2013                                       1,100,110
                                                                   -----------
                                                                     2,820,622
                                                                   -----------

INDIANA - 2.4%
             Baugo Indiana School
             Building Corporation
             (AMBAC Insured)
   745,000   5.50%, 01-15-2012                                         837,708
             Indiana Toll Road
             Commission, ETM
   215,000   9.00%, 01-01-2015                                         289,641
                                                                   -----------
                                                                     1,127,349
                                                                   -----------

IOWA - 3.9%
             Des Moines Iowa
             Metropolitan Wastewater
             Reclamation Authority,
             (MBIA Insured)
 1,010,000   5.00%, 06-01-2015                                       1,118,474
             Muscatine Iowa Electric
             Revenue, ETM
   585,000   6.70%, 01-01-2013                                         662,793
                                                                   -----------
                                                                     1,781,267
                                                                   -----------

LOUISIANA - 6.6%
             Denham Springs-Livingston
             Housing and Mortgage
             Finance Authority, ETM
   745,000   7.20%, 08-01-2010                                         885,716
             Houma-Terrebonne
             Public Trust Financing
             Authority, ETM
   400,000   7.30%, 04-01-2010                                         470,436
             Jefferson Parish Louisiana
             Home Mortgage
             Authority, ETM
 1,450,000   7.10%, 08-01-2010                                       1,704,895
                                                                   -----------
                                                                     3,061,047
                                                                   -----------

MINNESOTA - 1.7%
             Western Minnesota
             Municipal Power
             Agency, ETM
   695,000   6.38%, 01-01-2016                                         797,652
                                                                   -----------

MISSISSIPPI - 2.3%
             Mississippi Housing
             Financial Corporation, ETM
   600,000   0.00%, 06-01-2015                                         396,030
             Mississippi State, ETM
   615,000   6.20%, 02-01-2008                                         661,476
                                                                   -----------
                                                                     1,057,506
                                                                   -----------

NEW JERSEY - 2.6%
             New Jersey State Transit
             Trust, Pre-refunded
             to 06-15-2009
   400,000   5.00%, 06-15-2017                                         430,296
             New Jersey State Turnpike
             Authority, ETM
   577,000   6.75%, 01-01-2009                                         591,413
   130,000   6.50%, 01-01-2016                                         156,927
                                                                   -----------
                                                                     1,178,636
                                                                   -----------

NEW YORK - 2.3%
             Triborough Bridge &
             Tunnel Authority, ETM
 1,000,000   5.25%, 01-01-2014                                       1,076,040
                                                                   -----------

OHIO - 0.4%
             Miamisburg Ohio Water
             Revenue, ETM
   160,000   7.00%, 11-15-2016                                         192,163
                                                                   -----------

OKLAHOMA - 6.2%
             Tulsa County Oklahoma
             Home Financing Authority
             Single Family Mortgage
             Revenue, ETM
 2,360,000   6.90%, 08-01-2011                                       2,843,942
                                                                   -----------

PENNSYLVANIA - 7.9%
             Philadelphia Pennsylvania
             Gas Works, ETM
   850,000   7.00%, 05-15-2020                                       1,055,709
             Pittsburgh Pennsylvania
             Water & Sewer
             Authority, ETM
 1,515,000   7.25%, 09-01-2014                                       1,789,942
             Wilson Pennsylvania Area
             School District,
             (AMBAC Insured)
 1,000,000   0.00%, 05-15-2011                                         807,180
                                                                   -----------
                                                                     3,652,831
                                                                   -----------

SOUTH CAROLINA - 0.7%
             Greenville South
             Carolina Waterworks
             Revenue, ETM
   285,000   7.00%, 02-01-2010                                         333,199
                                                                   -----------

SOUTH DAKOTA - 1.9%
             Heartland Consumers
             Power District, ETM
   755,000   7.00%, 01-01-2016                                         893,693
                                                                   -----------

TENNESSEE - 5.5%
             Metropolitan Government
             Nashville & Davidson County
             Tennessee H&E, ETM
   605,000   6.10%, 07-01-2010                                         648,887
             Metropolitan Government
             Nashville & Davidson County
             Tennessee Water & Sewer
             Revenue, ETM
 1,545,000   6.50%, 12-01-2014                                       1,877,051
                                                                   -----------
                                                                     2,525,938
                                                                   -----------

TEXAS - 21.5%
             Barbers Hill Texas
             Independent School District
             General Obligation
             (PSF Guaranteed)
 1,125,000   5.00%, 02-15-2017                                       1,237,534
             Bell County Texas General
             Obligation (FSA Insured)
 1,195,000   5.00%, 02-15-2012                                       1,309,493
             Houston Texas Sewer
             System Revenue, ETM
 1,920,000   9.38%, 10-01-2013                                       2,549,280
             Lufkin Texas Independent
             School District
             (PSF Guaranteed)
 1,735,000   5.00%, 08-15-2015                                       1,920,714
             Sam Rayburn Texas Municipal
             Power Agency, ETM
   730,000   6.00%, 09-01-2010                                         808,088
             Socorro Texas Independent
             School District
             (PSF Guaranteed)
   575,000   5.25%, 08-15-2012                                         641,648
             Texas Public Building
             Authority Revenue, ETM
   300,000   7.13%, 08-01-2011                                         350,136
             University of Houston
             Texas (FSA Insured)
 1,000,000   5.25%, 02-15-2012                                       1,112,390
                                                                   -----------
                                                                     9,929,283
                                                                   -----------

UTAH - 1.6%
             Salt Lake City Utah
             Hospital Revenue, ETM
   605,000   8.13%, 05-15-2015                                         758,513
                                                                   -----------

WASHINGTON - 4.8%
             Clark County School
             District No. 037
 1,025,000   5.13%, 12-01-2011                                       1,124,702
             Washington State
             (FGIC Insured)
 1,000,000   5.00%, 09-01-2013                                       1,095,470
                                                                   -----------
                                                                     2,220,172
                                                                   -----------
             Total Municipal Bonds
             (Cost $43,655,728)                                     44,417,969
                                                                   -----------

  Shares
  ------
SHORT TERM INVESTMENTS - 4.8%

MONEY MARKET FUND - 4.8%
 2,226,780   Tax Free Investment
             Company Cash Reserve
             Portfolio - AIM Fund                                    2,226,780
                                                                   -----------
             Total Short-Term
             Investment
             (Cost $2,226,780)                                       2,226,780
                                                                   -----------
             Total Investments
             (Cost $45,882,508)
             100.9%                                                 46,644,749
                                                                   -----------
             Liabilities less
             Other Assets (0.9)%                                      (403,435)
                                                                   -----------
             TOTAL NET
             ASSETS 100.0%                                         $46,241,314
                                                                   -----------
                                                                   -----------

ETM - Escrowed to Maturity

                     See notes to the financial statements

BAIRD CORE PLUS BOND FUND
JUNE 30, 2005

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F28>

U.S. Treasury                        12%
U.S. Gov't Agency                    34%
Aaa                                  14%
Aa                                    1%
A                                     8%
Baa                                  24%
Below Baa                             4%
Not Rated                             3%

SECTOR WEIGHTINGS

U.S. Treasury                        12%
U.S. Gov't Agency                     6%
Mortgage/CMOs                        31%
Asset-Backed                         11%
Industrials                          21%
Utility                               5%
Finance/Bank/Broker                   9%
Cash                                  3%
Municipal                             1%
Int'l                                 1%

NET ASSETS:                  $33,139,915     ANNUALIZED EXPENSE RATIO:
SEC 30-DAY YIELD:**<F29>                     Institutional Class:                    0.30%
Institutional Class:               4.95%     Investor Class:                         0.55%***<F30>
Investor Class:                    4.71%     PORTFOLIO TURNOVER RATIO:****<F31>      19.7%
AVERAGE DURATION:             4.21 years     TOTAL NUMBER OF HOLDINGS:                 126
AVERAGE MATURITY:             8.16 years

    *<F28>  Credit ratings are provided by Moody's Investors Service.
   **<F29> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2005.
  ***<F30>  Includes 0.25% 12b-1 fee.
 ****<F31>  Not Annualized.

BAIRD CORE PLUS BOND FUND

ANNUALIZED TOTAL RETURNS
For the Period Ended June 30, 2005                                ONE YEAR    SINCE INCEPTION(1)<F32>
----------------------------------                                --------    -----------------------
Baird Core Plus Bond Fund - Institutional Class Shares             8.70%               7.97%
Baird Core Plus Bond Fund - Investor Class Shares                  8.34%               7.68%
Lehman Brothers U.S. Universal Bond Index(2)<F33>                  7.43%               7.38%

(1)<F32> For the period September 29, 2000 (commencement of operations) to June 30, 2005.
(2)<F33> The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                               Value
---------                                                              -----

LONG-TERM INVESTMENTS - 96.3%

ASSET-BACKED SECURITIES - 10.7%
$  131,307   Bear Stearns Asset Backed
             Securities Trust,
             Series 2003-AC1, Class A1,
             4.10%, 05-25-2033                                     $   129,963
   600,000   Chase Credit Card
             Master Trust,
             Series 2003-6, Class A,
             3.33%, 02-15-2011                                         601,862
   140,000   GMAC Mortgage
             Corporation Loan Trust
             Series 2004-HE5, Class A3,
             3.97%, 09-25-2034                                         138,916
             Green Tree Financial
             Corporation:
    59,503   Series 1997-1, Class A5,
             6.86%, 03-15-2028                                          62,730
   494,958   Series 1998-4, Class A5,
             6.18%, 04-01-2030                                         501,990
             MBNA Credit Card
             Master Note Trust,
             Series 2003-A3, Class A3,
             3.07%, 08-16-2010
   300,000   Series 2003-A9, Class A9,
             3.22%, 02-15-2011                                         301,094
             New Century Home
             Equity Loan Trust,
   300,000   Series 2003-5, Class AI3,
             3.56%, 11-25-2033                                         298,565
   109,257   Oakwood Mortgage
             Investors, Inc.,
             Series 1999-B, Class A3,
             6.45%, 11-15-2017                                         100,883
             Residential Asset
             Mortgage Products, Inc.:
   400,000   Series 2003-RS11, Class AI3,
             3.56%, 08-25-2028                                         398,626
   172,324   Series 2003-RS5, Class
             AI3, 2.59%, 10-25-2028                                    171,496
   300,000   Series 2003-RS10, Class
             AI7, 4.85%, 11-25-2033                                    304,265
             Residential Asset Securities
             Corporation:
    92,471   Series 2003-KS2, Class AI3,
             2.66%, 11-25-2028                                          92,151
   450,000   Series 2003-KS5, Class AI6,
             3.62%, 07-25-2031                                         433,817
                                                                   -----------
                                                                     3,536,358
                                                                   -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES -1.4%
   300,000   GE Capital Commercial
             Mortgage Corporation,
             Series 2002-3A, Class A2,
             4.99%, 12-10-2037                                         310,769
   150,000   Mach One Trust,
             Series 2004-1A, Class A2,
             4.78%, 05-28-2040
             (Acquired 07-12-04,
             Cost $151,459)*<F34>                                      151,851
                                                                   -----------
                                                                       462,620
                                                                   -----------

FINANCIAL - 9.1%
   175,000   AMVESCAP, Inc.
             Senior Notes,
             5.90%, 01-15-2007 F<F37>                                  179,611
   200,000   American General Finance
             Senior Notes,
             8.45%, 10-15-2009                                         230,038
   175,000   CIT Group, Inc.
             Senior Notes,
             3.38%, 04-01-2009                                         169,107
   100,000   Banco Santander
             Chile SA,
             7.38%, 07-18-2012 F<F37>                                  115,254
   100,000   Countrywide Home
             Loans, Inc.,
             6.25%, 04-15-2009                                         106,050
   350,000   First National Bank Omaha
             Subordinated Notes,
             7.32%, 12-01-2010                                         369,514
   250,000   First Union Capital,
             7.94%, 01-15-2027                                         271,334
   375,000   Liberty Mutual Insurance
             Notes, 7.70%, 10-15-2097,
             (Acquired 03-26-03;
             Cost $239,982)*<F34>                                      413,983
   100,000   Marsh & McLennan
             Companies, Inc.
             5.38%, 07-15-2014                                          99,610
    50,000   Met Life Global
             Funding I Notes,
             4.75%, 06-20-2007,
             (Acquired 09-15-04;
             Cost $51,534)*<F34>                                        50,682
   175,000   PNC Funding Corporation
             6.13%, 02-15-2009                                         185,853
   100,000   Residential Capital
             Corporation
             6.38%, 06-30-2010
             (Acquired 06-24-05;
             Cost $100,280)*<F34>                                      100,481
   100,000   Transamerica Capital II,
             7.65%, 12-01-2026,
             (Acquired 10-21-03;
             Cost $108,381)*<F34>                                      120,156
   457,000   Washington Mutual
             Capital I,
             8.38%, 06-01-2027                                         509,764
   100,000   Wharf International
             Finance LTD,
             7.63%, 03-13-2007 F<F37>                                  105,301
                                                                   -----------
                                                                     3,026,738
                                                                   -----------

INDUSTRIAL - 20.8%
    40,059   America West Airlines
             Pass Thru Certificates,
             8.54%, 01-02-2006                                          37,075
   300,000   AOL Time Warner, Inc.,
             7.63%, 04-15-2031                                         374,667
   100,000   AT&T Wireless Services Inc.,
             8.75%, 03-01-2031                                         140,164
   603,520   Atlas Air, Inc.
             Pass Thru Certificates,
             8.71%, 01-02-2019                                         627,450
    75,000   Best Foods Notes,
             Series C, 6.15%, 01-15-2006                                75,740
   150,000   Bunge Ltd. Finance
             Corporation Notes,
             5.35%, 04-15-2014                                         155,410
    61,778   The Burlington Northern
             Santa Fe Railway Company
             Pass Thru Certificates,
             7.42%, 03-23-2010                                          65,265
             Continental Airlines, Inc.
             Pass Thru Certificates:
     3,653   7.42%, 04-01-2007                                           3,259
    78,936   6.80%, 07-02-2007                                          68,165
    77,050   6.90%, 01-02-2018                                          76,623
             Continental Cablevision
             Debentures,
   400,000   9.50%, 08-01-2013                                         420,610
   100,000   Cox Communications,
             Inc. Notes,
             7.88%, 08-15-2009                                         112,047
   462,000   Delta Air Lines, Inc.,
             9.50%, 11-18-2008
             (Acquired 01-24-04;
             Cost $462,000)*<F34>                                      376,530
    38,000   Delta Air Lines, Inc.
             Pass Thru Certificates,
             7.78%, 11-18-2005                                          33,089
   100,000   Deutsche Telekom
             International Finance BV,
             8.75%, 06-15-2030 F<F37>                                  135,398
   250,000   Dollar General Corporation,
             8.62%, 06-15-2010                                         285,000
    18,881   Duty Free Promissory Note,
             0.00%, 11-10-2013
             (Acquired 11-10-03;
             Cost $6,608),*<F34>,**<F35>,^<F36>                          7,553
   400,000   Ford Motor Company
             Debentures,
             9.22%, 09-15-2021                                         376,784
             General Motors Acceptance
             Corporation,
    75,000   6.75%, 01-15-2006                                          75,592
   150,000   6.75%, 12-01-2014                                         134,201
   175,000   General Motors Nova Scotia
             Finance Company,
             6.85%, 1-15-2008 F<F37>                                   165,957
   150,000   Glencore Funding LLC,
             6.00%, 04-15-2014,
             (Acquired 03-31-04;
             Cost $148,928)*<F34>                                      143,835
   100,000   Health Care Services
             Corporation
             7.75%, 06-15-2011
             (Acquired 01-26-05;
             Cost $115,000)*<F34>                                      116,107
   100,000   Halliburton
             Company Notes,
             5.50%, 10-15-2010                                         104,873
   150,000   Hutchison Whampoa
             International Limited
             6.25%, 01-24-2014
             (Acquired 6-23-05,
             Cost $161,474)*<F34> F<F37>                               161,248
   280,000   The May Department
             Stores Company Debentures,
             9.75%, 02-15-2021                                         358,576
   534,360   Northwest Airlines, Inc.,
             7.25%, 07-02-2014                                         359,993
    98,412   Northwest Airlines, Inc.
             Pass Thru Certificates,
             8.07%, 10-01-2019                                         107,528
   200,000   PCCW Capital II Ltd.,
             6.00%, 07-15-2013,
             (Acquired 07-10-03;
             Cost $199,066)*<F34> F<F37>                               212,352
   273,370   Southwest Airlines Co.
             Pass Through Certificates,
             7.67%, 01-02-2014                                         307,880
   100,000   Sprint Capital Corporation,
             8.75%, 03-15-2032                                         139,111
   250,000   Sungard Data
             Systems Inc. Notes,
             3.75%, 01-15-2009                                         227,749
    50,000   Tyco International
             Group SA,
             6.00%, 11-15-2013 F<F37>                                   54,375
   653,295   United Air Lines, Inc.
             Pass Thru Certificates,
             6.20%, 09-01-2008                                         621,646
    83,000   Univision Communication
             Inc., 3.50%, 10-15-2007                                    81,178
   150,000   Viacom, Inc.
             7.70%, 07-30-2010                                         167,416
                                                                   -----------
                                                                     6,910,446
                                                                   -----------

UTILITIES - 5.4%
    25,000   Devon Energy Corporation
             Debentures,
             10.25%, 11-01-2005                                         25,474
   300,000   Edison Mission Energy
             Senior Notes,
             9.88%, 04-15-2011                                         351,375
    98,228   Kiowa Power Partners, LLC,
             4.81%, 12-30-2013
             (Acquired 11-19-04;
             Cost $100,000)*<F34>                                       97,529
   400,000   ONEOK, Inc. Senior Notes,
             7.13%, 04-15-2011                                         450,632
    50,000   Pacific Gas and Electric
             Company 1st Mortgage,
             6.05%, 03-01-2034                                          55,104
   200,000   PSE&G Energy Holdings
             LLC Senior Notes,
             8.50%, 06-15-2011                                         218,000
    50,000   PSI Energy, Inc. Debentures,
             7.85%, 10-15-2007                                          53,842
   297,172   RGS (I&M) Funding
             Corporation Debentures,
             9.82%, 12-07-2022                                         397,390
   100,000   Tristate Gen & Trans Assn,
             6.04%, 01-31-2018
             (Acquired 10-14-03;
             Cost $100,000)*<F34>                                      103,927
    50,000   Williams Cos Inc. Notes,
             7.13%, 09-01-2011                                          54,000
                                                                   -----------
                                                                     1,807,273
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 29.6%
   290,086   Bank of America
             Alternative Loan Trust
             Series 2005-2, Class 4A1,
             5.50%, 03-25-2020                                         296,494
             Federal Gold Loan Mortgage
             Corporation (FGLMC):
   155,514   6.00%, 05-01-2017                                         160,808
   121,583   6.50%, 09-01-2028                                         126,333
   198,536   6.50%, 12-01-2028                                         206,292
   145,740   6.50%, 05-01-2029                                         151,379
   143,797   6.50%, 06-01-2029                                         149,361
             Federal Home Loan Mortgage
             Corporation (FHLMC):
   400,000   Series 2567, Class OD,
             5.00%, 08-15-2015                                         405,449
   450,000   Series 2539, Class QB,
             5.00%, 09-15-2015                                         455,486
    38,828   Series 1053, Class G,
             7.00%, 03-15-2021                                          38,849
   288,509   Series 2804, Class VC,
             5.00%, 07-15-2021                                         291,775
    66,389   Series 1122, Class G,
             7.00%, 08-15-2021                                          66,303
   250,000   Series 2598, Class QC,
             4.50%, 06-15-2027                                         249,176
   292,330   Series R001, Class AE,
             4.38%, 04-15-2015                                         292,495
   218,265   Series 2531, Class N,
             4.00%, 07-15-2027                                         217,634
             Federal National Mortgage
             Association (FNMA):
   416,528   5.00%, 02-01-2018                                         421,686
   292,168   5.00%, 10-01-2018                                         295,670
   289,336   5.00%, 11-01-2018                                         292,804
   222,347   5.50%, 03-01-2023                                         226,975
   265,034   5.50%, 07-01-2023                                         270,551
   146,361   7.00%, 12-15-2021                                         146,640
    98,187   6.50%, 09-01-2028                                          98,848
   167,439   6.50%, 02-01-2029                                         173,879
   324,364   5.50%, 01-01-2032                                         329,239
   400,000   Series 2002-82, Class XC,
             5.00%, 05-25-2014                                         404,251
   450,000   Series 2002-74, Class TC,
             5.00%, 03-25-2015                                         454,288
   171,535   Series 2002-70, Class PL,
             5.00%, 04-25-2015                                         172,219
   350,000   Series 2002-57, Class PE,
             5.50%, 09-25-2015                                         355,989
   300,000   Series 2003-16, Class PC,
             5.00%, 10-25-2015                                         304,007
    27,432   Series 1989-94, Class G,
             7.50%, 12-25-2019                                          29,225
    38,172   Series 1990-15, Class J,
             7.00%, 02-25-2020                                          39,727
   106,776   Series 1990-76, Class G,
             7.00%, 07-25-2020                                         112,850
    24,893   Series 1991-21, Class J,
             7.00%, 03-25-2021                                          25,937
    83,393   Series 1992-129, Class L,
             6.00%, 07-25-2022                                          86,358
   179,900   Series 1993-32, Class H,
             6.00%, 03-25-2023                                         184,316
   229,731   Series 1993-58, Class H,
             5.50%, 04-25-2023                                         235,464
   450,000   Series 2003-31, Class KG,
             4.50%, 12-25-2028                                         453,555
    92,361   Series 2003-44, Class AB,
             3.75%, 05-25-2033                                          90,740
             Government National
             Mortgage Association
             (GNMA):
   250,000   4.49%, 04-16-2023                                         250,077
   167,940   6.50%, 08-15-2027                                         176,022
   273,446   6.00%, 12-20-2028                                         282,077
   102,654   6.50%, 01-20-2029                                         106,932
    96,457   6.50%, 02-20-2029                                         100,476
    30,000   4.66%, 04-16-2029                                         301,969
   260,768   6.00%, 11-20-2033                                         268,612
                                                                   -----------
                                                                     9,799,217
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.4%
   400,000   PEMEX Project Funding
             Master Trust,
             9.13%, 10-13-2010                                         468,400
                                                                   -----------

TAXABLE MUNICIPAL BOND - 0.6%
   202,486   Tobacco Settlement
             Financing Corporation,
             Series 2001-A, Class A,
             6.36%, 05-15-2025                                         205,768
                                                                   -----------

U.S. GOVERNMENT AGENCY - 5.4%
 1,575,000   Federal National Mortgage
             Association (FNMA):
             7.25%, 01-15-2010                                       1,785,957
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 11.9%
             U.S. Treasury Bonds:
   500,000   9.25%, 02-15-2016                                         724,414
 2,575,000   6.25%, 08-15-2023                                       3,208,993
                                                                   -----------
                                                                     3,933,407
                                                                   -----------
             Total Long-Term
             Investments
             (Cost $31,204,618)                                     31,936,184
                                                                   -----------

SHORT-TERM INVESTMENTS - 3.1%

MONEY MARKET FUNDS - 3.1%
   847,958   Investment Company
             Cash Reserve Portfolio-
             AIM Fund                                                  847,958
   173,194   SEI Daily Income Trust
             Government Fund                                           173,194
                                                                   -----------
                                                                     1,021,152
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $1,021,152)                                       1,021,152
                                                                   -----------
             Total Investments
             (Cost $32,225,770)
             99.4%                                                  32,957,336
                                                                   -----------
             Other Assets Less
             Liabilities 0.6%                                          182,579
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $33,139,915
                                                                   -----------
                                                                   -----------

 *<F34>   Unregistered security
**<F35>   Fair valued security
 ^<F36>   Non-income producing security
 F<F37>   Foreign security

                     See notes to the financial statements

BAIRD SHORT-TERM BOND FUND
JUNE 30, 2005

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed rate debt including government and corporate securities with maturities between one and three years.

PORTFOLIO CHARACTERISTICS

QUALITY DISTRIBUTION*<F38>

U.S. Treasury                        14%
U.S. Gov't Agency                    26%
Aaa                                  21%
Aa                                    4%
A                                    11%
Baa                                  24%

SECTOR WEIGHTINGS

U.S. Treasury                        14%
U.S. Gov't Agency                    24%
Mortgage/CMOs                         5%
Asset-Backed                         13%
Industrials                          15%
Utility                               9%
Finance/Bank/Broker                  15%
Cash                                  4%
Municipal                             1%

NET ASSETS:                  $69,922,402     ANNUALIZED EXPENSE RATIO:
SEC 30-DAY YIELD:**<F39>                     Institutional Class:                    0.30%
Institutional Class:               3.65%     PORTFOLIO TURNOVER RATIO:***<F40>       11.7%
AVERAGE DURATION:             1.77 years     TOTAL NUMBER OF HOLDINGS:                 129
AVERAGE MATURITY:             1.93 years

  *<F38>   Credit ratings are provided by Moody's Investors Service.
 **<F39> SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2005.
***<F40>   Not Annualized.

BAIRD SHORT-TERM BOND FUND

TOTAL RETURNS
For the Period Ended June 30, 2005                                  SINCE INCEPTION(1)<F41>
----------------------------------                                  -----------------------
Baird Short-Term Bond Fund - Institutional Class                             1.13%
Lehman Brothers 1-3 Year Government/Credit Bond Index(2)<F42>                1.00%

(1)<F41> For the period August 31, 2004 (commencement of operations) to June 30, 2005.
(2)<F42> The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD AUGUST 31, 2004 THROUGH JUNE 30, 2005. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                               Value
---------                                                              -----

LONG-TERM INVESTMENTS - 95.7%

ASSET-BACKED SECURITIES - 13.2%
$  150,000   Advanta Business
             Card Master Trust
             Series 2003-B, Class A,
             3.61%, 12-22-2008                                     $   150,443
    44,374   Americredit Automobile
             Receivables Trust,
             Series 2001-B, Class A4,
             5.37%, 06-12-2008                                          44,547
   400,000   AESOP Funding II LLC
             Series 2005-1A, Class A1,
             3.95%, 04-20-2008                                         398,402
   500,000   Bayview Financial
             Acquisition Trust
             Series 2005-B, Class 1A2,
             4.70%, 04-28-2039                                         498,943
   250,000   Capital One Multi-Asset
             Execution Trust
             Series 2003-A1, Class A1,
             3.61%, 01-15-09                                           250,694
   120,000   Chase Manhattan
             Auto Owner Trust,
             Series 2003-C, Class A4,
             2.94%, 06-15-2010                                         117,921
             Chemical Master
             Credit Card Trust I:
   475,000   Series 1996-3, Class A,
             7.09%, 02-15-2009                                         488,906
   850,370   Series 1996-2, Class A,
             5.98%, 09-15-2008                                         859,776
             Citifinancial Mortgage
             Securities:
   281,710   Series 2003-2, Class AF2,
             2.13%, 05-25-2033                                         279,861
   385,000   Series 2003-3, Class AF2,
             3.08%, 8-25-2033                                          381,581
   400,000   CNH Equipment Trust
             Series 2005-A, Class A3,
             4.02%, 4-15-2009                                          399,995
             Countrywide Asset-Backed
             Certificates:
   330,000   Series 2004-10, Class AF2,
             3.32%, 05-25-2022                                         326,137
   400,000   Series 2004-9, Class AF2,
             3.34%, 09-25-2023                                         396,008
   105,000   Series 2004-7, Class AF2,
             3.32%, 12-25-2023                                         103,906
   500,000   Ford Credit Auto Owner
             Trust, Series 2005-B,
             Class A4, 01-15-2010                                      503,671
   175,000   Household
             Automobile Trust,
             2.22%, 11-17-2009                                         171,206
   300,000   MBNA Credit Card
             Master Note Trust,
             Series 2003-A3, Class A3,
             3.34%, 08-16-2010                                         300,851
   750,000   New Century Home
             Equity Loan Trust,
             Series 2003-5, Class AI3,
             3.56%, 11-25-2033                                         746,413
   500,000   Renaissance Home
             Equity Loan Trust,
             Series 2004-3, Class AF2,
             3.57%, 11-25-2034                                         494,182
             Residential Asset
             Mortgage Products, Inc.
   168,707   Series 2003-RS9, Class AI3,
             3.61%, 10-25-2028                                         167,940
   140,000   Series 2063-RS7, Class AI6,
             5.34%, 08-25-2033                                         143,530
             Residential Asset
             Securities Corporation:
   437,597   Series 2003-KS5, Class AI3,
             2.28% 07-25-2028                                          431,111
 1,000,000   Series 2003-KS2, Class AI3,
             3.02%, 05-25-2029                                         985,568
   600,000   Residential Funding
             Mortgage Securities
             Series 2003-HS3, Class AI2,
             3.15%, 07-25-2018                                         591,515
                                                                   -----------
                                                                     9,233,107
                                                                   -----------

FINANCIAL - 14.9%
   380,000   Allfirst Financial Inc.
             Subordinated Notes,
             7.20%, 07-01-2007                                         404,260
   140,000   American General
             Finance Corporation Notes,
             4.50%, 11-15-2007                                         140,296
   304,000   Bank of Oklahoma
             Subordinated Notes,
             7.13%, 08-15-2007                                         321,383
   251,000   Bank United Notes,
             8.00%, 03-15-2009                                         281,892
   200,000   Bankers Trust Corp. Notes,
             7.38%, 05-01-2008                                         216,998
   110,000   BB&T Corporation
             Subordinated Notes,
             7.25%, 06-15-2007                                         116,328
   400,000   Bear Stearns & Co. Inc.
             Notes, 7.80%, 08-15-2007                                  428,447
   500,000   Capital One Bank Notes,
             4.88%, 05-15-2008                                         507,461
   100,000   Chubb Corporation
             Senior Notes,
             7.13%, 12-15-2007                                         106,875
   210,000   CIT Group Inc. Senior
             Notes, 5.50%, 11-30-2007                                  215,888
   200,000   Citicorp Subordinated Notes,
             7.00%, 07-01-2007                                         211,734
   250,000   Citifinancial Debentures
             10.00%, 05-15-2009                                        300,360
   675,000   Comerica Inc. Subordinated
             Notes, 7.25%, 08-01-2007                                  713,931
   537,000   Credit Suisse First Boston
             USA Inc. Senior Notes,
             6.50%, 06-01-2008                                         569,317
   200,000   Franchise Finance
             Corporation Notes,
             7.07%, 01-15-2008                                         215,007
    75,000   Heller Financial Inc. Notes,
             6.38%, 03-15-2006                                          76,265
   400,000   HSBC Finance Corporation
             Notes, 6.88%, 03-1-2007                                   416,774
   500,000   ING Security Life
             Institutional Funding Notes,
             2.70%, 02-15-2007
             (Acquired 05-26-05,
             Cost $488,370)*<F43>                                      486,798
   200,000   J.P. Morgan & Co.
             Incorporated Subordinated
             Notes, 6.70%, 11-01-2007                                  210,503
             KeyCorp Subordinated Notes,
   200,000   7.50%, 06-15-2006                                         206,024
   100,000   6.75%, 03-15-2006                                         101,806
             Lehman Brothers Holdings
             Inc. Notes,
   203,000   8.50%, 05-01-2007                                         218,562
   400,000   3.5%, 08-07-2008                                          391,708
   500,000   MBNA Corporation Notes,
             6.25%, 01-17-2007                                         515,902
   200,000   Morgan Stanley Group,
             Inc. Debentures,
             8.33%, 01-15-2007                                         212,769
   180,000   Merrill Lynch & Co. Notes,
             7.00%, 01-15-2007                                         187,869
   200,000   Met life Global Funding
             4.75%, 06-20-2007
             (Acquired 02-11-05;
             Cost $203,862)*<F43>                                      202,727
   150,000   Principal Life Global,
             5.13%, 06-28-2007
             (Acquired 12-28-04;
             Cost $154,880)*<F43>                                      152,321
   125,000   Protective Life US Funding
             Notes, 5.88%, 08-15-2006
             (Acquired 1-18-05
             Cost $129,410)*<F43>                                      126,791
   300,000   Reliastar Financial Notes,
             8.00%, 10-30-2005                                         314,085
   155,000   Republic New York
             Corporation Subordinated
             Notes, 9.70%, 02-01-2009                                  182,217
   487,000   SAFECO Corporation Notes,
             6.88%, 07-15-2007                                         510,572
   300,000   Santander Financial
             Issuances,
             7.25%, 05-30-2006 F<F45>                                  308,279
   200,000   Transamerica Corporation
             Debentures,
             9.38%, 03-01-2008                                         224,148
   162,000   Washington Mutual, Inc.
             Notes, 7.50%, 08-15-2006                                  167,685
   250,000   Wells Fargo & Company
             Subordinated Notes,
             6.25%, 04-15-2008                                         263,445
   200,000   Westdeutsche Landesbank
             Subordinated Notes,
             6.05%, 01-15-2009                                         211,071
                                                                   -----------
                                                                    10,438,498
                                                                   -----------

INDUSTRIAL -14.7%
   300,000   British Telecommunications
             PLC Notes,
             7.88%, 12-15-2005 F<F45>                                  305,234
   300,000   Caremark RX Inc. Senior
             Notes, 7.38%, 10-01-2006                                  309,942
   500,000   Clear Channel
             Communication Senior
             Notes, 3.13%, 02-01-2007                                  486,921
   200,000   Comcast Cable
             Communications, Inc.
             Notes, 6.20%, 11-15-2008                                  211,509
   300,000   Conagra Foods Inc. Notes,
             6.00%, 9-15-2006                                          305,109
   386,000   Cooper Cameron
             Corporation Senior Notes,
             2.65%, 04-15-2007                                         374,488
   279,000   Devon Energy Corporation
             Debentures,
             10.125%, 11-15-2009                                       337,748
   175,000   Export-Import BK
             Korea Notes,
             4.63%, 3-16-2010 F<F45>                                   176,038
   300,000   Ford Motor Credit
             Company Senior Notes,
             4.95%, 01-15-2008                                         286,176
   200,000   France Telecom SA Notes,
             7.20%, 03-01-2006 F<F45>                                  204,381
             General Motors Acceptance
             Corporation Notes:
   200,000   6.75%, 01-15-2006                                         201,578
   200,000   6.13%, 09-15-2006                                         200,143
   250,000   6.13%, 08-28-2007                                         247,429
   225,000   Halliburton Company Notes,
             5.63%, 12-01-2008                                         234,062
   260,000   Harrahs Operating
             Company Inc.
             7.13%, 06-01-2007                                         272,862
   310,000   The Hertz Corporation
             Senior Notes,
             6.50%, 05-15-2006                                         310,135
   700,000   ICI North America
             Debentures,
             8.88%, 11-15-2006                                         739,859
             International Paper
             Company Notes:
   500,000   7.00%, 08-15-2006                                         512,682
   250,000   7.63%, 01-15-2007                                         261,598
   463,000   Marathon Oil Corporation
             Notes, 6.85%, 03-01-2008                                  491,980
   200,000   MeadWestvaco Corporation
             Notes, 2.75%, 12-01-2005                                  199,024
   686,000   Telus Corporation Notes,
             7.50%, 06-01-2007 F<F45>                                  725,720
   255,000   Time Warner Cos., Inc.,
             8.18%, 08-15-2007                                         274,321
   600,000   Tyco International
             Group SA,
             6.38%, 02-15-2006 F<F45>                                  608,026
   217,000   Union Pacific Corp.,
             6.40%, 02-01-2006                                         219,696
   600,000   Univision Communication Inc.
             3.5%, 10-15-2007                                          586,827
   500,000   Viacom Inc.,
             5.63%, 05-01-2007                                         510,529
   634,000   Waste Management Inc.
             Notes, 7.00%, 10-15-2006                                  655,362
                                                                   -----------
                                                                    10,249,379
                                                                   -----------

UTILITIES - 8.4%
   300,000   Baltimore Gas & Electric,
             5.25%, 12-15-2006                                         304,501
   306,000   Bell Telephone Co.
             Debentures Pennsylvania
             7.38%, 7-15-2007                                          322,144
   189,000   FPL Group Capital Inc.
             Notes, 7.63%, 9-15-2006                                   196,733
   175,000   Gulf States Utilities 1st
             Mortgage Notes,
             6.77%, 08-01-2005                                         175,389
   220,000   Indiana Michigan Power
             Company Senior Notes,
             Series C, 6.13%, 12-15-2006                               226,028
   111,000   Jersey Central Power & Light
             Company 1st Mortgage,
             6.85%, 11-27-2006                                         114,824
             MidAmerican Energy
             Holdings Company
             Senior Notes,
   200,000   4.63%, 10-01-2007                                         200,872
   575,000   7.63% 10-15-2007                                          614,540
   360,000   Nisource Finance Corp.,
             7.63%, 11-15-2005                                         364,722
   500,000   ONEOK, Inc.,
             7.75%, 08-15-2006                                         519,186
   220,000   PanEnergy Corporation
             Notes, 7.00%, 10-15-2006                                  226,308
   475,000   Pepco Holdings, Inc. Notes,
             3.75%, 02-15-2006                                         474,236
   500,000   Progress Energy, Inc.
             Senior Notes,
             6.75%, 03-01-2006                                         508,527
   300,000   PSEG Power LLC
             6.88%, 04-15-2006                                         306,227
   200,000   Public Service Electric
             & Gas Co. Notes,
             6.25%, 01-01-2007                                         206,473
   402,000   Southwestern Bell
             Telephone Company Notes,
             6.63%, 07-15-2007                                         419,816
             Sprint Capital
             Corporation Notes:
   175,000   6.00%, 01-15-2007                                         179,331
   500,000   6.38%, 05-01-2009                                         532,127
                                                                   -----------
                                                                     5,891,984
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 0.3%
   200,000   PEMEX Project Funding
             Master Trust,
             6.13%, 08-15-2008                                         207,600
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 5.2%
 1,500,410   Bank of America
             Alternative Loan Trust,
             Series 2003-4, Class 2A1,
             5.00%, 06-25-2018                                       1,516,266
             Citicorp Mortgage
             Securities, Inc.,
   314,449   Series 2003-11, Class 2A8,
             5.50%, 12-25-2033                                         319,022
   279,037   Series 2004-4, Class A2,
             5.25%, 05-25-2015                                         278,461
             Fannie Mae
   475,000   Series 2003-24, Class LC,
             5.00%, 12-25-2015                                         481,334
   250,000   Series 2002-94, Class BG,
             5.00%, 4-25-2016                                          252,469
             Federal Home Loan
             Mortgage Corporation
             (FHLMC)
   211,584   Series 2548, Class HA,
             4.5%, 1-15-2010                                           212,038
   252,293   Series 2835, Class VK,
             5.50%, 11-15-2012                                         257,499
   277,531   Series 2789, Class VM,
             5.50%, 4-15-2015                                          284,980
                                                                   -----------
                                                                     3,602,069
                                                                   -----------

U.S. GOVERNMENT AGENCY ISSUE - 23.5%
             Federal Home Loan
             Bank (FHLB):
 1,000,000   4.70%, 10-07-2010                                       1,000,127
             Federal Home Loan
             Mortgage Corporation
             (FHLMC)
   700,000   6.63%, 09-15-2009                                         770,680
             Federal National
             Mortgage Association
             (FNMA) Notes,
11,675,000   2.38%, 02-15-2007                                      11,418,524
 2,425,000   5.75%, 2-15-2008                                        2,538,742
   750,000   Government Backed
             Trust, Series T-1,
             0.00%, 11-15-2006^<F44>                                   712,208
                                                                   -----------
                                                                    16,440,281
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 14.1%
             U.S. Treasury Note,
 4,000,000   3.38%, 02-28-2007                                       3,982,500
 3,850,000   3.25%, 08-15-2008                                       3,802,025
 2,075,000   3.00%, 12-31-2006                                       2,055,952
                                                                   -----------
                                                                     9,840,477
                                                                   -----------

MUNICIPAL BONDS - 1.4%
   300,000   Erie, Pennsylvania
             General Obligation
             5.64%, 11-15-007                                          306,207
   450,000   New Jersey Economic
             Development Authority,
             ETM 0.00%, 02-15-2007^<F44>                               422,298
   231,413   Tobacco Settlement
             Financial Corp.,
             Series 2001-A, Class A,
             6.36%, 05-15-2025                                         235,164
                                                                   -----------
                                                                       963,669
                                                                   -----------
             Total Long-Term
             Investments
             (Cost $67,157,914)                                     66,867,064
                                                                   -----------

SHORT-TERM INVESTMENTS - 3.8%

MONEY MARKET FUNDS - 3.1%
 1,531,353   Investment Company
             Cash Reserve Portfolio -
             AIM Fund                                                1,531,353
   658,528   SEI Daily Income Trust
             Government Fund                                           658,528
                                                                   -----------
                                                                     2,189,881
                                                                   -----------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F46> - 0.7%
$  378,436   American Family
             Demand Note, 2.47%                                        378,436
   110,000   Wisconsin Corporate
             Center Credit Union,
             2.52%                                                     110,000
                                                                   -----------
                                                                       488,436
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $2,678,317)                                       2,678,317
                                                                   -----------
             Total Investments
             (Cost $69,836,231)
             99.5%                                                  69,545,381
                                                                   -----------
             Other Assets less
             Liabilities  0.5%                                         377,021
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $69,922,402
                                                                   -----------
                                                                   -----------

 *<F43>   Unregistered security
 ^<F44>   Non-income producing security
 F<F45>   Foreign security
    ETM   Escrowed to maturity
 #<F46> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       JUNE 30, 2005 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 - 6/30/05).

ACTUAL EXPENSES

The fourth and fifth columns of the table below provide information about account values based on actual returns and actual expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fifth column entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The sixth and seventh columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the seventh column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS
For the Six Months Ended June 30, 2005

                                                                                                 HYPOTHETICAL (5% RETURN
                                                                            ACTUAL                  BEFORE EXPENSES)
                                                                  --------------------------    --------------------------
                                     FUND'S       BEGINNING        ENDING        EXPENSES        ENDING        EXPENSES
                                   ANNUALIZED      ACCOUNT        ACCOUNT          PAID         ACCOUNT          PAID
                                    EXPENSE         VALUE          VALUE          DURING         VALUE          DURING
                                 RATIO(1)<F47>      1/1/05        6/30/05     PERIOD(1)<F47>    6/30/05     PERIOD(1)<F47>
                                 -------------    ---------       -------     --------------    -------     --------------
BAIRD INTERMEDIATE BOND FUND
     Institutional Class             0.30%        $1,000.00      $1,017.30        $1.52        $1,023.31        $1.51
     Investor Class                  0.55%        $1,000.00      $1,016.50        $2.79        $1,022.07        $2.76

BAIRD AGGREGATE BOND FUND
     Institutional Class             0.30%        $1,000.00      $1,028.90        $1.53        $1,023.31        $1.51
     Investor Class                  0.55%        $1,000.00      $1,028.00        $2.80        $1,022.07        $2.76

BAIRD INTERMEDIATE MUNICIPAL
  BOND FUND
     Institutional Class             0.30%        $1,000.00      $1,013.50        $1.52        $1,023.31        $1.51
     Investor Class                  0.55%        $1,000.00      $1,016.50        $2.79        $1,022.07        $2.76

BAIRD CORE PLUS BOND FUND
     Institutional Class             0.30%        $1,000.00      $1,028.00        $1.53        $1,023.31        $1.51
     Investor Class                  0.55%        $1,000.00      $1,026.10        $2.80        $1,022.07        $2.76

BAIRD SHORT-TERM BOND FUND
     Institutional Class             0.30%        $1,000.00      $1,010.30        $1.01        $1,023.31        $1.51

(1)<F47> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2005 (UNAUDITED)

                                                                                  BAIRD
                                               BAIRD             BAIRD         INTERMEDIATE         BAIRD            BAIRD
                                            INTERMEDIATE       AGGREGATE        MUNICIPAL         CORE PLUS        SHORT-TERM
                                             BOND FUND         BOND FUND        BOND FUND         BOND FUND        BOND FUND
                                            ------------       ---------       ------------       ---------        ----------
ASSETS:
   Investments, at value                   $216,063,059      $140,197,355      $46,644,749       $32,957,336      $69,545,381
     (cost $213,588,988, $137,165,668,
     $45,882,508, and $32,225,770
     and $69,836,231, respectively)
   Cash                                          17,155           523,775               --             1,182            2,094
   Interest receivable                        2,527,092         1,546,118          811,246           410,437          774,249
   Receivable for investments sold                8,859             5,316               --                --          218,234
   Receivable for Fund shares sold            1,542,020            14,267           42,921           245,213          755,732
                                           ------------      ------------      -----------       -----------      -----------
   Total assets                             220,158,185       142,286,831       47,498,916        33,614,168       71,295,690
                                           ------------      ------------      -----------       -----------      -----------
LIABILITIES:
   Payable for securities purchased           2,737,905         1,254,557        1,241,090           431,531        1,348,816
   Payable for Fund shares purchased            253,000           142,871            1,684                --            8,820
   Payable to Advisor and Distributor            53,897            34,960           14,828             7,680           15,652
   Other liabilities                                 --             8,495               --            35,042               --
                                           ------------      ------------      -----------       -----------      -----------
   Total liabilities                          3,044,802         1,440,883        1,257,602           474,253        1,373,288
                                           ------------      ------------      -----------       -----------      -----------
NET ASSETS                                 $217,113,383      $140,845,948      $46,241,314       $33,139,915      $69,922,402
                                           ------------      ------------      -----------       -----------      -----------
                                           ------------      ------------      -----------       -----------      -----------
NET ASSETS CONSIST OF:
   Capital stock                           $215,871,500      $137,649,230      $45,568,024       $32,370,331      $70,233,198
   Accumulated undistributed net
     investment income                          158,605           105,109           87,074            27,534           37,960
   Accumulated net realized gain (loss)
     on investments sold                     (1,390,793)           59,922         (176,025)           10,484          (57,906)
   Net unrealized appreciation/depreciation
     on investments                           2,474,071         3,031,687          762,241           731,566         (290,850)
                                           ------------      ------------      -----------       -----------      -----------
NET ASSETS                                 $217,113,383      $140,845,948      $46,241,314       $33,139,915      $69,922,402
                                           ------------      ------------      -----------       -----------      -----------
                                           ------------      ------------      -----------       -----------      -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                              $214,063,531      $139,945,318      $44,095,850       $32,748,400      $69,922,402
   Shares outstanding ($0.01 par value,
     unlimited shares authorized)            19,856,104        12,956,412        4,098,820         3,149,951        7,071,921
   Net asset value, offering and
     redemption price per share            $      10.78      $      10.80      $     10.76       $     10.40      $      9.89
                                           ------------      ------------      -----------       -----------      -----------
                                           ------------      ------------      -----------       -----------      -----------
INVESTOR CLASS SHARES
   Net Assets                              $  3,049,852      $    900,630      $ 2,145,464       $   391,515      $        --
   Shares outstanding ($0.01 par value,
     unlimited shares authorized)               274,980            81,743          195,998            36,783               --
   Net asset value, offering and
     redemption price per share            $      11.09      $      11.02      $     10.95       $     10.64      $        --
                                           ------------      ------------      -----------       -----------      -----------
                                           ------------      ------------      -----------       -----------      -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                  BAIRD
                                               BAIRD             BAIRD         INTERMEDIATE         BAIRD            BAIRD
                                            INTERMEDIATE       AGGREGATE        MUNICIPAL         CORE PLUS        SHORT-TERM
                                             BOND FUND         BOND FUND        BOND FUND         BOND FUND        BOND FUND
                                            ------------       ---------       ------------       ---------        ----------
INVESTMENT INCOME:
   Interest income                           $4,748,557       $3,126,756         $932,758         $816,418         $809,917
                                             ----------       ----------         --------         --------         --------
   Total investment income                    4,748,557        3,126,756          932,758          816,418          809,917
                                             ----------       ----------         --------         --------         --------

EXPENSES:
   Investment advisory fee                      257,899          162,536           55,776           39,742           58,427
   Administration fee                            51,580           32,507           11,155            7,948           11,685
   Distribution expense -
     Investor Class Shares                        3,692            1,145            4,082              180               --
                                             ----------       ----------         --------         --------         --------
   Total expenses                               313,171          196,188           71,013           47,870           70,112
                                             ----------       ----------         --------         --------         --------

NET INVESTMENT INCOME                         4,435,386        2,930,568          861,745          768,548          739,805
                                             ----------       ----------         --------         --------         --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments     (536,265)         217,585         (150,652)          41,794          (46,995)
   Change in unrealized appreciation/
     depreciation on investments               (134,393)         613,253         (126,260)          61,541          (82,768)
                                             ----------       ----------         --------         --------         --------
   Net realized and unrealized
     gain (loss) on investments                (670,658)         830,838         (276,912)         103,335         (129,763)
                                             ----------       ----------         --------         --------         --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $3,764,728       $3,761,406         $584,833         $871,883         $610,042
                                             ----------       ----------         --------         --------         --------
                                             ----------       ----------         --------         --------         --------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      BAIRD INTERMEDIATE BOND FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                            $  4,435,386        $  7,270,283
   Net realized loss on investments                                     (536,265)           (599,286)
   Change in unrealized appreciation/depreciation on investments        (134,393)           (282,245)
                                                                    ------------        ------------
   Net increase in net assets resulting from operations                3,764,728           6,388,752
                                                                    ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          32,847,927          67,465,697
   Shares issued to holders in reinvestment of dividends               4,149,035           6,659,149
   Cost of shares redeemed                                           (13,657,854)        (29,883,566)
                                                                    ------------        ------------
   Net increase in net assets resulting from
     capital share transactions                                       23,339,108          44,241,280
                                                                    ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                         (4,506,860)         (7,099,177)
   From realized gains                                                        --             (27,024)
                                                                    ------------        ------------
                                                                      (4,506,860)         (7,126,201)
                                                                    ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                            (59,620)            (85,930)
   From realized gains                                                        --                (377)
                                                                    ------------        ------------
                                                                         (59,620)            (86,307)
                                                                    ------------        ------------

TOTAL INCREASE IN NET ASSETS                                          22,537,356          43,417,524

NET ASSETS:
   Beginning of period                                               194,576,027         151,158,503
                                                                    ------------        ------------
   End of period (including undistributed net investment
     income of $158,605 and $223,829, respectively)                 $217,113,383        $194,576,027
                                                                    ------------        ------------
                                                                    ------------        ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       BAIRD AGGREGATE BOND FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                            $  2,930,568        $  4,787,456
   Net realized gain on investments                                      217,585             425,360
   Change in unrealized appreciation/depreciation on investments         613,253              42,347
                                                                    ------------        ------------
   Net increase in net assets resulting from operations                3,761,406           5,255,163
                                                                    ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          25,136,087          49,052,903
   Shares issued to holders in reinvestment of dividends               2,748,698           4,563,691
   Cost of shares redeemed                                            (3,862,852)        (29,904,273)
                                                                    ------------        ------------
   Net increase in net assets resulting from
     capital share transactions                                       24,021,933          23,712,321
                                                                    ------------        ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                         (3,009,126)         (4,819,107)
   From realized gains                                                        --            (311,207)
                                                                    ------------        ------------
                                                                      (3,009,126)         (5,130,314)
                                                                    ------------        ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                            (19,985)            (13,976)
   From realized gains                                                        --              (1,852)
                                                                    ------------        ------------
                                                                         (19,985)            (15,828)
                                                                    ------------        ------------

TOTAL INCREASE IN NET ASSETS                                          24,754,228          23,821,342

NET ASSETS:
   Beginning of period                                               116,091,720          92,270,378
                                                                    ------------        ------------
   End of period (including undistributed net investment
     income (loss) of $105,109 and $134,477, respectively)          $140,845,948        $116,091,720
                                                                    ------------        ------------
                                                                    ------------        ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                 --------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                             $   861,745         $ 1,357,546
   Net realized loss on investments                                     (150,652)            (24,020)
   Change in unrealized appreciation/depreciation on investments        (126,260)           (508,690)
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                  584,833             824,836
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          12,811,485          16,224,440
   Shares issued to holders in reinvestment of dividends                 661,887           1,121,415
   Cost of shares redeemed                                            (8,508,521)         (6,337,831)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                        4,964,851          11,008,024
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                           (760,734)         (1,230,984)
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                            (48,613)            (91,886)
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                           4,740,337          10,509,990

NET ASSETS:
   Beginning of period                                                41,500,977          30,990,987
                                                                     -----------         -----------
   End of period (including undistributed net investment
     income of $87,074 and $34,676, respectively)                    $46,241,314         $41,500,977
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       BAIRD CORE PLUS BOND FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                             $   768,548         $ 1,651,430
   Net realized gain on investments                                       41,794             944,452
   Change in unrealized appreciation/depreciation on investments          61,541            (365,553)
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                  871,883           2,230,329
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                           2,978,896           2,987,818
   Shares issued to holders in reinvestment of dividends                 441,958           1,182,113
   Cost of shares redeemed                                            (2,948,809)        (14,342,365)
                                                                     -----------         -----------
   Net increase (decrease) in net assets resulting from
     capital share transactions                                          472,045         (10,172,434)
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                           (822,043)         (1,712,108)
   From realized gains                                                        --            (550,721)
                                                                     -----------         -----------
                                                                        (822,043)         (2,262,829)
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                             (3,458)             (5,608)
   From realized gains                                                        --              (2,085)
                                                                     -----------         -----------
                                                                          (3,458)             (7,693)
                                                                     -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  518,427         (10,212,627)

NET ASSETS:
   Beginning of period                                                32,621,488          42,834,115
                                                                     -----------         -----------
   End of period (including undistributed net investment
     income of $27,534 and $44,701, respectively)                    $33,139,915         $32,621,488
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       BAIRD SHORT-TERM BOND FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                             $   739,805         $   243,185
   Net realized loss on investments                                      (46,995)             (8,613)
   Change in unrealized appreciation/depreciation on investments         (82,768)           (208,082)
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                  610,042              26,490
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          42,529,994          33,919,057
   Shares issued to holders in reinvestment of dividends                 627,010             158,249
   Cost of shares redeemed                                            (5,102,091)         (1,899,021)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                       38,054,913          32,178,285
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                           (715,553)           (231,775)
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                          37,949,402          31,973,000

NET ASSETS:
   Beginning of period                                                31,973,000                  --
                                                                     -----------         -----------
   End of period (including undistributed net investment
     income of $37,960 and $12,668, respectively)                    $69,922,402         $31,973,000
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                      BAIRD INTERMEDIATE BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                     Institutional                                                                 Institutional
                                     Class Shares   Institutional  Institutional  Institutional  Institutional     Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F48> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      10.83   $      10.88   $      10.86   $      10.60    $     10.55       $    10.00
                                     ------------   ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                     0.23(6)        0.47(6)        0.49           0.56           0.62(6)          0.13
                                                <F53>          <F53>                                        <F53>
   Net realized and unrealized
     gains (losses) on investments          (0.05)         (0.05)          0.14           0.27           0.08(7)          0.53
                                                                                                            <F54>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total from investment operations          0.18           0.42           0.63           0.83           0.70             0.66
                                     ------------   ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from net
     investment income                      (0.23)         (0.47)         (0.49)         (0.56)         (0.62)           (0.11)
   Distributions from
     net realized gains                        --          (0.00)(5)      (0.12)         (0.01)         (0.03)           (0.00)(5)
                                                                <F52>                                                         <F52>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total distributions                      (0.23)         (0.47)         (0.61)         (0.57)         (0.65)           (0.11)
                                     ------------   ------------   ------------   ------------    -----------       ----------
Net asset value, end of period       $      10.78   $      10.83   $      10.88   $      10.86    $     10.60       $    10.55
                                     ------------   ------------   ------------   ------------    -----------       ----------
                                     ------------   ------------   ------------   ------------    -----------       ----------
Total return                                1.73%(2)       3.91%          5.89%          8.02%          6.68%            6.63%(2)
                                                <F49>                                                                        <F49>
Supplemental data and ratios:
   Net assets, end of period         $214,063,531   $191,563,699   $149,836,855   $146,236,339    $89,682,104       $9,769,062
   Ratio of expenses
     to average net assets                  0.30%(3)       0.30%          0.30%          0.30%          0.30%            0.30%(3)
                                                <F50>                                                                        <F50>
   Ratio of net investment income
     to average net assets                  4.34%(3)       4.32%          4.39%          5.20%          5.71%            6.73%(3)
                                                <F50>                                                                        <F50>
   Portfolio turnover rate(4)<F51>          29.1%(2)       44.8%          64.4%          41.1%          79.5%           102.5%(2)
                                                <F49>                                                                        <F49>

(1)<F48>  Commencement of operations.
(2)<F49>  Not annualized.
(3)<F50>  Annualized.
(4)<F51> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F52>  Amount is less than $0.01.
(6)<F53>  Calculated using average shares outstanding during the period.
(7)<F54> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                       BAIRD INTERMEDIATE BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                       Investor                                                                      Investor
                                     Class Shares     Investor       Investor       Investor       Investor        Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F55> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      11.13   $      11.17   $      11.13   $      10.71    $     10.56       $    10.00
                                     ------------   ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                     0.22(6)        0.45(6)        0.48           0.54(6)        0.59(6)          0.13
                                                <F60>          <F60>                         <F60>          <F60>
   Net realized and unrealized
     gains (losses) on investments          (0.04)         (0.05)          0.14           0.27           0.08(7)          0.53
                                                                                                            <F61>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total from investment operations          0.18           0.40           0.62           0.81           0.67             0.66
                                     ------------   ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from
     net investment income                  (0.22)         (0.44)         (0.46)         (0.38)         (0.49)           (0.10)
   Distributions from
     net realized gains                        --          (0.00)(5)      (0.12)         (0.01)         (0.03)           (0.00)(5)
                                                                <F59>                                                         <F59>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total distributions                      (0.22)         (0.44)         (0.58)         (0.39)         (0.52)           (0.10)
                                     ------------   ------------   ------------   ------------    -----------       ----------
Net asset value, end of period       $      11.09   $      11.13   $      11.17   $      11.13    $     10.71       $    10.56
                                     ------------   ------------   ------------   ------------    -----------       ----------
                                     ------------   ------------   ------------   ------------    -----------       ----------
Total return                                1.65%(2)       3.65%          5.61%          7.74%          6.43%            6.68%(2)
                                                <F56>                                                                        <F56>
Supplemental data and ratios:
   Net assets, end of period         $  3,049,852   $  3,012,328   $  1,321,648   $  1,127,162    $ 1,189,191       $  351,262
   Ratio of expenses
     to average net assets                  0.55%(3)       0.55%          0.55%          0.55%          0.55%            0.55%(3)
                                                <F57>                                                                        <F57>
   Ratio of net investment income
     to average net assets                  4.00%(3)       4.07%          4.14%          4.95%          5.46%            6.48%(3)
                                                <F57>                                                                        <F57>
   Portfolio turnover rate(4)<F58>          29.1%(2)       44.8%          64.4%          41.1%          79.5%           102.5%(2)
                                                <F56>                                                                        <F56>

(1)<F55>  Commencement of operations.
(2)<F56>  Not annualized.
(3)<F57>  Annualized.
(4)<F58> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F59>  Amount is less than $0.01.
(6)<F60>  Calculated using average shares outstanding during the period.
(7)<F61> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                        BAIRD AGGREGATE BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                     Institutional                                                                 Institutional
                                     Class Shares   Institutional  Institutional  Institutional  Institutional     Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F62> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      10.74   $      10.71   $      10.69   $      10.51    $     10.42      $    10.00
                                     ------------   ------------   ------------   ------------    -----------      ----------
Income from investment operations:
   Net investment income                     0.25(6)        0.49(6)        0.56           0.62           0.68            0.16
                                                <F67>          <F67>
   Net realized and unrealized
     gains on investments                    0.06           0.07           0.20           0.23           0.17            0.42
                                     ------------   ------------   ------------   ------------    -----------      ----------
   Total from investment operations          0.31           0.56           0.76           0.85           0.85            0.58
                                     ------------   ------------   ------------   ------------    -----------      ----------
Less distributions:
   Dividends from
     net investment income                  (0.25)         (0.50)         (0.56)         (0.62)         (0.67)          (0.16)
   Distributions from
     net realized gains                        --          (0.03)         (0.18)         (0.05)         (0.09)          (0.00)(5)
                                                                                                                             <F66>
                                     ------------   ------------   ------------   ------------    -----------      ----------
   Total distributions                      (0.25)         (0.53)         (0.74)         (0.67)         (0.76)          (0.16)
                                     ------------   ------------   ------------   ------------    -----------      ----------
Net asset value, end of period       $      10.80   $      10.74   $      10.71   $      10.69    $     10.51      $    10.42
                                     ------------   ------------   ------------   ------------    -----------      ----------
                                     ------------   ------------   ------------   ------------    -----------      ----------
Total return                                2.89%(2)       5.30%          7.19%          8.30%          8.33%           5.78%(2)
                                                <F63>                                                                       <F63>
Supplemental data and ratios:
   Net assets, end of period         $139,945,518   $115,382,862   $ 91,550,534   $ 87,847,176    $83,392,652      $35,975,190
   Ratio of expenses
     to average net assets                  0.27%(3)       0.30%          0.30%          0.30%          0.30%            0.30%(3)
                                                <F64>                                                                        <F64>
   Ratio of net investment income
     to average net assets                  4.59%(3)       4.58%          4.85%          5.75%          6.33%            6.85%(3)
                                                <F64>                                                                        <F64>
   Portfolio turnover rate(4)<F65>         26.5%(2)        72.6%         106.7%          51.2%          79.2%            14.7%(2)
                                               <F63>                                                                         <F63>

(1)<F62>  Commencement of operations.
(2)<F63>  Not annualized.
(3)<F64>  Annualized.
(4)<F65> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F66>  Amount is less than $0.01.
(6)<F67>  Calculated using average shares outstanding throughout the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                       BAIRD AGGREGATE BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                       Investor                                                                      Investor
                                     Class Shares     Investor       Investor       Investor       Investor        Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F68> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      10.95   $      10.88   $      10.84   $      10.57    $     10.43       $    10.00
                                     ------------   ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                     0.24(6)        0.48(6)        0.55           0.60(6)        0.65(6)          0.15
                                                <F73>          <F73>                         <F73>          <F73>
   Net realized and unrealized
     gains on investments                    0.06           0.07           0.19           0.23           0.17             0.42
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total from investment operations          0.30           0.55           0.74           0.83           0.82             0.57
                                     ------------   ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from
     net investment income                  (0.23)         (0.45)         (0.52)         (0.51)         (0.59)           (0.14)
   Distributions from
     net realized gains                        --          (0.03)         (0.18)         (0.05)         (0.09)           (0.00)(5)
                                                                                                                              <F72>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total distributions                      (0.23)         (0.48)         (0.70)         (0.56)         (0.68)           (0.14)
                                     ------------   ------------   ------------   ------------    -----------       ----------
Net asset value, end of period       $      11.02   $      10.95   $      10.88   $      10.84    $     10.57       $    10.43
                                     ------------   ------------   ------------   ------------    -----------       ----------
                                     ------------   ------------   ------------   ------------    -----------       ----------
Total return                                2.80%(2)       5.20%          6.95%          8.08%          7.98%            5.77%(2)
                                                <F69>                                                                        <F69>
Supplemental data and ratios:
   Net assets, end of period         $    900,630   $    708,858   $    719,844   $    845,481    $   166,622       $   13,223
   Ratio of expenses
     to average net assets                  0.55%(3)       0.55%          0.55%          0.55%          0.55%            0.55%(3)
                                                <F70>                                                                        <F70>
   Ratio of net investment income
     to average net assets                  4.34%(3)       4.33%          4.60%          5.50%          6.08%            6.60%(3)
                                                <F70>                                                                        <F70>
   Portfolio turnover rate(4)<F71>          26.5%(2)       72.6%         106.7%          51.2%          79.2%            14.7%(2)
                                                <F69>                                                                        <F69>

(1)<F68>  Commencement of operations.
(2)<F69>  Not annualized.
(3)<F70>  Annualized.
(4)<F71> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F72>  Amount is less than $0.01.
(6)<F73>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                        BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                    -------------------------------------------------------------------------------
                                                    Institutional                                                  Institutional
                                                    Class Shares   Institutional  Institutional  Institutional     Class Shares
                                                     Six Months    Class Shares   Class Shares   Class Shares        March 30,
                                                        Ended       Year ended     Year ended     Year ended   2001(1)<F74> through
                                                    June 30, 2005  December 31,   December 31,   December 31,      December 31,
                                                     (unaudited)       2004           2003           2002              2001
                                                    -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value, beginning of period             $      10.81   $      10.91   $      10.86    $     10.25       $    10.00
                                                    ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                                    0.21(5)        0.40(5)        0.42(5)        0.43(5)          0.34(5)
                                                               <F78>          <F78>          <F78>          <F78>            <F78>
   Net realized and unrealized
     gains (losses) on investments                         (0.07)         (0.11)          0.10           0.64             0.17(6)
                                                                                                                             <F79>
                                                    ------------   ------------   ------------    -----------       ----------
   Total from investment operations                         0.14           0.29           0.52           1.07             0.51
                                                    ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from net investment income                    (0.19)         (0.39)         (0.43)         (0.46)           (0.25)
   Distributions from net realized gains                      --             --          (0.04)         (0.00)(7)        (0.01)
                                                                                                             <F80>
                                                    ------------   ------------   ------------    -----------       ----------
   Total distributions                                     (0.19)         (0.39)         (0.47)         (0.46)           (0.26)
                                                    ------------   ------------   ------------    -----------       ----------
Net asset value, end of period                      $      10.76   $      10.81   $      10.91    $     10.86       $    10.25
                                                    ------------   ------------   ------------    -----------       ----------
                                                    ------------   ------------   ------------    -----------       ----------
Total return                                               1.35%(2)       2.69%          4.91%         10.72%            5.02%(2)
                                                               <F75>                                                         <F75>
Supplemental data and ratios:
   Net assets, end of period                        $ 44,095,850   $ 36,889,211   $ 30,234,195    $31,221,508       $14,448,572
   Ratio of expenses to average net assets                 0.30%(3)       0.30%          0.30%          0.30%             0.30%(3)
                                                               <F76>                                                          <F76>
   Ratio of net investment income
     to average net assets                                 3.86%(3)       3.70%          3.88%          4.11%             4.32%(3)
                                                               <F76>                                                          <F76>
   Portfolio turnover rate(4)<F77>                          8.0%(2)        4.2%          17.7%          32.6%             14.8%(2)
                                                               <F75>                                                          <F75>

(1)<F74>  Commencement of operations.
(2)<F75>  Not annualized.
(3)<F76>  Annualized.
(4)<F77> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F78>  Calculated using average shares outstanding during the period.
(6)<F79> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F80>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                        BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                    -------------------------------------------------------------------------------
                                                      Investor                                                       Investor
                                                    Class Shares     Investor       Investor       Investor        Class Shares
                                                     Six Months    Class Shares   Class Shares   Class Shares        March 30,
                                                        Ended       Year ended     Year ended     Year ended   2001(1)<F81> through
                                                    June 30, 2005  December 31,   December 31,   December 31,      December 31,
                                                     (unaudited)       2004           2003           2002              2001
                                                    -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value, beginning of period             $      10.99   $      11.09   $      11.02    $     10.27       $    10.00
                                                    ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                                    0.20(5)        0.38(5)        0.40(5)        0.41(5)          0.31(5)
                                                               <F85>          <F85>          <F85>          <F85>            <F85>
   Net realized and unrealized
     gains (losses) on investments                         (0.06)         (0.12)          0.10           0.64             0.17(6)
                                                                                                                             <F86>
                                                    ------------   ------------   ------------    -----------       ----------
   Total from investment operations                         0.14           0.26           0.50           1.05             0.48
                                                    ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from net investment income                    (0.18)         (0.36)         (0.39)         (0.30)           (0.20)
   Distributions from net realized gains                      --             --          (0.04)         (0.00)(7)        (0.01)
                                                                                                             <F87>
                                                    ------------   ------------   ------------    -----------       ----------
   Total distributions                                     (0.18)         (0.36)         (0.43)         (0.30)           (0.21)
                                                    ------------   ------------   ------------    -----------       ----------
Net asset value, end of period                      $      10.95   $      10.99   $      11.09    $     11.02       $    10.27
                                                    ------------   ------------   ------------    -----------       ----------
                                                    ------------   ------------   ------------    -----------       ----------
Total return                                               1.27%(2)       2.40%          4.69%         10.46%            4.74%(2)
                                                               <F82>                                                         <F82>
Supplemental data and ratios:
   Net assets, end of period                        $  2,145,464   $  4,611,766   $    756,792    $   706,207       $  624,209
   Ratio of expenses to average net assets                 0.55%(3)       0.55%          0.55%          0.55%            0.55%(3)
                                                               <F83>                                                         <F83>
   Ratio of net investment income
     to average net assets                                 3.61%(3)       3.45%          3.63%          3.86%            4.07%(3)
                                                               <F83>                                                         <F83>
   Portfolio turnover rate(4)<F84>                          8.0%(2)        4.2%          17.7%          32.6%            14.8%(2)
                                                               <F82>                                                         <F82>

(1)<F81>  Commencement of operations.
(2)<F82>  Not annualized.
(3)<F83>  Annualized.
(4)<F84> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F85>  Calculated using average shares outstanding during the period.
(6)<F86> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F87>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                       BAIRD CORE PLUS BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                     Institutional                                                                 Institutional
                                     Class Shares   Institutional  Institutional  Institutional  Institutional     Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F88> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      10.38   $      10.45   $      10.45   $      10.42    $     10.45       $    10.00
                                     ------------   ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                     0.26(6)        0.54           0.56           0.62           0.65             0.14
                                                <F93>
   Net realized and unrealized
     gains on investments                    0.03           0.10           0.36           0.07           0.05             0.45
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total from investment operations          0.29           0.64           0.92           0.69           0.70             0.59
                                     ------------   ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from
     net investment income                  (0.27)         (0.53)         (0.56)         (0.62)         (0.66)           (0.14)
   Distributions from
     net realized gains                        --          (0.18)         (0.36)         (0.04)         (0.07)           (0.00)(5)
                                                                                                                              <F92>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total distributions                      (0.27)         (0.71)         (0.92)         (0.66)         (0.73)           (0.14)
                                     ------------   ------------   ------------   ------------    -----------       ----------
Net asset value, end of period       $      10.40   $      10.38   $      10.45   $      10.45    $     10.42       $    10.45
                                     ------------   ------------   ------------   ------------    -----------       ----------
                                     ------------   ------------   ------------   ------------    -----------       ----------
Total return                                2.80%(2)       6.29%          8.94%          6.90%          6.84%            5.89%(2)
                                                <F89>                                                                        <F89>
Supplemental data and ratios:
   Net assets, end of period         $ 32,748,400   $ 32,495,641   $ 42,709,634   $ 54,221,923    $69,182,002       $40,083,054
   Ratio of expenses
     to average net assets                  0.30%(3)       0.30%          0.30%          0.30%          0.30%             0.30%(3)
                                                <F90>                                                                         <F90>
   Ratio of net investment income
     to average net assets                  5.06%(3)       4.85%          4.56%          6.03%          6.25%             6.68%(3)
                                                <F90>                                                                         <F90>
   Portfolio turnover rate(4)<F91>          19.7%(2)       52.5%         103.1%          66.8%          47.0%             11.8%(2)
                                                <F89>                                                                         <F89>

(1)<F88>  Commencement of operations.
(2)<F89>  Not annualized.
(3)<F90>  Annualized.
(4)<F91> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F92>  Amount is less than $0.01.
(6)<F93>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                       BAIRD CORE PLUS BOND FUND
                                     ----------------------------------------------------------------------------------------------
                                       Investor                                                                      Investor
                                     Class Shares     Investor       Investor       Investor       Investor        Class Shares
                                      Six Months    Class Shares   Class Shares   Class Shares   Class Shares      September 29,
                                         Ended       Year Ended     Year Ended     Year Ended     Year Ended   2000(1)<F94> through
                                     June 30, 2005  December 31,   December 31,   December 31,   December 31,      December 31,
                                      (unaudited)       2004           2003           2002           2001              2000
                                     -------------  -------------  -------------  -------------  ------------- --------------------
Per Share Data:
   Net asset value,
     beginning of period             $      10.62   $      10.67   $      10.65   $      10.49    $     10.45       $    10.00
                                     ------------   ------------   ------------   ------------    -----------       ----------
Income from investment operations:
   Net investment income                     0.25(6)        0.53           0.53(6)        0.60(6)        0.64(6)          0.12
                                                <F99>                         <F99>          <F99>          <F99>
   Net realized and unrealized
     gains on investments                    0.02           0.10           0.37           0.07           0.05             0.45
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total from investment operations          0.27           0.63           0.90           0.67           0.69             0.57
                                     ------------   ------------   ------------   ------------    -----------       ----------
Less distributions:
   Dividends from
     net investment income                  (0.25)         (0.50)         (0.52)         (0.47)         (0.58)           (0.12)
   Distributions from
     net realized gains                        --          (0.18)         (0.36)         (0.04)         (0.07)           (0.00)(5)
                                                                                                                              <F98>
                                     ------------   ------------   ------------   ------------    -----------       ----------
   Total distributions                      (0.25)         (0.68)         (0.88)         (0.51)         (0.65)           (0.12)
                                     ------------   ------------   ------------   ------------    -----------       ----------
Net asset value, end of period       $      10.64   $      10.62   $      10.67   $      10.65    $     10.49       $    10.45
                                     ------------   ------------   ------------   ------------    -----------       ----------
                                     ------------   ------------   ------------   ------------    -----------       ----------
Total return                                2.61%(2)       6.09%          8.60%          6.58%          6.70%            5.73%(2)
                                                <F95>                                                                        <F95>
Supplemental data and ratios:
   Net assets, end of period         $    391,515   $    125,847   $    124,481   $    296,026    $   258,351       $   13,222
   Ratio of expenses
     to average net assets                  0.55%(3)       0.55%          0.55%          0.55%          0.55%            0.55%(3)
                                                <F96>                                                                        <F96>
   Ratio of net investment income
     to average net assets                  4.81%(3)       4.60%          4.31%          5.78%          6.00%            6.43%(3)
                                                <F96>                                                                        <F96>
   Portfolio turnover rate(4)<F97>          19.7%(2)       52.5%         103.1%          66.8%          47.0%            11.8%(2)
                                                <F95>                                                                        <F95>

(1)<F94>  Commencement of operations.
(2)<F95>  Not annualized.
(3)<F96>  Annualized.
(4)<F97> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F98>  Amount is less than $0.01.
(6)<F99>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                 BAIRD SHORT-TERM BOND FUND
                                                         --------------------------------------------
                                                          Institutional            Institutional
                                                           Class Shares             Class Shares
                                                         Six Months Ended      August 31, 2004(1)<F1>
                                                          June 30, 2005               through
                                                           (unaudited)           December 31, 2004
                                                         ----------------      ----------------------
Per Share Data:
   Net asset value, beginning of period                    $      9.93              $     10.00
                                                           -----------              -----------
Income from investment operations:
   Net investment income                                          0.17(5)<F5>              0.08
   Net realized and unrealized
     gains (losses) on investments                               (0.07)                   (0.07)
                                                           -----------              -----------
   Total from investment operations                               0.10                     0.01
                                                           -----------              -----------
Less distributions:
   Dividends from net investment income                          (0.14)                   (0.08)
   Distributions from net realized gains                            --                       --
                                                           -----------              -----------
   Total distributions                                           (0.14)                   (0.08)
                                                           -----------              -----------
Net asset value, end of period                             $      9.89              $      9.93
                                                           -----------              -----------
                                                           -----------              -----------
Total return                                                     1.03%(2)<F2>             0.10%(2)<F2>
Supplemental data and ratios:
   Net assets, end of period                               $69,922,402              $31,973,000
   Ratio of expenses to average net assets(3)<F3>                0.30%                    0.30%
   Ratio of net investment income
     to average net assets(3)<F3>                                3.45%                    2.60%
   Portfolio turnover rate(4)<F4>                                11.7%(2)<F2>             16.7%(2)<F2>

(1)<F1>   Commencement of operations.
(2)<F2>   Not annualized.
(3)<F3>   Annualized.
(4)<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F5>   Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a "Fund" and collectively, the "Funds"), five of the eight portfolios comprising the Corporation and each a diversified fund.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Each Fund's portfolio securities and other assets for which market quotations are readily available are valued at market value. Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value. Market quotations for most debt securities are not readily available. As a result, debt securities are stated at fair value as provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

b) Unregistered Securities - Four of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund was $13,285,745 (6.12% of net assets), $6,845,095 (4.86% of net assets), $2,056,234 (6.20% of net assets)
     and $968,637 (1.39% of net assets), respectively, at June 30, 2005. Restricted securities may be deemed to be liquid as determined by Robert W. Baird & Co. Incorporated (the "Advisor") based on several factors.

c) Foreign Securities - The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Allocation of Income and Expenses - Each Fund in the series is charged for those expenses directly attributable to the portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                      Six Months Ended                                                       Six Months Ended
                                       June 30, 2005                                                           June 30, 2005
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 32,697,337      3,035,917          Shares sold                        $  150,590         13,588
Shares issued through                                                 Shares issued through
  reinvestment of dividends         4,099,907        382,235            reinvestment of dividends            49,128          4,453
Shares redeemed                   (13,506,425)    (1,256,011)         Shares redeemed                      (151,429)       (13,666)
                                 ------------     ----------                                             ----------        -------
Net Increase                     $ 23,290,819      2,162,141          Net Increase                       $   48,289          4,375
                                 ------------                                                            ----------
                                 ------------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            17,693,963             Beginning of period                               270,605
                                                  ----------                                                               -------
   End of period                                  19,856,104             End of period                                     274,980
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                             Year Ended
                                     December 31, 2004                                                       December 31, 2004
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 65,558,500      6,038,526          Shares sold                        $1,907,197        170,365
Shares issued through                                                 Shares issued through
  reinvestment of dividends         6,589,217        608,839            reinvestment of dividends            69,932          6,291
Shares redeemed                   (29,612,681)    (2,727,641)         Shares redeemed                      (270,885)       (24,345)
                                 ------------     ----------                                             ----------        -------
Net Increase                     $ 42,535,036      3,919,724          Net Increase                       $1,706,244        152,311
                                 ------------                                                            ----------
                                 ------------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            13,774,239             Beginning of period                               118,294
                                                  ----------                                                               -------
   End of period                                  17,693,963             End of period                                     270,605
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD AGGREGATE BOND FUND

                                      Six Months Ended                                                       Six Months Ended
                                       June 30, 2005                                                           June 30, 2005
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 24,775,971      2,301,797          Shares sold                        $  360,116         33,118
Shares issued through                                                 Shares issued through
  reinvestment of dividends         2,733,888        255,300            reinvestment of dividends            14,810          1,356
Shares redeemed                    (3,670,512)      (342,314)         Shares redeemed                      (192,340)       (17,452)
                                 ------------     ----------                                             ----------        -------
Net Increase                     $ 23,839,347      2,214,783          Net Increase                       $  182,586         17,022
                                 ------------                                                            ----------
                                 ------------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                            10,741,629             Beginning of period                                64,721
                                                  ----------                                                               -------
   End of period                                  12,956,412             End of period                                      81,743
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                             Year Ended
                                     December 31, 2004                                                       December 31, 2004
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 48,367,650      4,492,828          Shares sold                        $  685,253         62,158
Shares issued through                                                 Shares issued through
  reinvestment of dividends         4,549,171        425,224            reinvestment of dividends            14,520          1,326
Shares redeemed                   (29,182,312)    (2,725,437)         Shares redeemed                      (721,961)       (64,948)
                                 ------------     ----------                                             ----------        -------
Net Increase                     $ 23,734,509      2,192,615          Net Decrease                       $  (22,188)        (1,464)
                                 ------------                                                            ----------
                                 ------------                                                            ----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             8,549,014             Beginning of period                                66,185
                                                  ----------                                                               -------
   End of period                                  10,741,629             End of period                                      64,721
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                      Six Months Ended                                                       Six Months Ended
                                       June 30, 2005                                                           June 30, 2005
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 11,894,135      1,107,409          Shares sold                       $   917,350         83,576
Shares issued through                                                 Shares issued through
  reinvestment of dividends           633,349         59,036           reinvestment of dividends             28,538          2,614
Shares redeemed                    (5,135,641)      (481,117)         Shares redeemed                    (3,372,880)      (309,674)
                                 ------------     ----------                                            -----------        -------
Net Increase                     $  7,391,843        685,328          Net Decrease                      $(2,426,992)      (223,484)
                                 ------------                                                           -----------
                                 ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,413,492             Beginning of period                               419,482
                                                  ----------                                                               -------
   End of period                                   4,098,820             End of period                                     195,998
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                             Year Ended
                                     December 31, 2004                                                       December 31, 2004
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 11,175,557      1,016,975          Shares sold                       $ 5,048,883        456,491
Shares issued through                                                 Shares issued through
  reinvestment of dividends         1,044,261         96,858            reinvestment of dividends            77,154          7,040
Shares redeemed                    (5,105,189)      (471,111)         Shares redeemed                    (1,232,642)      (112,263)
                                 ------------     ----------                                            -----------        -------
Net Increase                     $  7,114,629        642,722          Net Increase                      $ 3,893,395        351,268
                                 ------------                                                           -----------
                                 ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             2,770,770             Beginning of period                                68,214
                                                  ----------                                                               -------
   End of period                                   3,413,492             End of period                                     419,482
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD CORE PLUS BOND FUND

                                      Six Months Ended                                                       Six Months Ended
                                       June 30, 2005                                                           June 30, 2005
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $  2,705,996        260,469          Shares sold                       $   272,900         25,685
Shares issued through                                                 Shares issued through
  reinvestment of dividends           439,543         42,575            reinvestment of dividends             2,415            228
Shares redeemed                    (2,938,434)      (283,805)         Shares redeemed                       (10,375)          (978)
                                 ------------     ----------                                            -----------        -------
Net Increase                     $    207,105         19,239          Net Increase                      $   264,940         24,935
                                 ------------                                                           -----------
                                 ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,130,712             Beginning of period                                11,848
                                                  ----------                                                               -------
   End of period                                   3,149,951             End of period                                      36,783
                                                  ----------                                                               -------
                                                  ----------                                                               -------

                                         Year Ended                                                             Year Ended
                                     December 31, 2004                                                       December 31, 2004
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INVESTOR CLASS SHARES                 $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $  2,974,318        282,586          Shares sold                       $    13,500          1,261
Shares issued through                                                 Shares issued through
  reinvestment of dividends         1,177,007        113,096            reinvestment of dividends             5,106            480
Shares redeemed                   (14,326,134)    (1,353,665)         Shares redeemed                       (16,231)        (1,555)
                                 ------------     ----------                                            -----------        -------
Net Decrease                     $(10,174,809)      (957,983)         Net Increase                      $     2,375            186
                                 ------------                                                           -----------
                                 ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             4,088,695             Beginning of period                                11,662
                                                  ----------                                                               -------
   End of period                                   3,130,712             End of period                                      11,848
                                                  ----------                                                               -------
                                                  ----------                                                               -------

BAIRD SHORT-TERM BOND FUND

                                                                                                          August 31, 2004(1)<F6>
                                      Six Months Ended                                                            through
                                       June 30, 2005                                                         December 31, 2004
                                 --------------------------                                             --------------------------
INSTITUTIONAL CLASS SHARES            $            Shares             INSTITUTIONAL CLASS SHARES            $              Shares
                                 ------------    ----------                                             ----------         -------
Shares sold                      $ 42,529,994      4,304,043          Shares sold                       $33,919,057      3,395,735
Shares issued through                                                 Shares issued through
  reinvestment of dividends           627,010         63,489            reinvestment of dividends           158,249         15,909
Shares redeemed                    (5,102,091)      (516,020)         Shares redeemed                    (1,899,021)      (191,235)
                                 ------------     ----------                                            -----------      ---------
Net Increase                     $ 38,054,913      3,851,512          Net Increase                      $32,178,285      3,220,409
                                 ------------                                                           -----------
                                 ------------                                                           -----------
Shares Outstanding:                                                   Shares Outstanding:
   Beginning of period                             3,220,409             Beginning of period                                    --
                                                  ----------                                                             ---------
   End of period                                   7,071,921             End of period                                   3,220,409
                                                  ----------                                                             ---------
                                                  ----------                                                             ---------

(1)<F6>   Commencement of operations.

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                         Baird
                           Baird          Baird       Intermediate      Baird          Baird
                        Intermediate    Aggregate      Municipal      Core Plus      Short-Term
                         Bond Fund      Bond Fund      Bond Fund      Bond Fund      Bond Fund
                        ------------    ---------     ------------    ---------      ----------
Purchases:
   U.S. Government      $28,421,365    $24,933,116     $       --     $3,137,664    $12,085,730
   Other                $45,705,292    $31,002,212     $9,609,588     $4,008,604    $29,761,145
Sales:
   U.S. Government      $43,718,411    $21,601,062     $       --     $2,341,122    $ 4,205,055
   Other                $14,286,739    $11,001,983     $3,421,845     $3,657,427    $   857,920

At December 31, 2004, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                                                                               INTERMEDIATE
                                            INTERMEDIATE       AGGREGATE        MUNICIPAL         CORE PLUS        SHORT-TERM
                                             BOND FUND         BOND FUND        BOND FUND         BOND FUND        BOND FUND
                                            ------------       ---------       ------------       ---------        ----------
Cost of Investments                        $195,269,862      $112,589,326      $41,732,095      $31,951,080       $31,788,368
                                           ------------      ------------      -----------      -----------       -----------
                                           ------------      ------------      -----------      -----------       -----------
Gross unrealized appreciation              $  4,213,676      $  3,005,210      $ 1,088,345      $ 1,036,941       $     2,448
Gross unrealized depreciation                (1,742,121)         (717,587)        (199,844)        (380,105)         (211,093)
                                           ------------      ------------      -----------      -----------       -----------
Net unrealized appreciation/depreciation   $  2,471,555      $  2,287,623      $   888,501      $   656,836       $  (208,645)
                                           ------------      ------------      -----------      -----------       -----------
                                           ------------      ------------      -----------      -----------       -----------
Undistributed ordinary income              $    223,829      $    134,477      $    34,676      $    44,709       $    12,668
Undistributed long-term capital gain                 --            42,323               --           21,657                --
                                           ------------      ------------      -----------      -----------       -----------
Total distributable earnings               $    223,829      $    176,800      $    34,676      $    66,366       $    12,668
                                           ------------      ------------      -----------      -----------       -----------
                                           ------------      ------------      -----------      -----------       -----------
Other accumulated gains (losses)           $   (651,749)     $         --      $   (25,373)     $        --       $    (9,308)
                                           ------------      ------------      -----------      -----------       -----------
Total accumulated earnings (losses)        $  2,043,635      $  2,464,423      $   897,804      $   723,202       $  (205,285)
                                           ------------      ------------      -----------      -----------       -----------
                                           ------------      ------------      -----------      -----------       -----------

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the periods ended June 30, 2005 and December 31, 2004 were:

                                                          2005                                    2004
                                            --------------------------------       ---------------------------------
                                              ORDINARY           LONG-TERM            ORDINARY           LONG-TERM
                                               INCOME          CAPITAL GAINS           INCOME          CAPITAL GAINS
                                           DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS
                                           -------------       -------------       -------------       -------------
Baird Intermediate Bond Fund                 $4,566,480          $      --           $7,212,508           $     --
Baird Aggregate Bond Fund                    $3,029,111          $      --           $5,007,328           $138,814
Baird Intermediate Municipal Bond Fund       $       --          $      --           $    8,850           $     --
Baird Core Plus Bond Fund                    $  825,501          $      --           $1,816,264           $454,258
Baird Short-Term Bond Fund                   $  715,553          $      --           $  231,775           $     --

For the periods ended June 30, 2005 and December 31, 2004, distributions of $809,347 and $1,314,020, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Short-Term Bond Fund elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 in the amount of $166,180, $18,747 and $1,158, respectively.

At December 31, 2004, the Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, and Baird Short-Term Bond Fund had accumulated net realized capital loss carryovers of $485,569, $6,626 and $8,150, respectively, expiring in 2012. To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $3,692, $1,145, $4,082 and $180, respectively, in fees pursuant to the Plan during the six months ended June 30, 2005.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Each Fund's proxy voting record, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov. The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND -DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2005

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

                               TABLE OF CONTENTS

                                                                            PAGE
BAIRD LARGECAP FUND                                                           1
BAIRD MIDCAP FUND                                                             5
BAIRD SMALLCAP FUND                                                           9
ADDITIONAL INFORMATION ON FUND EXPENSES                                      13
STATEMENTS OF ASSETS AND LIABILITIES                                         15
STATEMENTS OF OPERATIONS                                                     16
STATEMENTS OF CHANGES IN NET ASSETS                                          17
FINANCIAL HIGHLIGHTS                                                         20
NOTES TO THE FINANCIAL STATEMENTS                                            26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

BAIRD LARGECAP FUND

A June 30, 2005 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") and the Russell 1000 Growth Index is shown below.

TOP 10 HOLDINGS*<F7>
General Electric Company            3.6%
Sysco Corporation                   3.6%
Best Buy Company, Inc.              3.5%
Medtronic, Inc.                     3.4%
Teva Pharmaceutical Industries Ltd. 3.3%
Target Corporation                  3.3%
Genentech, Inc.                     3.2%
Exxon Mobil Corporation             3.2%
Illinois Tool Works, Inc.           3.0%
Emerson Electric Company            3.0%

NET ASSETS:                  $66,252,321
PORTFOLIO TURNOVER RATIO:          16.8%
NUMBER OF EQUITY HOLDINGS:            39

PORTFOLIO EXPENSE RATIO:***<F9>
INSTITUTIONAL CLASS:               0.75%
INVESTOR CLASS:                    1.00%****<F10>

EQUITY SECTOR ANALYSIS**<F8>

                                 LargeCap Fund    S&P 500   Russell 1000 Growth
                                 -------------    -------   -------------------
Consumer Discretionary               18.6%         11.4%           15.4%
Consumer Staples                     14.2%         10.1%           12.5%
Energy                                6.3%          8.8%            3.0%
Financials                            6.4%         20.3%            6.2%
Health Care                          22.5%         13.4%           19.8%
Industrials                          12.0%         11.2%           14.0%
Information Technology               17.8%         15.1%           26.1%
Materials                             2.4%          2.9%            2.0%
Telecommunication Services            0.0%          3.2%            0.6%
Utilities                             0.0%          3.5%            0.6%

     *<F7> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
    **<F8> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2005.
   ***<F9> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
 ****<F10>  Includes 0.25% 12b-1 fee.

BAIRD LARGECAP FUND

ANNUALIZED TOTAL RETURNS
For the Period Ended June 30, 2005                      ONE YEAR         SINCE INCEPTION(1)<F11>
----------------------------------                      --------         -----------------------
Baird LargeCap Fund - Institutional Class Shares         2.73%                    -4.21%
Baird LargeCap Fund - Investor Class Shares              2.38%                    -4.50%
S&P 500 Index(2)<F12>                                    6.32%                    -2.30%
Russell 1000 Growth Index(3)<F13>                        1.68%                    -9.83%

(1)<F11> For the period September 29, 2000 (commencement of operations) to June 30, 2005.
(2)<F12> The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F13> The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD LARGECAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 97.4%

AIR FREIGHT & LOGISTICS - 2.1%
    20,457   United Parcel
             Service, Inc. - Class B                               $ 1,414,806
                                                                   -----------

BEVERAGES - 2.5%
    31,100   PepsiCo, Inc.                                           1,677,223

BIOTECHNOLOGY - 6.1%
    31,464   Amgen, Inc.*<F14>                                       1,902,314
    26,700   Genentech, Inc.*<F14>                                   2,143,476
                                                                   -----------
                                                                     4,045,790
                                                                   -----------

CHEMICALS - 2.3%
    32,500   Praxair, Inc.                                           1,514,500
                                                                   -----------

COMMERCIAL BANKS - 2.5%
    26,802   Wells Fargo & Company                                   1,650,467
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 2.1%
    71,400   Cisco Systems, Inc.*<F14>                               1,364,454
                                                                   -----------

COMPUTERS & PERIPHERALS - 3.9%
    44,200   Dell, Inc.*<F14>                                        1,746,342
    11,700   International Business
             Machines Corporation                                      868,140
                                                                   -----------
                                                                     2,614,482
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES - 1.6%
    22,196   Citigroup, Inc.                                         1,026,121
                                                                   -----------

ELECTRICAL EQUIPMENT - 3.0%
    31,600   Emerson Electric Company                                1,979,108
                                                                   -----------

FOOD & STAPLES RETAILING - 8.7%
    65,000   Sysco Corporation                                       2,352,350
    34,400   Walgreen Company                                        1,582,056
    38,250   Wal-Mart Stores, Inc.                                   1,843,650
                                                                   -----------
                                                                     5,778,056
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
    43,700   Medtronic, Inc.                                         2,263,223
    24,800   Zimmer Holdings, Inc.*<F14>                             1,889,016
                                                                   -----------
                                                                     4,152,239
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 2.1%
    31,800   Caremark Rx, Inc.*<F14>                                 1,415,736
                                                                   -----------

HOTELS RESTAURANTS & LEISURE - 2.0%
    26,200   Starbucks Corporation*<F14>                             1,353,492
                                                                   -----------

HOUSEHOLD PRODUCTS - 2.5%
    31,800   Procter &
             Gamble Company                                          1,677,450
                                                                   -----------

INDUSTRIAL CONGLOMERATES - 3.6%
    68,000   General Electric Company                                2,356,200
                                                                   -----------

INSURANCE - 2.2%
    34,000   AFLAC, Incorporated                                     1,471,520
                                                                   -----------

INTERNET & CATALOG RETAIL - 2.1%
    41,200   eBay, Inc.*<F14>                                        1,360,012
                                                                   -----------

IT SERVICES - 2.1%
    32,920   Fiserv, Inc.*<F14>                                      1,413,914
                                                                   -----------

MACHINERY - 3.0%
    25,100   Illinois Tool Works, Inc.                               1,999,968
                                                                   -----------

MEDIA - 2.2%
    33,400   The McGraw-Hill
             Companies, Inc.                                         1,477,950
                                                                   -----------

MULTILINE RETAIL - 3.3%
    39,700   Target Corporation                                      2,160,077
                                                                   -----------

OFFICE ELECTRONICS - 1.5%
    23,000   Zebra Technologies
             Corporation - Class A*<F14>                             1,007,170
                                                                   -----------

OIL & GAS - 6.1%
    30,000   Apache Corporation                                      1,938,000
    36,400   Exxon Mobil Corporation                                 2,091,908
                                                                   -----------
                                                                     4,029,908
                                                                   -----------

PHARMACEUTICALS - 7.4%
    37,500   Abbott Laboratories                                     1,837,875
    13,000   Johnson & Johnson                                         845,000
    70,500   Teva Pharmaceutical
             Industries Ltd.- ADR F<F15>                             2,195,370
                                                                   -----------
                                                                     4,878,245
                                                                   -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.5%
    46,968   Intel Corporation                                       1,223,986
    28,000   Maxim Integrated
             Products, Inc.                                          1,069,880
                                                                   -----------
                                                                     2,293,866
                                                                   -----------

SOFTWARE - 4.2%
    17,100   Electronic Arts, Inc.*<F14>                               968,031
    73,000   Microsoft Corp.                                         1,813,320
                                                                   -----------
                                                                     2,781,351
                                                                   -----------

SPECIALTY RETAIL - 8.5%
    33,350   Best Buy Co, Inc.                                       2,286,143
    41,856   Home Depot, Inc.                                        1,628,198
    80,250   Staples, Inc.                                           1,710,930
                                                                   -----------
                                                                     5,625,271
                                                                   -----------
             Total Common Stocks
             (Cost $56,915,842)                                     64,519,376
                                                                   -----------

SHORT TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.3%
 2,177,318   SEI Daily Income
             Trust Government
             Fund - Class B                                          2,177,318
                                                                   -----------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F16> - 0.3%
  $243,637   American Family Financial
             Services, Inc. 2.95%                                      243,637
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $2,420,955)                                       2,420,955
                                                                   -----------
             Total Investments
             (Cost $59,336,797)
             101.0%                                                 66,940,331
                                                                   -----------
             Liabilities in Excess of
             Other Assets (1.0)%                                      (688,010)
                                                                   -----------
             TOTAL NET
             ASSETS 100.0%                                         $66,252,321
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt
*<F14>  Non Income Producing
F<F15>  Foreign security
#<F16> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

                     See notes to the financial statements

BAIRD MIDCAP FUND

A June 30, 2005 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") and the Russell Midcap Growth Index is shown below.

TOP 10 HOLDINGS*<F17>

Microchip Technology Incorporated                       3.4%
ResMed, Inc.                                            3.3%
Wintrust Financial Corporation                          3.2%
Pentair, Inc.                                           3.2%
Pharmaceutical Product Development, Inc.                3.1%
CDW Corporation                                         3.1%
Cooper Cameron Corporation                              3.0%
Medicis Pharmaceutical
  Corporation - Class A                                 2.8%
Zebra Technologies Corporation - Class A                2.8%
Applebees International, Inc.                           2.8%

NET ASSETS:                                     $103,933,092
PORTFOLIO TURNOVER RATIO:                              34.7%
NUMBER OF EQUITY HOLDINGS:                                41

PORTFOLIO EXPENSE RATIO:***<F19>
INSTITUTIONAL CLASS:                                   0.85%
INVESTOR CLASS:                                        1.10%****<F20>

EQUITY SECTOR ANALYSIS**<F18>

                                 MidCap Fund   S&P 400    Russell Midcap Growth
                                 -----------   -------    ---------------------
Consumer Discretionary              22.6%       19.6%             25.0%
Consumer Staples                     2.6%        4.6%              2.7%
Energy                               7.0%        8.6%              8.5%
Financials                          15.2%       17.7%              8.7%
Health Care                         18.1%       12.0%             16.8%
Industrials                         15.2%       11.3%             12.3%
Information Technology              19.3%       13.9%             21.1%
Materials                            0.0%        4.2%              2.5%
Telecommunication Services           0.0%        0.5%              1.5%
Utilities                            0.0%        7.6%              1.0%

    *<F17> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F18> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2005.
  ***<F19> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
 ****<F20>  Includes 0.25% 12b-1 fee.

BAIRD MIDCAP FUND

ANNUALIZED TOTAL RETURNS
For the Period Ended June 30, 2005                      ONE YEAR    SINCE INCEPTION(1)<F21>
----------------------------------                      --------    -----------------------
Baird MidCap Fund - Institutional Class Shares            2.78%              1.45%
Baird MidCap Fund - Investor Class Shares                 2.61%              1.24%
S&P MidCap 400 Index(2)<F22>                             14.03%              7.21%
Russell Midcap Growth Index(3)<F23>                      10.86%             -1.22%

(1)<F21> For the period December 29, 2000 (commencement of operations) to June 30, 2005.
(2)<F22> The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F23> The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD MIDCAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 2.3%
    40,495   C.H. Robinson
             Worldwide, Inc.                                      $  2,356,809
                                                                  ------------

AUTO COMPONENTS - 2.4%
    57,055   Autoliv, Inc.                                           2,499,009
                                                                  ------------

CAPITAL MARKETS - 4.1%
    82,728   Eaton Vance Corporation                                 1,978,027
    21,645   Legg Mason, Inc.                                        2,253,461
                                                                  ------------
                                                                     4,231,488
                                                                  ------------

COMMERCIAL BANKS - 10.3%
    99,832   Amegy
             Bancorporation, Inc.                                    2,234,240
    74,485   East West Bancorp, Inc.                                 2,501,951
   101,669   TCF Financial
             Corporation                                             2,631,194
    64,094   Wintrust Financial
               Corporation                                           3,355,321
                                                                  ------------
                                                                    10,722,706
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES - 1.7%
    34,641   Stericycle, Inc.*<F24>                                  1,743,135
                                                                  ------------

ELECTRICAL EQUIPMENT - 4.9%
    51,561   Rockwell
             Automation, Inc.                                        2,511,536
    35,672   Roper Industries, Inc.                                  2,545,911
                                                                  ------------
                                                                     5,057,447
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
    56,582   CDW Corporation                                         3,230,266
   184,557   Symbol Technologies, Inc.                               1,821,578
                                                                  ------------
                                                                     5,051,844
                                                                  ------------

ENERGY EQUIPMENT & SERVICES - 5.5%
    50,665   Cooper Cameron
             Corporation*<F24>                                       3,143,763
    41,417   Smith International, Inc.                               2,638,263
                                                                  ------------
                                                                     5,782,026
                                                                  ------------

FOOD & STAPLES RETAILING - 2.5%
    84,740   United Natural
             Foods, Inc.*<F24>                                       2,573,554
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 9.3%
   127,012   Cytyc Corporation*<F24>                                 2,801,885
    42,621   Gen-Probe, Incorporated*<F24>                           1,544,159
    52,304   ResMed, Inc.*<F24>                                      3,451,541
    50,593   Varian Medical
             Systems, Inc.*<F24>                                     1,888,636
                                                                  ------------
                                                                     9,686,221
                                                                  ------------

HEALTH CARE PROVIDERS & SERVICES - 5.0%
    42,615   Patterson
             Companies, Inc.*<F24>                                   1,921,084
    69,095   Pharmaceutical Product
             Development, Inc.*<F24>                                 3,237,792
                                                                  ------------
                                                                     5,158,876
                                                                  ------------

HOTELS RESTAURANTS & LEISURE - 6.8%
   107,693   Applebees
             International, Inc.                                     2,852,787
    57,430   The Cheesecake Factory
             Incorporated*<F24>                                      1,994,544
    37,114   PF Chang's China
             Bistro, Inc.*<F24>                                      2,188,984
                                                                  ------------
                                                                     7,036,315
                                                                  ------------

HOUSEHOLD DURABLES - 1.7%
    22,115   Harman International
             Industries, Incorporated                                1,799,276
                                                                  ------------

IT SERVICES - 5.8%
    69,990   Alliance Data Systems
             Corporation*<F24>                                       2,838,794
    21,933   Global Payments, Inc.                                   1,487,058
    55,242   Iron Mountain,
             Incorporated*<F24>                                      1,713,607
                                                                  ------------
                                                                     6,039,459
                                                                  ------------

MACHINERY - 3.2%
    76,915   Pentair, Inc.                                           3,292,731
                                                                  ------------

MEDIA - 1.8%
    37,429   Pixar*<F24>                                             1,873,322
                                                                  ------------

OFFICE ELECTRONICS - 2.8%
    65,963   Zebra Technologies
             Corporation - Class A*<F24>                             2,888,520
                                                                  ------------

OIL & GAS - 1.0%
    31,194   XTO Energy, Inc.                                        1,060,284
                                                                  ------------

PHARMACEUTICALS - 2.8%
    91,484   Medicis Pharmaceutical
             Corporation - Class A                                   2,902,787
                                                                  ------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.4%
   119,600   Microchip Technology
             Incorporated                                            3,542,552
                                                                  ------------

SOFTWARE - 1.4%
    90,975   Activision, Inc.*<F24>                                  1,502,907
                                                                  ------------

SPECIALTY RETAIL - 8.7%
    58,053   Dick's Sporting
             Goods, Inc.*<F24>                                       2,240,265
    61,355   PETCO Animal
             Supplies, Inc.*<F24>                                    1,798,929
    49,190   Tractor Supply Company*<F24>                            2,415,229
    64,635   Williams-Sonoma, Inc.*<F24>                             2,557,607
                                                                  ------------
                                                                     9,012,030
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS - 2.4%
    41,217   Fastenal Company                                        2,524,953
                                                                  ------------
             Total Common Stocks
             (Cost $89,635,104)                                     98,338,251
                                                                  ------------

SHORT TERM INVESTMENTS - 5.3%

INVESTMENT COMPANIES - 4.5%
 4,668,302   SEI Daily Income
             Trust Government
             Fund - Class B                                          4,668,302
                                                                  ------------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F25> - 0.8%
  $606,944   American Family
             Financial Services,
             Inc., 2.95%                                               606,944
   186,907   Wisconsin Corporate
             Central Credit
             Union, 3.00%                                              186,907
                                                                  ------------
                                                                       793,851
                                                                  ------------
             Total Short-Term
             Investments
             (Cost $5,462,153)                                       5,462,153
                                                                  ------------
             Total Investments
             (Cost $95,097,257)
             99.9%                                                 103,800,404
                                                                  ------------
             Other Assets in Excess
             of Liabilities 0.1%                                       132,688
                                                                  ------------
             TOTAL NET
             ASSETS 100.0%                                        $103,933,092
                                                                  ------------
                                                                  ------------

*<F24>  Non Income Producing
#<F25> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

                     See notes to the financial statements

BAIRD SMALLCAP FUND

A June 30, 2005 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's Small Cap 600 Index (the "S&P 600 Index") and the Russell 2000 Growth Index is shown below.

TOP 10 HOLDINGS*<F26>
Amegy Bancorporation, Inc.                              3.2%
Gulfmark Offshore, Inc.                                 3.2%
United Surgical Partners International, Inc.            3.1%
Insight Enterprises, Inc.                               3.1%
Wintrust Financial Corporation                          3.1%
Providence Service Corporation                          3.1%
United Natural Foods, Inc.                              3.0%
SRA International Inc. - Class A                        2.9%
Fred's, Inc.                                            2.9%
AC Moore Arts & Crafts, Inc.                            2.8%

NET ASSETS:                                      $28,174,404
PORTFOLIO TURNOVER RATIO:                              29.1%
NUMBER OF EQUITY HOLDINGS:                                41

PORTFOLIO EXPENSE RATIO:***<F28>
INSTITUTIONAL CLASS:                                   0.95%
INVESTOR CLASS:                                        1.20%****<F29>

EQUITY SECTOR ANALYSIS**<F27>

                                 SmallCap Fund    S&P 600   Russell 2000 Growth
                                 -------------    -------   -------------------
Consumer Discretionary               21.7%         18.0%           16.5%
Consumer Staples                      3.0%          3.8%            2.5%
Energy                                6.0%          7.2%            5.8%
Financials                           10.9%         15.3%           10.4%
Health Care                          20.7%         13.0%           21.0%
Industrials                          15.7%         17.6%           14.4%
Information Technology               22.0%         14.8%           24.8%
Materials                             0.0%          5.4%            3.5%
Telecommunication Services            0.0%          0.3%            0.8%
Utilities                             0.0%          4.6%            0.3%

    *<F26> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F27> Percentages shown in parentheses relate to the Fund's total equity investments as of June 30, 2005.
  ***<F28> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
 ****<F29>  Includes 0.25% 12b-1 fee.

BAIRD SMALLCAP FUND

ANNUALIZED TOTAL RETURNS
                                                             ONE YEAR AND
For the Period Ended June 30, 2005                      SINCE INCEPTION(1)<F30>
----------------------------------                      -----------------------
Baird SmallCap Fund - Institutional Class Shares                 8.10%
Baird SmallCap Fund - Investor Class Shares                      7.80%
S&P Small Cap 600 Index(2)<F31>                                 13.45%
Russell 2000 Growth Index(3)<F32>                                4.29%

(1)<F30> For the period June 30, 2004 (commencement of operations) through June 30, 2005.
(2)<F31> The Standard & Poor's Small Cap 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry characteristics. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F32> The Russell 2000 Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. Equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD SMALLCAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2005 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 96.7%

AIRLINES - 2.1%
    31,973   SkyWest, Inc.                                         $   581,269
                                                                   -----------

COMMERCIAL BANKS - 10.6%
    40,507   Amegy
             Bancorporation, Inc.                                      906,547
    28,458   Boston Private Financial
             Holdings, Inc.                                            717,141
    14,683   East West Bancorp, Inc.                                   493,202
    16,432   Wintrust Financial
             Corporation                                               860,215
                                                                   -----------
                                                                     2,977,105
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 6.7%
    24,084   Brady Corporation -
             Class A                                                   746,604
    13,357   G & K Services, Inc.                                      503,960
    31,971   Marlin Business
             Services, Inc.*<F33>                                      642,617
                                                                   -----------
                                                                     1,893,181
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 2.5%
   116,075   Westell Technologies,
             Inc. - Class A*<F33>                                      694,129
                                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.9%
    45,777   Plexus Corporation*<F33>                                  651,407
    17,289   ScanSource, Inc.*<F33>                                    742,389
                                                                   -----------
                                                                     1,393,796
                                                                   -----------

ENERGY EQUIPMENT & SERVICES - 5.8%
    32,849   GulfMark Offshore, Inc.*<F33>                             897,106
    19,036   Oceaneering
             International, Inc.*<F33>                                 735,742
                                                                   -----------
                                                                     1,632,848
                                                                   -----------

FOOD & STAPLES RETAILING - 2.9%
    27,149   United Natural Foods, Inc.*<F33>                          824,515
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
    25,612   Molecular Devices
             Corporation*<F33>                                         553,987
    27,364   Wright Medical
             Group, Inc.*<F33>                                         730,619
                                                                   -----------
                                                                     1,284,606
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 11.2%
    18,601   Computer Programs
             & Systems, Inc.                                           693,259
    36,135   PAREXEL International
             Corporation*<F33>                                         717,280
    34,596   Providence Service
             Corporation*<F33>                                         859,018
    16,872   United Surgical Partners
             International, Inc.*<F33>                                 878,694
                                                                   -----------
                                                                     3,148,251
                                                                   -----------

HOTELS RESTAURANTS & LEISURE - 6.5%
    17,945   Buffalo Wild Wings, Inc.*<F33>                            559,884
    12,710   PF Chang's China
             Bistro, Inc.*<F33>                                        749,636
     8,327   Red Robin Gourmet
             Burgers Inc.*<F33>                                        516,107
                                                                   -----------
                                                                     1,825,627
                                                                   -----------

INTERNET & CATALOG RETAIL - 3.1%
    42,925   Insight Enterprises, Inc.*<F33>                           866,227
                                                                   -----------

IT SERVICES - 6.9%
    39,865   Covansys Corporation*<F33>                                512,265
    30,659   Open Solutions Inc.*<F33>                                 622,685
    23,642   SRA International,
             Inc. - Class A*<F33>                                      820,850
                                                                   -----------
                                                                     1,955,800
                                                                   -----------

MACHINERY - 3.8%
    13,581   Bucyrus International,
             Inc. - Class A                                            515,806
    16,574   Nordson Corporation                                       568,157
                                                                   -----------
                                                                     1,083,963
                                                                   -----------

MULTILINE RETAIL - 2.9%
    49,275   Fred's, Inc.                                              816,980
                                                                   -----------

PHARMACEUTICALS - 4.3%
    37,672   Noven
             Pharmaceuticals, Inc.*<F33>                               658,507
    31,099   Salix
             Pharmaceuticals, Ltd.*<F33>                               549,208
                                                                   -----------
                                                                     1,207,715
                                                                   -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.3%
    14,024   Varian Semiconductor
             Equipment Associates, Inc.*<F33>                          518,888
    30,659   Zoran Corporation*<F33>                                   407,458
                                                                   -----------
                                                                       926,346
                                                                   -----------

SOFTWARE - 3.6%
    15,229   Kronos Incorporated*<F33>                                 615,099
    14,024   THQ Inc.*<F33>                                            410,483
                                                                   -----------
                                                                     1,025,582
                                                                   -----------

SPECIALTY RETAIL - 8.5%
    24,522   AC Moore Arts
             & Crafts, Inc.*<F33>                                      775,140
    36,795   Gander Mountain
             Company*<F33>                                             419,463
    14,705   Hibbett Sporting
             Goods, Inc.*<F33>                                         556,437
    12,928   Tractor Supply Company*<F33>                              634,765
                                                                   -----------
                                                                     2,385,805
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 2.5%
    16,652   Watsco, Inc.                                              709,375
                                                                   -----------
             Total Common Stocks
             (Cost $24,945,203)                                     27,233,120
                                                                   -----------

SHORT TERM INVESTMENTS - 2.4%

MONEY MARKET FUNDS - 2.0%
   561,509   SEI Daily Income
             Trust Government
             Fund - Class B                                            561,509
                                                                   -----------

Principal
  Amount
---------
VARIABLE RATE DEMAND NOTES#<F34> - 0.4%
   $70,000   American Family Financial
             Services, Inc., 2.95%                                      70,000
    60,000   Wisconsin Corporate
             Central Credit
             Union, 3.00%                                               60,000
                                                                   -----------
                                                                       130,000
                                                                   -----------
             Total Short Term
             Investments
             (Cost $691,509)                                           691,509
                                                                   -----------
             Total Investments
             (Cost $25,636,712)
             99.1%                                                  27,924,629
                                                                   -----------
             Other Assets in Excess
             of Liabilities 0.9%                                       249,775
                                                                   -----------
             TOTAL NET
             ASSETS 100.0%                                         $28,174,404
                                                                   -----------
                                                                   -----------

*<F33>    Non Income Producing
#<F34> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       JUNE 30, 2005 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 - 6/30/05).

ACTUAL EXPENSES

The fourth and fifth columns of the table below provide information about account values based on actual returns and actual expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fifth column entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The sixth and seventh columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the seventh column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS
For the Six Months Ended June 30, 2005

                                                                                            HYPOTHETICAL (5% RETURN
                                                                      ACTUAL                    BEFORE EXPENSES)
                                                             -------------------------     --------------------------
                                FUND'S       BEGINNING        ENDING        EXPENSES        ENDING        EXPENSES
                              ANNUALIZED      ACCOUNT        ACCOUNT          PAID         ACCOUNT          PAID
                               EXPENSE         VALUE          VALUE          DURING         VALUE          DURING
                            RATIO(1)<F35>      1/1/05        6/30/05     PERIOD(1)<F35>    6/30/05     PERIOD(1)<F35>
                            -------------    ---------       -------     --------------    -------     --------------
BAIRD LARGECAP FUND
   Institutional Class          0.75%        $1,000.00       $988.90         $3.70        $1,021.08        $3.76
   Investor Class               1.00%        $1,000.00       $986.40         $4.93        $1,019.84        $5.01

BAIRD MIDCAP FUND
   Institutional Class          0.85%        $1,000.00       $976.20         $4.16        $1,020.58        $4.26
   Investor Class               1.10%        $1,000.00       $975.00         $5.39        $1,019.34        $5.51

BAIRD SMALLCAP FUND
   Institutional Class          0.95%        $1,000.00       $997.20         $4.70        $1,020.08        $4.76
   Investor Class               1.20%        $1,000.00       $995.40         $5.94        $1,018.84        $6.01

(1)<F35> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2005 (UNAUDITED)

                                                                   BAIRD LARGECAP       BAIRD MIDCAP       BAIRD SMALLCAP
                                                                        FUND                FUND                FUND
                                                                   --------------       ------------       --------------
ASSETS:
   Investments, at value (cost $59,336,797;                          $66,940,331        $103,800,403         $27,924,629
     $95,097,257; and $25,636,712, respectively)
   Dividends receivable                                                   39,613              20,880                 959
   Interest receivable                                                     5,585               7,317               2,191
   Receivable for fund shares sold                                            --             139,941             263,299
   Other assets                                                           34,289              48,772              27,414
                                                                     -----------        ------------         -----------
   Total assets                                                       67,019,818         104,017,313          28,218,492
                                                                     -----------        ------------         -----------
LIABILITIES:
   Payable to Advisor and Distributor                                     29,915              48,263              18,315
   Payable for securities purchased                                      638,632                  --                  --
   Payable for Fund shares purchased                                      65,205                  --                  --
   Accrued expenses and other liabilities                                 33,745              35,958              25,773
                                                                     -----------        ------------         -----------
   Total liabilities                                                     767,497              84,221              44,088
                                                                     -----------        ------------         -----------
NET ASSETS                                                           $66,252,321        $103,933,092         $28,174,404
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------
NET ASSETS CONSIST OF:
   Capital stock                                                     $68,800,912        $ 94,726,413         $26,352,548
   Accumulated undistributed net investment income                       176,667                  --                  --
   Accumulated net realized gain (loss) on investments sold          (10,328,792)            503,533            (466,061)
   Net unrealized appreciation on investments                          7,603,534           8,703,146           2,287,917
                                                                     -----------        ------------         -----------
NET ASSETS                                                           $66,252,321        $103,933,092         $28,174,404
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                                                        $63,774,217        $ 99,655,073         $27,945,017
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                    7,933,111           9,355,523           2,585,408
   Net asset value, offering and redemption price per share          $      8.04        $      10.65         $     10.81
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------
INVESTOR CLASS SHARES
   Net Assets                                                        $ 2,478,104        $  4,278,019         $   229,387
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                      310,353             405,544              21,273
   Net asset value, offering and redemption price per share          $      7.98        $      10.55         $     10.78
                                                                     -----------        ------------         -----------
                                                                     -----------        ------------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                   BAIRD LARGECAP       BAIRD MIDCAP       BAIRD SMALLCAP
                                                                        FUND                FUND                FUND
                                                                   --------------       ------------       --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld
     of $1,762, $0, $0, respectively)                                $   389,553         $   270,023            $ 30,665
   Interest                                                               34,649              28,781               7,983
                                                                     -----------         -----------            --------
   Total investment income                                               424,202             298,804              38,648
                                                                     -----------         -----------            --------

EXPENSES:
   Investment advisory fees                                              212,670             357,830              83,202
   Administration fees                                                    19,982              29,725               5,200
   Shareholder servicing fees                                             13,114              14,968               9,831
   Fund accounting fees                                                   15,293              14,756              14,143
   Professional fees                                                      14,362              15,973               9,086
   Federal and state registration                                          9,602              10,618               7,236
   Directors fees                                                          3,311               4,427                 724
   Custody fees                                                            1,776               3,663               2,982
   Reports to shareholders                                                 1,878               1,710                 690
   Distribution fees - Investor Class Shares                               2,934               5,129                 209
   Miscellaneous                                                           2,093               2,666                 454
                                                                     -----------         -----------            --------
                                                                         297,015             461,465             133,757
   Expense reimbursement by Advisor                                      (48,693)            (50,795)            (40,558)
                                                                     -----------         -----------            --------
   Total expenses                                                        248,322             410,670              93,199
                                                                     -----------         -----------            --------
NET INVESTMENT INCOME (LOSS)                                             175,880            (111,866)            (54,551)
                                                                     -----------         -----------            --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on investments                            (1,669,009)            591,902            (262,973)
   Change in unrealized appreciation/depreciation
     on investments                                                      717,634          (2,777,114)            694,351
                                                                     -----------         -----------            --------
   Net realized and unrealized gain (loss) on investments               (951,375)         (2,185,212)            431,378
                                                                     -----------         -----------            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $  (775,495)        $(2,297,078)           $376,827
                                                                     -----------         -----------            --------
                                                                     -----------         -----------            --------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BAIRD LARGECAP FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment income                                             $   175,880         $   443,344
   Net realized loss on investments                                   (1,669,009)           (696,191)
   Change in unrealized appreciation/depreciation
     on investments                                                      717,634           3,517,047
                                                                     -----------         -----------
   Net increase (decrease) in net assets resulting from operations      (775,495)          3,264,200
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                           3,479,662           6,437,380
   Shares issued to holders in reinvestment of dividends                      --             439,027
   Cost of shares redeemed                                            (3,106,039)         (3,421,800)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                          373,623           3,454,607
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                 --            (431,568)
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                 --             (10,989)
                                                                     -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (401,872)          6,276,250

NET ASSETS:
   Beginning of period                                                66,654,193          60,377,943
                                                                     -----------         -----------
   End of period (including undistributed net investment income
     of $176,667 and $787, respectively)                             $66,252,321         $66,654,193
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           BAIRD MIDCAP FUND
                                                                  ------------------------------------
                                                                  Six Months Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)      December 31, 2004
                                                                  ----------------   -----------------
OPERATIONS:
   Net investment loss                                              $   (111,866)        $  (258,644)
   Net realized gain on investments                                      591,902           1,764,507
   Change in unrealized appreciation/depreciation
     on investments                                                   (2,777,114)          6,685,264
                                                                    ------------         -----------
   Net increase (decrease) in net assets resulting from operations    (2,297,078)          8,191,127
                                                                    ------------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          19,780,714          56,415,797
   Shares issued to holders in reinvestment of dividends                      --             149,585
   Cost of shares redeemed                                            (3,972,270)         (3,773,365)
                                                                    ------------         -----------
   Net increase in net assets resulting from
     capital share transactions                                       15,808,444          52,792,017
                                                                    ------------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net realized gains                                                    --            (143,452)
                                                                    ------------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net realized gains                                                    --              (6,831)
                                                                    ------------         -----------

TOTAL INCREASE IN NET ASSETS                                          13,511,366          60,832,861

NET ASSETS:
   Beginning of period                                                90,421,726          29,588,865
                                                                    ------------         -----------
   End of period                                                    $103,933,092         $90,421,726
                                                                    ------------         -----------
                                                                    ------------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           BAIRD SMALLCAP FUND
                                                                  ---------------------------------------
                                                                  Six Months Ended  June 30, 2004(1)<F36>
                                                                   June 30, 2005           through
                                                                    (unaudited)       December 31, 2004
                                                                  ----------------    -----------------
OPERATIONS:
   Net investment loss                                               $   (54,551)        $   (50,298)
   Net realized loss on investments                                     (262,973)           (203,088)
   Change in unrealized appreciation/depreciation
     on investments                                                      694,351           1,593,566
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                  376,827           1,340,180
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          12,221,611          17,042,209
   Cost of shares redeemed                                            (1,823,480)           (982,943)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                       10,398,131          16,059,266
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                          10,774,958          17,399,446

NET ASSETS:
   Beginning of period                                                17,399,446                  --
                                                                     -----------         -----------
   End of period                                                     $28,174,404         $17,399,446
                                                                     -----------         -----------
                                                                     -----------         -----------

(1)<F36>  Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD LARGECAP FUND
                                      ---------------------------------------------------------------------------------------------
                                      Institutional                                                               Institutional
                                       Class Shares  Institutional Institutional  Institutional Institutional      Class Shares
                                        Six Months    Class Shares  Class Shares  Class Shares   Class Shares     September 29,
                                          Ended        Year Ended    Year Ended    Year Ended     Year Ended   2000(1)<F37> through
                                      June 30, 2005   December 31,  December 31,  December 31,   December 31,      December 31,
                                       (unaudited)        2004          2003          2002           2001              2000
                                      -------------   ------------  ------------  ------------   ------------  --------------------
Per Share Data:
   Net asset value,
     beginning of period                $      8.13   $      7.78   $      6.41    $      8.63   $      9.58        $    10.00
                                        -----------   -----------   -----------    -----------   -----------        ----------
Income from investment operations:
   Net investment income                       0.02(2)       0.06(2)       0.02           0.02          0.01              0.00(3)
                                                  <F38>         <F38>                                                        <F39>
   Net realized and unrealized
     gains (losses) on investments            (0.11)         0.35          1.37          (2.22)        (0.95)            (0.42)
                                        -----------   -----------   -----------    -----------   -----------        ----------
   Total from investment operations           (0.09)         0.41          1.39          (2.20)        (0.94)            (0.42)
                                        -----------   -----------   -----------    -----------   -----------        ----------
Less distributions:
   Dividends from
     net investment income                       --         (0.06)        (0.02)         (0.02)        (0.01)            (0.00)(3)
                                                                                                                              <F39>
   Distributions from
     net realized gains                          --            --            --             --            --             (0.00)(3)
                                                                                                                              <F39>
                                        -----------   -----------   -----------    -----------   -----------        ----------
   Total distributions                           --         (0.06)        (0.02)         (0.02)        (0.01)            (0.00)
                                        -----------   -----------   -----------    -----------   -----------        ----------
Net asset value, end of period          $      8.04   $      8.13   $      7.78    $      6.41   $      8.63        $     9.58
                                        -----------   -----------   -----------    -----------   -----------        ----------
                                        -----------   -----------   -----------    -----------   -----------        ----------
Total return                                 (1.11%)(4)     5.21%        21.75%        (25.53%)       (9.84%)           (4.15%)(4)
                                                   <F40>                                                                      <F40>
Supplemental data and ratios:
   Net assets, end of period            $63,774,217   $64,754,140   $59,743,783    $48,900,767   $51,446,666        $9,623,337
   Ratio of expenses
     to average net assets(6)<F42>            0.75%(5)      0.75%         0.75%          0.75%         0.75%             0.85%(5)
                                                  <F41>                                                                      <F41>
   Ratio of net investment income
     to average net assets(6)<F42>            0.55%(5)      0.72%         0.34%          0.23%         0.12%             0.13%(5)
                                                  <F41>                                                                      <F41>
   Portfolio turnover rate(7)<F43>            16.8%(4)      23.2%         24.8%          16.2%          9.0%              4.4%(4)
                                                  <F40>                                                                      <F40>

(1)<F37>  Commencement of operations.
(2)<F38>  Calculated using average shares outstanding during the period.
(3)<F39>  Amount is less than $0.01.
(4)<F40>  Not annualized.
(5)<F41>  Annualized.
(6)<F42> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended June 30, 2005, December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.90%, 0.93%, 0.95%, 0.95%, 1.06% and 2.94%, respectively;
          and the ratios of net investment income (loss) to average net assets would have been 0.40%, 0.54%, 0.14%, 0.03%, (0.19%) and (1.97%), respectively.
(7)<F43> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD LARGECAP FUND
                                      ---------------------------------------------------------------------------------------------
                                         Investor                                                                    Investor
                                       Class Shares     Investor      Investor      Investor       Investor        Class Shares
                                        Six Months    Class Shares  Class Shares  Class Shares   Class Shares     September 29,
                                          Ended        Year Ended    Year Ended    Year Ended     Year Ended   2000(1)<F44> through
                                      June 30, 2005   December 31,  December 31,  December 31,   December 31,      December 31,
                                       (unaudited)        2004          2003          2002           2001              2000
                                      -------------   ------------  ------------  ------------   ------------  --------------------
Per Share Data:
   Net asset value,
       beginning of period              $      8.09   $      7.75    $      6.40   $      8.61   $      9.57        $    10.00
                                        -----------   -----------    -----------   -----------   -----------        ----------
Income from investment operations:
   Net investment income (loss)                0.01(2)       0.04(2)        0.01         (0.00)(3)     (0.01)            (0.00)(3)
                                                  <F45>         <F45>                         <F46>                           <F46>
   Net realized and unrealized
     gains (losses) on investments            (0.12)         0.35           1.35         (2.21)        (0.95)            (0.43)
                                        -----------   -----------    -----------   -----------   -----------        ----------
   Total from investment operations           (0.11)         0.39           1.36         (2.21)        (0.96)            (0.43)
                                        -----------   -----------    -----------   -----------   -----------        ----------
Less distributions:
   Dividends from
     net investment income                       --         (0.05)         (0.01)        (0.00)(3)        --                --
                                                                                              <F46>
   Distributions from
     net realized gains                          --            --             --            --            --             (0.00)(3)
                                                                                                                              <F46>
                                        -----------   -----------    -----------   -----------   -----------        ----------
   Total distributions                           --         (0.05)         (0.01)        (0.00)           --             (0.00)
                                        -----------   -----------    -----------   -----------   -----------        ----------
Net asset value, end of period          $      7.98   $      8.09    $      7.75   $      6.40   $      8.61        $     9.57
                                        -----------   -----------    -----------   -----------   -----------        ----------
                                        -----------   -----------    -----------   -----------   -----------        ----------
Total return                                 (1.36%)(4)     5.00%         21.20%       (25.65%)      (10.03%)           (4.28%)(4)
                                                   <F47>                                                                      <F47>
Supplemental data and ratios:
   Net assets, end of period            $ 2,478,104   $ 1,900,053    $   634,160   $   647,018   $   615,533         $  42,288
   Ratio of expenses
     to average net assets(6)<F49>            1.00%(5)      1.00%          1.00%         1.00%         1.00%             1.10%(5)
                                                  <F48>                                                                      <F48>
   Ratio of net investment income (loss)
     to average net assets(6)<F49>            0.30%(5)      0.47%          0.09%        (0.02%)       (0.13%)           (0.12%)(5)
                                                  <F48>                                                                       <F48>
   Portfolio turnover rate(7)<F50>            16.8%(4)      23.2%          24.8%         16.2%          9.0%              4.4%(4)
                                                  <F47>                                                                      <F47>

(1)<F44>  Commencement of operations.
(2)<F45>  Calculated using average shares outstanding during the period.
(3)<F46>  Amount is less than $0.01.
(4)<F47>  Not annualized.
(5)<F48>  Annualized.
(6)<F49> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended June 30, 2005, December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.15%, 1.18%, 1.20%, 1.20%, 1.31% and 3.19%, respectively;
          and the ratios of net investment income (loss) to average net assets would have been 0.15%, 0.29%, (0.11%), (0.22%), (0.44%) and (2.22%), respectively.
(7)<F50> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                            BAIRD MIDCAP FUND
                                      ---------------------------------------------------------------------------------------------
                                      Institutional                                                               Institutional
                                       Class Shares  Institutional Institutional  Institutional Institutional      Class Shares
                                        Six Months    Class Shares  Class Shares  Class Shares   Class Shares      December 29,
                                          Ended        Year Ended    Year Ended    Year Ended     Year Ended   2000(1)<F51> through
                                      June 30, 2005   December 31,  December 31,  December 31,   December 31,      December 31,
                                       (unaudited)        2004          2003          2002           2001              2000
                                      -------------   ------------  ------------  ------------   ------------  --------------------
Per Share Data:
   Net asset value,
     beginning of period                $     10.91   $      9.72   $      7.66   $      9.11    $      9.70        $    10.00
                                        -----------   -----------   -----------   -----------    -----------        ----------
Income from investment operations:
   Net investment income                      (0.01)(2)     (0.04)(2)     (0.07)        (0.07)(2)      (0.06)(2)         (0.00)(3)
                                                   <F52>         <F52>                       <F52>          <F52>             <F53>
   Net realized and unrealized
     gains (losses) on investments            (0.25)         1.25          2.13         (1.38)         (0.53)            (0.30)
                                        -----------   -----------   -----------   -----------    -----------        ----------
   Total from investment operations           (0.26)         1.21          2.06         (1.45)         (0.59)            (0.30)
                                        -----------   -----------   -----------   -----------    -----------        ----------
Less distributions:
   Distributions from
     net realized gains                          --         (0.02)        --               --             --                --
                                        -----------   -----------   -----------   -----------    -----------        ----------
Net asset value, end of period          $     10.65   $     10.91   $      9.72   $      7.66    $      9.11        $     9.70
                                        -----------   -----------   -----------   -----------    -----------        ----------
                                        -----------   -----------   -----------   -----------    -----------        ----------
Total return                                 (2.38%)(4)    12.44%        26.89%       (15.92%)        (6.08%)           (3.00%)(4)
                                                   <F54>                                                                      <F54>

Supplemental data and ratios:
   Net assets, end of period            $99,655,073   $86,476,869   $28,629,656   $ 20,864,264   $13,049,574        $7,853,228
   Ratio of expenses
     to average net assets(6)<F56>            0.85%(5)      0.85%         1.20%          1.25%         1.25%             1.25%(5)
                                                  <F55>                                                                      <F55>
   Ratio of net investment loss
     to average net assets(6)<F56>           (0.22%)(5)    (0.43%)       (0.81%)        (0.84%)       (0.67%)           (1.25%)(5)
                                                   <F55>                                                                      <F55>
   Portfolio turnover rate(7)<F57>            34.7%(4)      77.9%         81.8%          55.4%         73.6%              0.0%
                                                  <F54>

(1)<F51>  Commencement of operations.
(2)<F52>  Calculated using average shares outstanding during the period.
(3)<F53>  Amount is less than $0.01.
(4)<F54>  Not annualized.
(5)<F55>  Annualized.
(6)<F56> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended June 30, 2005, December 31 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.96%, 1.05%, 1.20%, 1.39%, 2.06% and 2.78%, respectively;
          and the ratios of net investment loss to average net assets would have been (0.33%), (0.63%), (0.81%), (0.98%), (1.48%) and (2.78%),
          respectively.
(7)<F57> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                            BAIRD MIDCAP FUND
                                      ---------------------------------------------------------------------------------------------
                                         Investor                                                                    Investor
                                       Class Shares     Investor      Investor      Investor       Investor        Class Shares
                                        Six Months    Class Shares  Class Shares  Class Shares   Class Shares      December 29,
                                          Ended        Year Ended    Year Ended    Year Ended     Year Ended   2000(1)<F58> through
                                      June 30, 2005   December 31,  December 31,  December 31,   December 31,      December 31,
                                       (unaudited)        2004          2003          2002           2001              2000
                                      -------------   ------------  ------------  ------------   ------------  --------------------
Per Share Data:
   Net asset value,
     beginning of period                $     10.82   $      9.65   $      7.63   $      9.09    $      9.70        $    10.00
                                        -----------   -----------   -----------   -----------    -----------        ----------
Income from investment operations:
   Net investment income                      (0.02)        (0.07)(2)     (0.09)        (0.09)(2)      (0.08)(2)         (0.00)(3)
                                                                 <F59>                       <F59>          <F59>             <F60>
   Net realized and unrealized
     gains (losses) on investments            (0.25)         1.26          2.11         (1.37)         (0.53)            (0.30)
                                        -----------   -----------   -----------   -----------    -----------        ----------
   Total from investment operations           (0.27)         1.19          2.02         (1.46)         (0.61)            (0.30)
                                        -----------   -----------   -----------   -----------    -----------        ----------
Less distributions:
   Distributions from
     net realized gains                          --         (0.02)           --            --             --                --
                                        -----------   -----------   -----------   -----------    -----------        ----------
Net asset value, end of period          $     10.55   $     10.82   $      9.65   $      7.63    $      9.09        $     9.70
                                        -----------   -----------   -----------   -----------    -----------        ----------
                                        -----------   -----------   -----------   -----------    -----------        ----------
Total return                                 (2.50%)(4)    12.32%        26.47%       (16.06%)        (6.29%)           (3.00%)(4)
                                                   <F61>                                                                      <F61>
Supplemental data and ratios:
   Net assets, end of period            $ 4,278,019   $ 3,944,857   $   959,209   $   801,703    $ 1,050,356        $       10
   Ratio of expenses
     to average net assets(6)<F63>            1.10%(5)      1.10%         1.45%         1.50%          1.50%             1.50%(5)
                                                  <F62>                                                                      <F62>
   Ratio of net investment loss
     to average net assets(6)<F63>           (0.47%)(5)    (0.68%)       (1.06%)       (1.09%)        (0.92%)           (1.50%)(5)
                                                   <F62>                                                                      <F62>
   Portfolio turnover rate(7)<F64>            34.7%(4)      77.9%         81.8%         55.4%          73.6%              0.0%
                                                  <F61>

(1)<F58>  Commencement of operations.
(2)<F59>  Calculated using average shares outstanding during the period.
(3)<F60>  Amount is less than $0.01.
(4)<F61>  Not annualized.
(5)<F62>  Annualized.
(6)<F63> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended June 30, 2005, December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.21%, 1.30%, 1.45%, 1.64%, 2.31% and 3.03%, respectively;
          and the ratios of net investment loss to average net assets would have been (0.58%), (0.88%), (1.06%), (1.23%), (1.73%) and (3.03%),
          respectively.
(7)<F64> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                                   BAIRD SMALLCAP FUND
                                                                        -----------------------------------------
                                                                         Institutional          Institutional
                                                                          Class Shares          Class Shares
                                                                        Six Months Ended    June 30, 2004(1)<F65>
                                                                         June 30, 2005             through
                                                                          (unaudited)         December 31, 2004
                                                                        ----------------    ---------------------
Per Share Data:
   Net asset value, beginning of period                                   $     10.84            $     10.00
                                                                          -----------            -----------
Income from investment operations:
   Net investment loss(2)<F66>                                                  (0.03)                 (0.03)
   Net realized and unrealized gains (losses) on investments                    (0.00)                  0.87
                                                                          -----------            -----------
   Total from investment operations                                             (0.03)                  0.84
                                                                          -----------            -----------
Net asset value, end of period                                            $     10.81            $     10.84
                                                                          -----------            -----------
                                                                          -----------            -----------
Total return(3)<F67>                                                           (0.28%)                 8.40%

Supplemental data and ratios:
   Net assets, end of period                                              $27,945,017            $17,331,262
   Ratio of expenses to average net assets(5)<F69>                              0.95%(4)<F68>          0.95%(4)<F68>
   Ratio of net investment loss to average net assets(5)<F69>                  (0.55%)(4)<F68>        (0.65%)(4)<F68>
   Portfolio turnover rate(3)<F67>(6)<F70>                                      29.1%                  34.7%

(1)<F65>  Commencement of operations.
(2)<F66>  Calculated using average shares outstanding during the period.
(3)<F67>  Not annualized.
(4)<F68>  Annualized.
(5)<F69> Without fees reimbursed, ratio of net expenses to average net assets for the period ended June 30, 2005 and December 31, 2004 would have been 1.36% and 1.89%, respectively; and the ratio of net investment loss to average net assets would have been (0.96%) and (1.59%), respectively.
(6)<F70> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                                   BAIRD SMALLCAP FUND
                                                                        -----------------------------------------
                                                                            Investor              Investor
                                                                          Class Shares          Class Shares
                                                                        Six Months Ended    June 30, 2004(1)<F71>
                                                                         June 30, 2005             through
                                                                          (unaudited)         December 31, 2004
                                                                        ----------------    ---------------------
Per Share Data:
   Net asset value, beginning of period                                   $     10.83            $     10.00
                                                                          -----------            -----------
Income from investment operations:
   Net investment loss(2)<F72>                                                  (0.04)                 (0.05)
   Net realized and unrealized gains (losses) on investments                    (0.01)                  0.88
                                                                          -----------            -----------
   Total from investment operations                                             (0.05)                  0.83
                                                                          -----------            -----------
Net asset value, end of period                                            $     10.78            $     10.83
                                                                          -----------            -----------
                                                                          -----------            -----------
Total return(3)<F73>                                                           (0.46%)                 8.30%
Supplemental data and ratios:
   Net assets, end of period                                              $   229,387            $    68,184
   Ratio of expenses to average net assets(5)<F75>                              1.20%(4)<F74>          1.20%(4)<F74>
   Ratio of net investment loss to average net assets(5)<F75>                  (0.80%)(4)<F74>        (0.90%)(4)<F74>
   Portfolio turnover rate(3)<F73>(6)<F76>                                      29.1%                  34.7%

(1)<F71>  Commencement of operations.
(2)<F72>  Calculated using average shares outstanding during the period.
(3)<F73>  Not annualized.
(4)<F74>  Annualized.
(5)<F75> Without fees reimbursed, ratio of net expenses to average net assets for the period ended June 30, 2005 and December 31, 2004 would have been 1.61% and 2.14%, respectively; and the ratio of net investment loss to average net assets would have been (1.21%) and (1.84%), respectively.
(6)<F76> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a "Fund" and collectively the "Funds"), three of the eight portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation.

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird LargeCap Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The investment objective of the Baird SmallCap Fund is to seek long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2005, one shareholder related to the investment advisor held approximately 51% of the Baird LargeCap Fund and one shareholder related to the investment advisor held 57% of the Baird SmallCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e) Allocation of Income and Expenses - Each Fund in the series is charged for those expenses directly attributable to the portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD LARGECAP FUND

                                 Six Months Ended                                                 Six Months Ended
                                   June 30, 2005                                                    June 30, 2005
                            ---------------------------                                       -------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $ 2,795,071        351,080          Shares sold                   $  684,591         86,057
Shares issued through                                            Shares issued through
  reinvestment of dividends           --             --            reinvestment of dividends           --             --
Shares redeemed               (3,021,524)      (378,768)         Shares redeemed                  (84,515)       (10,568)
                             -----------      ---------                                        ----------        -------
Net Decrease                 $  (226,453)       (27,688)         Net Increase                  $  600,076         75,489
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                           7,960,799          Beginning of period                             234,864
                                              ---------                                                          -------
End of period                                 7,933,111          End of period                                   310,353
                                              ---------                                                          -------
                                              ---------                                                          -------

                                    Year Ended                                                       Year Ended
                                 December 31, 2004                                                December 31, 2004
                            ---------------------------                                       -------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $ 5,204,938        657,907          Shares sold                   $1,232,442        156,739
Shares issued through                                            Shares issued through
  reinvestment of dividends      428,099         52,721            reinvestment of dividends       10,928          1,354
Shares redeemed               (3,382,487)      (430,488)         Shares redeemed                  (39,313)        (5,082)
                             -----------      ---------                                        ----------        -------
Net Increase                 $ 2,250,550        280,140          Net Increase                  $1,204,057        153,011
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                           7,680,659          Beginning of period                              81,853
                                              ---------                                                          -------
End of period                                 7,960,799          End of period                                   234,864
                                              ---------                                                          -------
                                              ---------                                                          -------

BAIRD MIDCAP FUND

                                 Six Months Ended                                                 Six Months Ended
                                   June 30, 2005                                                    June 30, 2005
                            ---------------------------                                       -------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $18,888,664      1,766,101          Shares sold                   $  892,050         83,465
Shares issued through                                            Shares issued through
  reinvestment of dividends           --             --            reinvestment of dividends           --             --
Shares redeemed               (3,530,515)      (334,715)         Shares redeemed                 (441,755)       (42,615)
                             -----------      ---------                                        ----------        -------
Net Increase                 $15,358,149      1,431,386          Net Increase                  $  450,295         40,850
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                           7,924,137          Beginning of period                             364,694
                                              ---------                                                          -------
End of period                                 9,355,523          End of period                                   405,544
                                              ---------                                                          -------
                                              ---------                                                          -------

                                    Year Ended                                                       Year Ended
                                 December 31, 2004                                                December 31, 2004
                            ---------------------------                                       -------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $53,356,727      5,302,856          Shares sold                   $3,059,070        299,099
Shares issued through                                            Shares issued through
  reinvestment of dividends      142,982         13,214            reinvestment of dividends        6,603            615
Shares redeemed               (3,419,077)      (337,955)         Shares redeemed                 (354,288)       (34,372)
                             -----------      ---------                                        ----------        -------
Net Increase                 $50,080,632      4,978,115          Net Increase                  $2,711,385        265,342
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                           2,946,022          Beginning of period                              99,352
                                              ---------                                                          -------
End of period                                 7,924,137          End of period                                   364,694
                                              ---------                                                          -------
                                              ---------                                                          -------

BAIRD SMALLCAP FUND

                                 Six Months Ended                                                 Six Months Ended
                                   June 30, 2005                                                    June 30, 2005
                            ---------------------------                                       -------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $11,885,101      1,160,741          Shares sold                   $  336,510         15,512
Shares redeemed               (1,818,120)      (173,803)         Shares redeemed                   (5,360)          (535)
                             -----------      ---------                                        ----------        -------
Net Increase                 $10,066,981        986,938          Net Increase                  $  331,150         14,977
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                           1,598,470          Beginning of period                               6,296
                                              ---------                                                          -------
End of period                                 2,585,408          End of period                                    21,273
                                              ---------                                                          -------
                                              ---------                                                          -------

                           June 30, 2004(1)<F77> through                                    June 30, 2004(1)<F77> through
                                 December 31, 2004                                                December 31, 2004
                           -----------------------------                                    -----------------------------
INSTITUTIONAL CLASS SHARES       $             Shares            INVESTOR CLASS SHARES            $              Shares
                            -----------       ---------                                       ----------        -------
Shares sold                  $16,977,724      1,699,415          Shares sold                   $   64,485          6,296
Shares redeemed                 (982,943)      (100,945)         Shares redeemed                       --             --
                             -----------      ---------                                        ----------        -------
Net Increase                 $15,994,781      1,598,470          Net Increase                  $   64,485          6,296
                             -----------                                                       ----------
                             -----------                                                       ----------
Shares Outstanding:                                              Shares Outstanding:
Beginning of period                                  --          Beginning of period                                  --
                                              ---------                                                          -------
End of period                                 1,598,470          End of period                                     6,296
                                              ---------                                                          -------
                                              ---------                                                          -------

(1)<F77>  Commencement of operations.

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                     Baird             Baird             Baird
                 LargeCap Fund      MidCap Fund      SmallCap Fund
                 -------------      ------------     -------------
Purchases:        $12,822,415       $44,314,789       $15,540,182
Sales:            $10,595,790       $32,568,471       $ 5,685,582

At December 31, 2004, accumulated earnings/losses on a tax basis were as follows:

                                                  LARGECAP             MIDCAP             SMALLCAP
                                                    FUND                FUND                FUND
                                                  --------             ------             --------
Cost of Investments                              $59,865,853         $82,628,748         $16,126,782
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross unrealized appreciation                      9,615,738          12,085,890           2,038,830
Gross unrealized depreciation                     (2,787,706)           (629,780)           (451,647)
                                                 -----------         -----------         -----------
Net unrealized appreciation/(depreciation)       $ 6,828,032         $11,456,110         $ 1,587,183
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Undistributed ordinary income                            787                  --                  --
Undistributed long-term capital gain                      --                  --                  --
                                                 -----------         -----------         -----------
Total distributable earnings                     $       787         $        --         $        --
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Other accumulated gains (losses)                 $(8,601,915)        $   (64,219)        $  (196,705)
                                                 -----------         -----------         -----------
Total accumulated earnings/(losses)              $(1,773,096)        $11,391,891         $ 1,390,478
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Baird MidCap Fund and the Baird SmallCap Fund elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 in the amounts of $64,219 and $5,827, respectively.

At December 31, 2004, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012, $3,094,411 that expire in 2011, $4,188,556 that expire in 2010 and $151,937 that expire in 2009. At December 31, 2004, the Baird SmallCap Fund had accumulated net realized capital loss carryover of $190,878 expiring in 2012. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

During the six months ended June 30, 2005, the Funds made no distributions.

During the period ended December 31, 2004, the Funds paid the following dividends:

                      ORDINARY INCOME DIVIDENDS    NET LONG-TERM CAPITAL GAINS
                      -------------------------    ---------------------------
Baird LargeCap Fund            $442,557                         --
Baird MidCap Fund                 --                         $150,283
Baird SmallCap Fund               --                            --

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2005 and through December 31, 2005, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                         INSTITUTIONAL CLASS SHARES    INVESTOR CLASS SHARES
                         --------------------------    ---------------------
Baird LargeCap Fund                 0.75%                      1.00%
Baird MidCap Fund                   0.85%                      1.10%
Baird SmallCap Fund                 0.95%                      1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                          Six Months Ended
                                              June 30,                    December 31,
                                          ----------------     ----------------------------------
   YEAR ENDED:                                  2005           2004           2003           2002
   REIMBURSED / ABSORBED EXPENSES SUBJECT
     TO RECOVERY BY ADVISOR UNTIL:              2008           2007           2006           2005
   BAIRD LARGECAP FUND                        $48,693        $114,127       $108,138       $91,116
   BAIRD MIDCAP FUND                          $50,795        $116,179       $  1,122       $21,503
   BAIRD SMALLCAP FUND                        $40,558        $ 72,320             --            --

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the period ended June 30, 2005.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $2,934, $5,129 and $209, respectively, in fees pursuant to the Plan during the six months ended June 30, 2005.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND -DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable - only required for annual reports on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable because the Registrant is not a closed-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a)  Disclosure Controls and Procedures.  The Registrant's management, with the
     ----------------------------------
     participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-CSR. Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)  Changes in Internal Control Over Financial Reporting.  There were no
     ----------------------------------------------------
     changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.

     By: /s/ Mary Ellen Stanek
         ----------------------------
         Mary Ellen Stanek, President

     Date:  September 1, 2005
          ---------------------------
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By: /s/ Mary Ellen Stanek
         ----------------------------
         Mary Ellen Stanek, President

     Date:  September 1, 2005
          ---------------------------

     By: /s/ Leonard Rush
         -----------------------
         Leonard Rush, Treasurer

     Date:  September 1, 2005
          ---------------------